GARTMORE  VARIABLE  INSURANCE  TRUST
(FORMERLY  NATIONWIDE(R)  SEPARATE  ACCOUNT  TRUST)





-     Gartmore  GVIT  Global  Leaders  Fund
      (formerly  Gartmore  NSAT  Global  Leaders  Fund)

-     Gartmore  GVIT  Global  Small  Companies  Fund
      (formerly  Gartmore  NSAT  Global  Small  Companies  Fund)

-     Gartmore  GVIT  OTC  Fund
      (formerly  Gartmore  NSAT  OTC  Fund)



PROSPECTUS

MAY 1, 2002

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these Funds' shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

TABLE  OF  CONTENTS


FUND SUMMARIES. . . . . . . . . . . . . . . . . . . . . . . . .  . . . ..    2
Gartmore GVIT Global Leaders Fund . . . . . . . . . . . . . . . . . . . .    3
Gartmore GVIT Global Small Companies Fund . . . . . . . . . . . . . . . .    5
Gartmore GVIT OTC Fund. . . . . . . . . . . . . . . . . . . . . . . . . .    7

MORE ABOUT THE FUNDS. . . . . . . . . . . . . . . . . . . . . . . . . . .    9
Principal Investments and Techniques. . . . . . . . . . . . . . . . . . .    9
Principal Risks . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    9
Temporary Defensive Positions . . . . . . . . . . . . . . . . . . . . . .    9

MANAGEMENT. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   11
Investment Adviser. . . . . . . . . . . . . . . . . . . . . . . . . . . .   11
Subadviser. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   11
Portfolio Management Teams. . . . . . . . . . . . . . . . . . . . . . . .   11

BUYING AND SELLING FUND SHARES. . . . . . . . . . . . . . . . . . . . . .   13
Who Can Buy Shares of the Funds . . . . . . . . . . . . . . . . . . . . .   13
Purchase Price. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   13
Selling Shares. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   13
Restrictions on Sales . . . . . . . . . . . . . . . . . . . . . . . . . .   13
Dividends and Distributions . . . . . . . . . . . . . . . . . . . . . . .   13
Tax Status. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   13
ADDITIONAL INFORMATION . . . . . . . . . . . . . . . . . . . . . .  BACK COVER

FUND  SUMMARIES


This prospectus provides information about the Gartmore GVIT Global Leaders Fund (formerly Gartmore NSAT Global Leaders Fund), Gartmore GVIT Global Small Companies Fund (formerly Gartmore GVIT Global Small Companies Fund) and Gartmore GVIT OTC Fund (formerly Gartmore NSAT OTC Fund) (together, the "Funds") offered by Gartmore Variable Insurance Trust (formerly Nationwide Separate Account
Trust). The following sections summarize key information about the Funds, including information regarding the investment objectives, principal strategies, principal risks, performance and fees for the Funds. Each Fund's investment objective can be changed without shareholder approval. Use the summaries to compare the Funds with other mutual funds. More detailed information about the risks and investment techniques of the Funds can be found in "More About the Funds", beginning on page __. "You" and "your" refer to both direct shareholders and contract holders who invest in the Funds indirectly through their variable annuity contracts and/or variable life insurance policies (collectively, variable insurance contracts).

The Fund Summaries contain discussions of the principal risks of investing in the Funds. As with any mutual fund, there can be no guarantee that a Fund will meet its objective or that a Fund's performance will be positive for any period of time.


A  QUICK  NOTE  ABOUT  THE  FUNDS

This prospectus is designed to help you make informed decisions about some of the investments available under your variable annuity contract or variable life insurance policy. You'll find details about how your annuity contract or life insurance policy works in the accompanying prospectus.

The Funds currently offer one class of shares: Class I shares. This prospectus provides information with respect to Class I shares. For more information about who may purchase Class I shares, see "Buying and Selling Fund Shares" on page __.

FUND  SUMMARIES-GARTMORE  GVIT  GLOBAL  LEADERS  FUND

OBJECTIVES  AND  PRINCIPAL  STRATEGIES

The Fund seeks long term capital growth by investing primarily in equity securities of global leaders. A global leader is defined as a company with a strong and improving franchise that is well positioned to take advantage of growth opportunities in its industry.

Gartmore Global Asset Management Trust ("GGAMT"), the Fund's investment adviser, has chosen Gartmore Global Partners ("GGP") as a subadviser to manage the Fund's portfolio on a day-to-day basis. To achieve its objective, the Fund invests at least 80% of its net assets in investments that are tied economically to a number of countries throughout the world. The rationale for investing in global leaders arises from the increasing globalization of many industries coupled with the increasing importance of multinational strategies in leading corporations. Global leaders may be domiciled anywhere globally while adopting winning multinational strategies within their industries.

GGP adopts a sector approach and looks to identify those companies within industries with a strong and improving competitive advantage in key growth segments. The portfolio management team then identifies which of these companies have earnings growth potential greater than that expected by the stock market.

The Fund primarily invests in equity securities which may include equity interests in investment funds or trusts, convertible securities, common stocks, preferred stocks, warrants, real estate investment trust securities and depository receipts.

The Fund may also invest in securities that are not part of its principal investment strategies as described above, but it will not hold more than 10% of its assets in any one type of these securities.

GGP is a growth stock investor and its investment philosophy rests on two fundamental principles:

- Growth investing produces superior returns over the longer term, but consensus growth (or the market's expectations for earnings forecasts) produces average returns. Therefore, GGP focuses on identifying unexpected earnings growth.

- GGP looks to sell companies where there is significant risk that earnings growth will disappoint against expectations.

PRINCIPAL  RISKS

Because the value of your investment in the Fund will fluctuate, there is the risk that a shareholder will lose money. Your investment will decline in value if the value of the Fund's investments decreases. The value of shares will also be impacted in part by GGP's ability to assess economic conditions and investment opportunities.

FOREIGN RISK. Investments in foreign securities involve special risks which are not associated with U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, and delayed settlement. To the extent that the Fund invests in countries with emerging markets, the foreign securities risks are magnified since these countries may have unstable governments, more volatile currencies and less established markets.

STOCK MARKET RISK. Stock market risk is the risk that the Fund could lose value if the individual stocks in which the Fund has invested or the overall stock markets in which it trades go down. Individual stocks and the overall stock market may experience short-term volatility as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization. The stock market is affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

RISKS RELATED TO INVESTING FOR GROWTH. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. Because the Fund focuses on growth-style stocks, the Fund's performance may at times be better or worse than the performance of stock funds that focus on other types of stocks, or that have a broader investment style.

For more detailed information about the Fund's investments and risks, see "More About the Funds" beginning on page 13.

PERFORMANCE

No performance information is provided because the Fund did not begin operations as of the date of this prospectus.

FEES  AND  EXPENSES  -  CLASS  I

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder  Fees(1)
(paid  directly  from  your
investment)                             None
Annual  Fund  Operating  Expenses
(deducted  from  Fund  assets)
Management  Fees(2)                    1.00%
Other  Expenses(3)                     0.88%
--------------------------------------------
TOTAL  ANNUAL  FUND
OPERATING  EXPENSES(4)                 1.88%

1 Sales charges and other expenses may be imposed by variable annuity contracts or variable life insurance policies if the Fund's shares are purchased by a life insurance separate account as an investment option for these contracts or policies.

2 The Fund has not commenced operations as of the date of this prospectus. As a result, the management fee represents the fee which is payable to GGAMT under its contract with the Fund.

3 As a new fund these are estimates for the current fiscal year ending in December 31, 2002. These estimates do not take into account the expense limitation agreement between the Fund and GGAMT.

4 GGAMT and the Fund have entered into a written contract limiting operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses, Rule 12b-1 fees and administrative services fees) from exceeding
     1.55 % for Class I shares through April 30, 2003. The Fund is authorized to reimburse GGAMT for management fees previously waived and/or for the cost of "Other Expenses" paid by GGAMT provided that any such reimbursement will not cause the Fund to exceed the expense limitations noted above. The Fund's ability to reimburse GGAMT in this manner only applies to fees paid or reimbursements made by GGAMT at some time within the first five years of the Fund's operations.


EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year and no changes in expense and does not take into account the expense limitation agreement between GGAMT and the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1  year                           3  years
-------                           --------
$191                                 $591

FUND  SUMMARIES--GARTMORE  GVIT  GLOBAL  SMALL  COMPANIES  FUND


OBJECTIVE  AND  PRINCIPAL  STRATEGIES

The Fund seeks long term capital growth by investing primarily in equity securities of small U.S. and foreign companies. The Fund looks to invest in small companies with a strong and improving franchise that are well positioned to take advantage of growth opportunities in their industries.

GGAMT, the Fund's investment adviser, has chosen GGP as a subadviser to manage the Fund's portfolio on a day-to-day basis. To achieve its objective, the investment managers select regions or countries, and small companies they believe have the potential for unexpected growth.

Under normal conditions, the Fund will invest at least 80% of assets in equity securities issued by small capitalization companies that are tied economically to a number of countries throughout the world. The Fund considers a "small" company to be one whose market capitalization normally does not exceed $3 billion at the time of purchase. Though considered small by this definition, some companies in which the Fund invests may be among the largest within their respective countries.

Some companies may outgrow the definition of a small company after the Fund has purchased their securities. These companies continue to be considered small for purposes of the Fund's minimum 80% allocation to global small company equity securities.

The Fund primarily invests in equity securities of U.S. and foreign small companies which may include equity interests in investment funds or trusts, convertible securities, common and preferred stocks, rights and warrants, real estate investment trust securities and depositary receipts.

The Fund may also invest in securities that are not part of its principal investment strategies, but it will not hold more than 10% of its assets in any one type of these securities.

GGP is a growth stock investor and its investment philosophy rests on two fundamental principles:

- Growth investing produces superior returns over the longer term, but consensus growth (or the market's expectations for earnings forecasts) produces average returns. Therefore, GGP focuses on identifying unexpected earnings growth.

- GGP looks to sell companies where there is significant risk that earnings growth will not meet market expectations.

PRINCIPAL  RISKS

Because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money. Your investment will decline in value if the value of the Fund's investments decreases. The value of shares will also be impacted in part by GGP's ability to assess economic conditions and investment opportunities.

FOREIGN RISK. Investments in foreign securities involve special risks which are not associated with U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, and delayed settlement. To the extent that the Fund invests in countries with emerging markets, the foreign securities risks are magnified since these countries may have unstable governments, more volatile currencies and less established markets.

STOCK MARKET RISK. Stock market risk is the risk that the Fund could lose value if the individual stocks in which the Fund has invested or the overall stock markets in which it trades go down. Individual stocks and the overall stock market may experience short-term volatility as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization. Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

SMALL CAP RISK. The Fund's investments in smaller, newer companies may be riskier than investments in larger, more established companies. The stocks of small capitalization companies are usually less stable in price and less liquid than the stocks of larger companies.

RISKS RELATED TO INVESTING FOR GROWTH. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. Because the Fund focuses on growth-style stocks, the Fund's performance may at times be better or worse than the performance of stock funds that focus on other types of stocks, or that have a broader investment style.

For more detailed information about the Fund's investments and risks, see "More About the Funds" beginning on page 13.

PERFORMANCE

No performance information is provided because the Fund did not begin operations as of the date of this prospectus.

FEES  AND  EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


Shareholder  Fees(1)
(paid  directly  from  your  investment)     None
Annual  Fund  Operating  Expenses
(deducted  from  Fund  assets)
Management  Fees(2)                         1.15%
Other  Expenses(3)                          0.88%
-------------------------------------------------
TOTAL  ANNUAL  FUND                         2.03%
OPERATING  EXPENSES(4)

1 Sales charges and other expenses may be imposed by variable annuity contracts or variable life insurance policies if the Fund's shares are purchased by a life insurance separate account as an investment option for these contracts or policies.

2 The Fund has not commenced operations as of the date of this prospectus. As a result, the management fee represents the fee which is payable to GGAMT under its contract with the Fund.

3 As a new fund these are estimates for the current fiscal year ending in December 31, 2002. These estimates do not take into account the expense limitation agreement between the Fund and GGAMT.

4 GGAMT and the Fund have entered into a written contract limiting operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses, Rule 12b-1 fees and administrative services fees) from exceeding
     1.75 % for Class I shares through April 30, 2003. The Fund is authorized to reimburse GGAMT for management fees previously waived and/or for the cost of "Other Expenses" paid by GGAMT provided that any such reimbursement will not cause the Fund to exceed the expense limitations noted above. The Fund's ability to reimburse GGAMT in this manner only applies to fees paid or reimbursements made by GGAMT at some time within the first five years of the Fund's operations.

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year and no changes in expenses and does not take into account the expense limitation agreement between GGAMT and the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1  year                      3  years
-------                      --------
$206                             $637

FUND  SUMMARIES--GARTMORE  GVIT  OTC  FUND

OBJECTIVE  AND  PRINCIPAL  STRATEGIES

The Fund seeks long term capital growth by investing primarily in equity securities of U.S. and foreign companies that are traded in over-the-counter
(OTC)  markets.

GGAMT, the Fund's investment adviser, has chosen GGP as subadviser to manage the Fund's portfolio. To achieve its objective, the Fund invests at least 80% of its net assets in equity securities of companies that are traded in the over-the-counter markets. The Fund also invests in U.S. and foreign emerging growth companies whose securities are traded on a securities exchange. The Fund may also invest 25% or more of its assets in companies in any one industry including technology and communications related industries. Companies in the technology and communications related industries may include, for example, companies that develop, produce and distribute products or services in the computer, semi-conductor, electronic, communications, health-care and bio-technology sectors. Regions or countries and companies are selected that are believed to have the potential to exceed market growth expectations.

The Fund invests primarily in equity securities which may include common stocks, preferred stocks, equity interests in foreign investment funds or trusts, convertible securities, and depositary receipts. The Fund will invest primarily in OTC companies across the market spectrum and small and mid-sized emerging growth companies.

The Fund may invest in foreign currency exchange contracts to convert foreign currencies to and from the U.S. dollar, and to hedge against changes in foreign currency exchange rates.

THE  OTC  MARKET

The OTC market is a network of telephone lines and a computerized quotation system through which securities trades can be made. OTC securities are securities which are principally traded on the OTC market; however, OTC securities can also be listed for trading on a domestic or foreign exchange. Currently the four OTC markets are the NASDAQ (U.S.), JASDAQ (Japan), EASDAQ (Europe) and KOSDAQ (Korea).

EMERGING  GROWTH  COMPANIES

GGP believes emerging growth companies are those companies that have a strong franchise in a dynamic industry.

GGP is a growth stock adviser and its investment philosophy rests on two fundamental principles:

     - Growth investing can produce superior returns over the longer term, but consensus growth (or the market's expectations for earnings forecasts) tends to produce average returns. Therefore, GGP focuses on identifying companies that it believes offer earnings growth that exceeds market expectations.

     - GGP looks to sell companies where there is significant risk that earnings growth will not meet market expectations.

PRINCIPAL  RISKS

Because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money. Your investment will decline in value if the value of the Fund's investments decreases. The value of your shares will also be impacted in part by GGP's ability to assess economic conditions and investment opportunities.

FOREIGN RISK. Investments in foreign securities involve special risks which are not associated with U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, and delayed settlement. To the extent that the Fund invests in countries with emerging markets, the foreign securities risks are magnified since these countries may have unstable governments, more volatile currencies and less established markets.

STOCK MARKET RISK. Stock market risk is the risk that the Fund could lose value if the individual stocks in which the Fund has invested or the overall stock markets in which they trade go down. Individual stocks and the overall stock markets may experience short-term volatility as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization. Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

OTC MARKET RISKS. Companies whose securities are traded in the OTC markets generally have small market capitalizations or are newer companies than those listed on the NYSE or the American Stock Exchange. OTC companies often have limited product lines, or relatively new products or services, and may lack established markets, depth of experienced management or financial resources. As a result, the securities of these companies may have limited marketability and may be more volatile in price than securities of larger capitalized or more well-known companies.

In addition to these general risks, the liquidity and trading patterns of securities quoted on the EASDAQ, JASDAQ, or KOSDAQ markets may be substantially different from those of securities quoted on the NASDAQ. These OTC markets are relatively new quotation systems and only a small number of issuer's shares are quoted on these exchanges. As a result, historical trading prices may not be indicative of the prices at which securities listed on these exchanges will trade in the future. In addition, these exchanges have relatively low trading volumes for the stocks which they list. Hence, the price at which stocks will trade on the EASDAQ, JASDAQ or KOSDAQ may be subject to significant price fluctuations.

SMALL CAP RISK. The Fund's investments in the securities of smaller, newer companies may be riskier than investments in larger, more established companies. The stocks of smaller companies are usually less stable in price and less liquid than the stocks of larger companies.

CONCENTRATION RISK. The Fund may invest 25% or more of its assets in companies in any one industry. This ability to invest in a more concentrated range of securities than other mutual funds, increases the risk and potential of the Fund. With a concentrated portfolio of securities, it is possible that the Fund could have returns that are significantly more volatile than broad based market indices and other more diversified mutual funds due to the market movement of the particular industry or concentration.

DERIVATIVES RISK. An investment in derivatives can have an impact on market, currency and interest rate exposure. Using derivatives can disproportionately increase losses and reduce opportunities for gains when security prices, currency rates or interest rates are changing in unexpected ways. Counter parties to over-the-counter derivatives contracts present default risks if such counterparties fail to fulfill their obligations. Derivatives can make the Fund less liquid and harder to value, especially in declining markets. Also, the Fund may suffer disproportionately heavy losses relative to the amount of its investments in derivative contracts. Lastly, changes in the value of derivative contracts or other hedging instruments may not match or fully offset changes on the value of the hedged portfolio securities.

MARKET TRENDS RISK. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time the stock market may not favor growth-oriented stocks. Rather, the market could favor value stocks or may not favor equity securities at all. Accordingly, since the Fund focuses on growth-style stocks, performance may at times be better or worse than the performance of stock funds that focus on other types of stocks, or that have a broader investment style.

For more detailed information about the Fund's investments and risks, see "More About the Fund" beginning on page __.

PERFORMANCE

No performance information is provided because the Fund did not begin operations as of the date of this prospectus.

FEES  AND  EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder  Fees(1)
(paid  directly  from  your
investment)                         None
Annual  Fund  Operating  Expenses
(deducted  from  Fund  assets)
Management  Fees(2)                 1.00%
Other  Expenses(3)                  0.88%
-----------------------------------------
TOTAL  ANNUAL  FUND
OPERATING  EXPENSES(4)              1.88%

1 Sales charges and other expenses may be imposed by variable annuity contracts or variable life insurance policies if the Fund's shares are purchased by a life insurance separate account as an investment option for these contracts or policies.

2 The Fund has not commenced operations as of the date of this prospectus. As a result, the management fee represents the fee which is payable to GGAMT under its contract with the Fund.

3 As a new fund these are estimates for the current fiscal year ending in December 31, 2002. These estimates do not take into account the expense limitation agreement between the Fund and GGAMT.

4 GGAMT and the Fund have entered into a written contract limiting operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses, Rule 12b-1 fees and administrative services fees) from exceeding
     1.60 % for Class I shares through April 30, 2003. The Fund is authorized to reimburse GGAMT for management fees previously waived and/or for the cost of "Other Expenses" paid by GGAMT provided that any such reimbursement will not cause the Fund to exceed the expense limitations noted above. The Fund's ability to reimburse GGAMT in this manner only applies to fees paid or reimbursements made by GGAMT at some time within the first five years of the Fund's operations.

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year and no changes in expense and does not take into account the expense limitation agreement between GGAMT and the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1  year             3  years
-------             --------
$                          $

MORE  ABOUT  THE  FUNDS


PRINCIPAL  INVESTMENTS  AND  TECHNIQUES

The Funds may use the principal investment techniques described below to increase returns, protect assets or diversify investments. These techniques are subject to certain risks. For more information about the Funds' investment strategies and techniques, please refer to the Statement of Additional Information (SAI).

PREFERRED STOCK (ALL FUNDS). Holders of preferred stocks normally have the right to receive dividends at a fixed rate but do not participate in other amounts available for distribution by the issuer. Dividends on preferred stock may be cumulative, and cumulative dividends must be paid before common shareholders receive any dividends. Because preferred stock dividends usually must be paid before common stock dividends, preferred stocks generally entail less risk than common stocks. Upon liquidation, preferred stocks are entitled to a specified liquidation preference, which is generally the same as the par or stated value, and are senior in right of payment to common stock. Preferred stocks do not represent a liability of the issuer and, therefore, do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities. In addition, preferred stocks are subordinated in right of payment to all debt obligations and creditors of the issuer, and convertible securities may be subordinated to other preferred stock of the same issuer.

CONVERTIBLE SECURITIES (ALL FUNDS). Convertible securities -- also known as convertibles -- include bonds, debentures, notes, preferred stocks, and other securities. Convertibles are a hybrid security that have characteristics of both bonds and stocks. Like bonds, they pay interest. Because they can be converted into common stock within a set period of time, at a specified price or formula, convertibles also offer the chance for capital appreciation, like common stocks.

Convertibles tend to be more stable in price than the underlying common stock, although price changes in the underlying common stock can affect the convertible's market value. For example, as an underlying common stock loses value, convertibles present less opportunity for capital appreciation, and may also lose value. Convertibles, however, may sustain their value better than the common stock because they pay income, which tends to be higher than common stock dividend yields.

Because of this fixed-income feature, convertibles may compete with bonds as a good source of dependable income. Therefore, if interest rates increase and "newer," better-paying bonds become more attractive, the value of convertibles may decrease. Conversely, if interest rates decline, convertibles could increase in value.

Convertibles tend to be more secure than common stock (companies must generally pay holders of convertibles before they pay holders of common stock), but they are typically less secure than similar non-convertible securities such as bonds (bondholders must generally be paid before holders of convertibles and common stock). Because convertibles are usually subordinate to bonds in terms of payment priority, convertibles typically are rated below investment grade by a nationally recognized rating agency, or they are not rated at all.

WARRANTS (GLOBAL LEADERS, GLOBAL SMALL COMPANIES). A warrant is a security that gives the holder of the warrant the right to buy common stock at a specified price for a specified period of time. Warrants are considered speculative and have no value if they are not exercised before their expiration date.

DERIVATIVES (ALL FUNDS). A derivative is a contract whose value is based on the performance of an underlying financial asset, index or other investment. For example, a stock option is a derivative because its value changes in relation to the performance of the underlying stock. The value of an option on a futures contract varies with the value of the underlying futures contract, which in turn varies with the value of the underlying commodity or security. Derivatives are available based on the performance of assets, interest rates, currency exchange rates, and various domestic foreign indexes. Derivatives afford leverage and can also be used in hedging portfolios.

REITS (GLOBAL LEADERS, GLOBAL SMALL COMPANIES). The Funds may invest in real estate investment trusts (REITs). REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Hybrid REITs combine the investment strategies of Equity REITs and Mortgage REITs.

DEPOSITARY RECEIPTS (ALL FUNDS). A Fund may invest indirectly in securities of foreign issuers through sponsored or unsponsored American Depositary Receipts
(ADRs),  Global Depositary Receipts (GDRs) and International Depositary Receipts
(IDRs) (collectively, depositary receipts). Depositary receipts may not necessarily be denominated in the same currency as the underlying securities that they represent. In addition, the issuers of the stock of unsponsored depositary receipts are not obligated to disclose material information in the United States, and therefore, there may not be a correlation between such information and the market value of the depositary receipts. ADRs are typically issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. GDRs, IDRs, and other types of depositary receipts are typically issued by foreign banks or trust companies and evidence ownership of underlying securities issued by either a foreign or United States corporation. Depositary receipts which are not denominated in U.S.
dollars will be subject to foreign currency exchange rate risks. Certain depositary receipts may not be listed on a exchange and therefore may be considered illiquid securities.

PRINCIPAL  RISKS

FOREIGN RISK (ALL FUNDS) - Foreign security investment involves special risks not present in U.S. investments that can increase the chances that a Fund will lose money.

     - COUNTRY--General securities market movements in any country in which a Fund has investments, are likely to affect the value of a Fund's securities that trade in the country. These movements will affect a Fund's share price and a Fund's performance. The political, economic and social structures of some countries in which a Fund invests may be less stable and more volatile than those in the U.S. The risk of investing in these countries include the possibility of the imposition of exchange controls, currency devaluation, foreign ownership limitations, expropriation, restrictions on removal of currency or other assets, nationalization of assets, punitive taxes and certain custody and settlement risks.

     - FOREIGN MARKETS--A Fund is subject to the risk that because there are generally fewer investors in foreign markets and a smaller number of securities traded each day, it may make it difficult for a Fund to buy and sell certain securities. In addition, prices of foreign securities may go up and down more than prices of securities traded in the U.S. Also, brokerage commissions and other costs of buying and selling securities often are higher in foreign countries than they are in the United States. This reduces the amount the Fund can earn on its investments.

     - GOVERNMENTAL SUPERVISION AND REGULATION/ACCOUNTING STANDARDS--Foreign companies are not subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies. A Fund may have greater difficulty voting proxies, exercising shareholder rights, pursuing legal remedies and obtaining judgments with respect to foreign investments in foreign courts than with respect to U.S. companies in U.S. courts. Many foreign governments supervise and regulate stock exchanges, brokers and the sale of securities less than the U.S. does. Other countries may not have laws to protect investors the way that the U.S. securities laws do. Accounting standards in other countries are not necessarily the same as in the U.S. If the accounting standards in another country do not require as much detail as U.S. accounting standards, it may be harder for a Fund's portfolio manager to completely and accurately determine a company's financial condition.

     - CURRENCY--A significant portion of a Fund's investments will generally be denominated in foreign currencies. Changes in foreign currency exchange rates will affect the value of what a Fund owns and a Fund's share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of currency by a country's government or banking authority also has a significant impact on the value of any securities denominated in that currency.

SMALL CAP RISK (GLOBAL SMALL COMPANIES, OTC)Historically, the securities of small companies have been more volatile in price than larger company securities, especially over the short term. Among the reasons for the greater price volatility are the less certain growth prospects of small companies, the lower degree of liquidity in the markets for such securities, the greater impact caused by changes in investor perception of value, and the greater sensitivity of small cap companies to changing economic conditions. In addition, small cap companies may:

     -    lack  depth  of  management

     -    lack  a  proven  track  record

     -    be  unable  to  generate  funds  necessary  for  growth or development

     - be developing or marketing new products or services for which markets are not yet established and may never become established

     -    market  products  or  services  which  may  become  quickly  obsolete.

Small cap companies in the technology and biotechnology industries may be subject to abrupt or erratic price movements. Therefore, while small cap companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

TEMPORARY  DEFENSIVE  POSITIONS

In response to economic, political or unusual market conditions, each Fund may invest up to 100% of its assets in cash or money market obligations. Should this occur, a Fund may not meet its investment objectives and may miss potential market upswings.

MANAGEMENT



INVESTMENT  ADVISER

Gartmore Global Asset Management Trust (GGAMT), 1200 River Road, Conshohocken, Pennsylvania 19428, manages the investment of the assets and supervises the daily business affairs of each of the Funds. GGAMT was organized in July 2000, and advises mutual funds and other institutional separate accounts. As of March 31, 2002, GGAMT and its affiliates had approximately $1.1 billion in assets under management, of which $43 million was managed by GGAMT.

Each Fund pays GGAMT a management fee, which is based on the Funds' average daily net assets.

Fund                                                                         Fee
--------------------------------------------------------------------------------

Gartmore  GVIT  Global  Leaders                                            1.00%
Gartmore  GVIT  Global  Small  Companies                                   1.15%
Gartmore  GVIT  OTC                                                        1.00%

SUBADVISER

Subject to the supervision of GGAMT and the Trustees, GGP will manage each Fund's assets in accordance with its investment objective and strategies. GGP makes investment decisions for each Fund and, in connection with such investment decisions, places purchase and sell orders for securities.

GGP is a global asset manager dedicated to serving the needs of U.S. based investors. GGP was formed in 1995 as a registered investment adviser and as of December 31, 2001, manages approximately $1.1 billion in assets.

Out of its management fee, GGAMT pays GGP an annual subadvisory fee, based on the Funds' average daily net assets, as follows:

Fund                                                                         Fee
--------------------------------------------------------------------------------

Gartmore  GVIT  Global  Leaders                                           0.50%
Gartmore  GVIT  Global  Small  Companies                                  0.575%
Gartmore  GVIT  OTC                                                       0.50%


GGP takes a team approach to portfolio construction, allowing investors to benefit from the skills of all the members of the team not just one investment manager.

PORTFOLIO  MANAGEMENT  TEAM-GARTMORE  GVIT  GLOBAL  LEADERS  FUND

Gary Smith, Brian O'Neill and Neil Rogan, GGP's global specialists, are responsible for managing the Gartmore GVIT Global Leaders Fund.

Gary Smith joined GGP as Head of the Investment Risk Consultancy Team in 1990. He provides full quantitative research support for GGP's active investment managers. He also advises clients in the area of long-term strategy and issues related to benchmarks and risk controls. Mr. Smith became responsible for managing U.S. portfolios for GGP in 2000.

Brian O'Neill joined GGP in 1981 and became responsible for managing U.S. portfolios for GGP in 1997.

Neil Rogan joined GGP as Head of the Asia Pacific Team in September of 1997. In 2000, he became responsible for managing U.S. portfolios for GGP and is currently head of the International Equities Team. Prior to joining GGP, Mr. Rogan served as a Director and senior fund manager for Jardine Fleming Investment Management in Hong Kong from 1992 to 1997.

PORTFOLIO  MANAGEMENT  TEAM-GARTMORE  GVIT  GLOBAL  SMALL  COMPANIES  FUND

GGP's Global Small Companies Team is responsible for the investment management of the Gartmore GVIT European Growth Fund.

PORTFOLIO  MANAGEMENT  TEAM-GARTMORE  GVIT  OTC  FUND

Nicholas Ford of GGP's U.S. Equity Team manages the Gartmore GVIT OTC Fund. Mr. Ford joined GGP as an investment manager on GGP's U.S. Equity Team in 1998. Mr. Ford served as an investment manager for Clerical Medical in London from November 1996 to December 1997 and also as an investment manager for Sun
Alliance  from  1995  to  1996.

BUYING  AND  SELLING  FUND  SHARES

WHO  CAN  BUY  SHARES  OF  THE  FUNDS

Shares of the Funds are currently sold to separate accounts of Nationwide Life Insurance Company and its wholly owned subsidiary, Nationwide Life and Annuity
Insurance Company (collectively "Nationwide"), to fund benefits payable under variable life insurance policies and variable annuity contracts (collectively, variable insurance contracts). In the future shares may be sold to separate accounts of other insurance companies. Shares are not sold to individual investors.

The separate accounts purchase shares of a Fund in accordance with variable account allocation instructions received from owners of the variable insurance contracts. The Fund then uses the proceeds to buy securities for its portfolio.

Because variable insurance contracts may have different provisions with respect to the timing and method of purchases, exchanges and redemptions, variable insurance contract owners should contact their insurance company directly for details concerning these transactions.

Please check with Nationwide to determine if a Fund is available under your variable insurance contract. This prospectus should be read in conjunction with the prospectus of the separate account of your variable insurance contract.

In the future, the Funds may sell shares to separate accounts of other unaffiliated insurance companies as well as to Nationwide. The Funds currently do not foresee any disadvantages to the owners of variable insurance contracts arising out of the fact that the Funds may in the future offer their shares to the separate accounts of various other insurance companies to fund benefits of these variable insurance contracts. Nevertheless, the Trustees of the Funds intend to monitor events in order to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies' separate accounts might be required to withdraw their investments in one or more of these Funds and shares of another Fund may be substituted. This might force a Fund to sell its securities at disadvantageous prices.

The distributor for the Funds is Nationwide Securities, Inc. (formerly Nationwide Advisory Services, Inc.). It is anticipated that Gartmore Distribution Services, Inc. will become the Funds' distributor after May 1, 2002.

PURCHASE  PRICE

The purchase price of each share of a Fund is its "net asset value" (or NAV) next determined after the order is received. No sales charge is imposed on the purchase of a Fund's shares. Generally, NAV is based on the market value of the securities owned by the Fund less its liabilities. The NAV for a class is determined by dividing the total market value of the securities owned by the Fund allocable to such class, less its liabilities, by the total number of that class' outstanding shares. NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Time) on each day the Exchange is open for trading.

The  Funds  do  not  determine  NAV  on  the  following  days:
-     New  Year's  Day
-     Martin  Luther  King  Jr.  Day
-     Presidents'  Day
-     Good  Friday
-     Memorial  Day
-     Independence  Day
-     Labor  Day
-     Thanksgiving  Day
-     Christmas  Day

-     Other  days  when  the  New  York  Stock  Exchange  is  not  open.

A  Fund  reserves  the  right  not  to  determine  NAV  when:
-     It  has  not  received  any  orders  to purchase, sell, or exchange shares
-     Changes  in  the  value  of  a  Fund's  portfolio  do  not affect the NAV.

If current prices are not available for a security, or if Gartmore SA Capital Trust, as the Funds' administrator or its agent, determines that the price of a security does not represent its fair value, the security may be valued at fair value in accordance with procedures adopted by the Board of Trustees. To the extent that a Fund's investments are traded in markets that are open when the New York Stock Exchange is closed, the value of Fund's investments may change on days when shares cannot be purchased or redeemed.

SELLING  SHARES

Shares may be sold (redeemed) at any time, subject to certain restrictions described below. The redemption price is the NAV per share next determined after the order is received. Of course, the value of the shares sold may be more or less than their original purchase price depending upon the market value of a Fund's investments at the time of sale.

RESTRICTIONS  ON  SALES

Shares of the Funds may not be redeemed or a Fund may delay paying the proceeds from a redemption when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or if trading is restricted or an emergency exists (as determined by the Securities and Exchange Commission).

A Fund may delay or refuse any exchange, transfer or redemption request if the investor redeeming shares is engaged in excessive trading, or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management or would adversely affect the Fund.

DIVIDENDS  AND  DISTRIBUTIONS

Substantially all of a Fund's net investment income, if any, will be paid as a dividend each quarter in the form of additional shares of the Fund. Any net capital gains realized by a Fund from the sale of its portfolio securities will be declared and paid to shareholders annually.

TAX  STATUS

The tax treatment of payments made under a variable annuity contract or variable life insurance policy is described in the prospectus for the contract or policy. Generally, the owners of variable annuity contracts and variable life insurance policies are not taxed currently on income or gains realized under such contracts until the income or gain is distributed. However, income distributions from these contracts and policies will be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisers for more information on their own tax situation, including possible state or local taxes.

Please refer to the SAI for more information regarding the tax treatment of the Funds.

Filed via Rule 497(c)

                       STATEMENT OF ADDITIONAL INFORMATION

                                   MAY 1, 2002


                        GARTMORE VARIABLE INSURANCE TRUST
                 (formerly "Nationwide Separate Account Trust")

 Strong GVIT Mid Cap Growth Fund (formerly "Strong NSAT Mid Cap Growth Fund")
    Nationwide GVIT Strategic Value Fund (formerly "Nationwide Strategic Value
                                     Fund")
     Comstock GVIT Value Fund (formerly "Federated GVIT Equity Income Fund") Federated GVIT High Income Bond Fund (formerly "Federated NSAT High Income Bond
                                     Fund")
   J.P. Morgan GVIT Balanced Fund (formerly "J.P. Morgan NSAT Balanced Fund") MAS GVIT Multi Sector Bond Fund (formerly "MAS NSAT Multi Sector Bond Fund")
     GVIT Small Cap Value Fund (formerly "Nationwide Small Cap Value Fund")
    GVIT Small Cap Growth Fund (formerly "Nationwide Small Cap Growth Fund") Gartmore GVIT Worldwide Leaders Fund (formerly "Nationwide Global 50 Fund")
  Dreyfus GVIT Mid Cap Index Fund (formerly "Dreyfus NSAT Mid Cap Index Fund")
       GVIT Small Company Fund (formerly "Nationwide Small Company Fund")
         Gartmore GVIT Total Return Fund (formerly "Total Return Fund")
        Gartmore GVIT Growth Fund (formerly "Capital Appreciation Fund")
      Gartmore GVIT Government Bond Fund (formerly "Government Bond Fund")
         Gartmore GVIT Money Market Fund (formerly "Money Market Fund")
    Turner GVIT Growth Focus Fund (formerly "Turner NSAT Growth Focus Fund") Gartmore GVIT Global Technology and Communications Fund (formerly "Gartmore NSAT
                   Global Technology and Communications Fund")
Gartmore GVIT Global Health Sciences Fund (formerly "Gartmore NSAT Global Health
                                 Sciences Fund")
 Gartmore GVIT Millennium Growth Fund formerly "Gartmore NSAT Millennium Growth
                                     Fund")
   Gartmore GVIT Emerging Markets Fund (formerly "Gartmore NSAT Emerging Markets
                                     Fund")
  Gartmore GVIT International Growth Fund (formerly "Gartmore NSAT International
                                  Growth Fund")
Gartmore GVIT Global Leaders Fund (formerly "Gartmore NSAT Global Leaders Fund")
   Gartmore GVIT European Leaders Fund (formerly "Gartmore NSAT European Growth
                                     Fund")
Gartmore GVIT Global Small Companies Fund (formerly "Gartmore NSAT Global Small
                                Companies Fund")
           Gartmore GVIT OTC Fund (formerly "Gartmore NSAT OTC Fund")
                     Gartmore GVIT U.S. Growth Leaders Fund
    Gartmore GVIT Nationwide Leaders Fund (formerly "Gartmore GVIT U.S. Leaders
                                     Fund")
                     Gartmore GVIT Asia Pacific Leaders Fund
                  Gartmore GVIT Global Financial Services Fund
                       Gartmore GVIT Global Utilities Fund
   Gartmore GVIT Investor Destinations Aggressive Fund (formerly "NSAT Investor
                         Destinations Aggressive Fund")
  Gartmore GVIT Investor Destinations Moderately Aggressive Fund (formerly "NSAT
               Investor Destinations Moderately Aggressive Fund")
    Gartmore GVIT Investor Destinations Moderate Fund (formerly "NSAT Investor
                          Destinations Moderate Fund")

Gartmore GVIT Investor Destinations Moderately Conservative Fund (formerly "NSAT
              Investor Destinations Moderately Conservative Fund")
  Gartmore GVIT Investor Destinations Conservative Fund (formerly "NSAT Investor
                        Destinations Conservative Fund")
      Gartmore GVIT Money Market Fund II (formerly "Money Market Fund II")

     Gartmore Variable Insurance Trust is a registered open-end investment company currently consisting of 36 series. This Statement of Additional Information relates to all series of the Trust (each, a "Fund" and collectively, the "Funds").

     This Statement of Additional Information is not a prospectus but the Statement of Additional Information is incorporated by reference into the following Prospectuses. It contains information in addition to and more detailed than that set forth in the Prospectuses for the Funds and should be read in conjunction with the following Prospectuses:

Strong  GVIT  Mid Cap Growth Fund, Dreyfus GVIT Mid Cap Growth Fund, Turner GVIT
     Growth Focus Fund, Comstock GVIT Value Fund, J.P. Morgan GVIT Balanced Fund, MAS GVIT Multi Sector Bond Fund and Federated GVIT High Income Bond Fund, dated May 1, 2002.
GVIT Small  Cap  Value  Fund,  GVIT Small Company Fund and GVIT Small Cap Growth
     Fund  dated  May  1,  2002.
Nationwide  GVIT  Strategic  Value  Fund  dated  May  1,  2002.
Gartmore GVIT Total Return Fund and Gartmore GVIT Growth Fund dated May 1, 2002. Gartmore GVIT Government Bond Fund and Gartmore GVIT Money Market Fund dated May
     1,  2002.
Gartmore  GVIT  Global  Technology and Communications Fund, Gartmore GVIT Global
     Financial Services Fund, Gartmore GVIT Global Utilities Fund and Gartmore GVIT Global Health Sciences Fund dated May 1, 2002.
Gartmore  GVIT Emerging Markets Fund and Gartmore GVIT International Growth Fund
     dated  May  1,  2002.
Class  I  and  Class II shares of the Gartmore GVIT Millennium Growth Fund dated
     May 1, 2002 (shares of this Fund are not currently offered). Class I shares of the Gartmore NSAT Global Leaders Fund, Gartmore GVIT Global
     Small Companies Fund dated May 1, 2002 (shares of these Funds are not currently offered).
Class  I  shares of Gartmore OTC Fund dated May 1, 2002 (shares of this Fund are not  currently  offered).
Gartmore  GVIT Worldwide Leaders Fund, Gartmore GVIT Nationwide Leaders Fund and
     the Gartmore GVIT U.S. Growth Leaders Fund, dated May 1, 2002. Class I, Class II and Class III shares of the Gartmore GVIT Asia Pacific Leaders
     Fund and Gartmore GVIT European Leaders Fund, dated May 1, 2002 (shares of these Funds are not currently offered).
Gartmore  GVIT  Investor  Destinations  Aggressive  Fund, Gartmore GVIT Investor
     Destinations Moderately Aggressive Fund, Gartmore GVIT Investor Destinations Moderate Fund, Gartmore GVIT Investor Destinations Moderately Conservative Fund and Gartmore GVIT Investor Destinations Conservative Fund (collectively the "GVIT Investor Destinations Funds") dated May 1, 2002.
Gartmore  GVIT  Money  Market  Fund  II  dated  May  1,  2002.

     TERMS NOT DEFINED IN THIS STATEMENT OF ADDITIONAL INFORMATION HAVE THE MEANINGS ASSIGNED TO THEM IN THE PROSPECTUSES. THE PROSPECTUSES MAY BE OBTAINED FROM NATIONWIDE LIFE INSURANCE COMPANY, ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215, OR BY CALLING TOLL FREE 1-800-848-6331.

TABLE OF CONTENTS                                                         PAGE
-----------------                                                         ----

General Information and History . . . . . . . . . . . . . . . . . . . .     1
Additional Information on Portfolio Instruments and Investment Policies     1
Description of Portfolio Instruments and Investment Policies. . . . . .     8
Investment Restrictions . . . . . . . . . . . . . . . . . . . . . . . .    50
Major Shareholders. . . . . . . . . . . . . . . . . . . . . . . . . . .    56
Trustees and Officers of the Trust. . . . . . . . . . . . . . . . . . .    57
Performance Advertising . . . . . . . . . . . . . . . . . . . . . . . .    65
Investment Advisory and Other Services. . . . . . . . . . . . . . . . .    69
Brokerage Allocations . . . . . . . . . . . . . . . . . . . . . . . . .    99
Purchases, Redemptions and Pricing of Shares. . . . . . . . . . . . . .   106
Additional Information. . . . . . . . . . . . . . . . . . . . . . . . .   108
Tax Status. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   110
Other Tax Consequences. . . . . . . . . . . . . . . . . . . . . . . . .   110
Tax Consequences to Shareholders. . . . . . . . . . . . . . . . . . . .   111
Financial Statements. . . . . . . . . . . . . . . . . . . . . . . . . .   111
Appendix A - Debt Ratings . . . . . . . . . . . . . . . . . . . . . . .   112

GENERAL INFORMATION AND HISTORY

     Gartmore Variable Insurance Trust, formerly "Nationwide Separate Account Trust", is an open-end investment company organized under the laws of Massachusetts by a Declaration of Trust, dated June 30, 1981, as subsequently amended. The Trust currently offers shares in 36 separate series, each with its own investment objective. Each of the Funds, except for the Strong GVIT Mid Cap Growth Fund, Gartmore GVIT Small Company Fund, Turner GVIT Growth Focus Fund, Gartmore GVIT Global Health Sciences Fund, Gartmore GVIT European Leaders Fund, Gartmore GVIT Nationwide Leaders Fund, Gartmore GVIT U.S. Growth Leaders Fund,
Gartmore  GVIT  Worldwide Leaders Fund, Gartmore GVIT Asia Pacific Leaders Fund,
Gartmore GVIT Global Financial Services Fund, Gartmore GVIT Global Utilities Fund, and each of the GVIT Investor Destinations Funds is a diversified fund as defined in the Investment Company Act of 1940, as amended (the "1940 Act").

ADDITIONAL  INFORMATION  ON  PORTFOLIO  INSTRUMENTS  AND  INVESTMENT  POLICIES

ALL  FUNDS

     The Funds invest in a variety of securities and employ a number of investment techniques, which involve certain risks. The Prospectuses for the Funds highlight the principal investment strategies, investment techniques and risks. This Statement of Additional Information (SAI) contains additional information regarding both the principal and non-principal investment strategies of the Funds. The following table sets forth additional information concerning permissible investments and techniques for each of the Funds. A "Y" in the table indicates that the Fund may invest in or follow the corresponding instrument or technique. An empty box indicates that the Fund does not intend to invest in or follow the corresponding instrument or technique.

     With respect to the GVIT Investor Destinations Funds, this Statement of Additional Information uses the term "Fund" to include the Underlying Funds in which such Funds invest. Please review the discussions in the Prospectus for further information regarding the investment objectives and policies of each GVIT Investor Destinations Fund, including their respective Underlying Funds.

                                                      Strong  Dreyfus            Gartmore  Gartmore
                                                       GVIT    GVIT    Gartmore    GVIT      GVIT    Gartmore             Gartmore
                                            Gartmore   Mid      Mid      GVIT     Small     Small      GVIT     Comstock    GVIT
                                              GVIT     Cap      Cap     Small      Cap       Cap     Worldwide    GVIT     Total
TYPE OF INVESTMENT OR TECHNIQUE              Growth   Growth   Index   Company    Growth    Value     Leaders    Value     Return
----------------------------------------------------------------------------------------------------------------------------------
U.S. common stocks                          Y         Y       Y        Y         Y         Y         Y          Y         Y
----------------------------------------------------------------------------------------------------------------------------------
Preferred stocks                            Y         Y       Y        Y         Y         Y         Y          Y         Y
----------------------------------------------------------------------------------------------------------------------------------
Small company stocks                        Y         Y       Y        Y         Y         Y         Y          Y         Y
----------------------------------------------------------------------------------------------------------------------------------
Special situation companies                 Y         Y       Y        Y         Y         Y         Y          Y         Y
----------------------------------------------------------------------------------------------------------------------------------
Illiquid securities                         Y         Y       Y        Y         Y         Y         Y          Y         Y
----------------------------------------------------------------------------------------------------------------------------------
Restricted securities                       Y         Y       Y        Y         Y         Y         Y          Y         Y
----------------------------------------------------------------------------------------------------------------------------------
When-issued / delayed-delivery securities   Y         Y       Y        Y         Y         Y         Y          Y         Y
----------------------------------------------------------------------------------------------------------------------------------
Limited liability companies                                            Y                                        Y
----------------------------------------------------------------------------------------------------------------------------------
Investment companies                        Y         Y       Y        Y         Y         Y         Y          Y         Y
----------------------------------------------------------------------------------------------------------------------------------
Real estate securities                                Y       Y        Y         Y                   Y          Y
----------------------------------------------------------------------------------------------------------------------------------
Securities of foreign issuers               Y         Y       Y        Y         Y         Y         Y          Y         Y
----------------------------------------------------------------------------------------------------------------------------------
Depositary receipts                         Y                 Y        Y         Y         Y         Y          Y         Y
----------------------------------------------------------------------------------------------------------------------------------
Securities from developing
countries/emerging markets                                             Y         Y                   Y          Y
----------------------------------------------------------------------------------------------------------------------------------
Convertible securities                      Y         Y       Y        Y         Y         Y         Y          Y         Y
----------------------------------------------------------------------------------------------------------------------------------
Long-term debt                                        Y       Y        Y         Y         Y                    Y
----------------------------------------------------------------------------------------------------------------------------------
Long-term debt when originally issued
but with less than 397 days remaining
to maturity                                           Y       Y        Y         Y         Y                    Y         Y
----------------------------------------------------------------------------------------------------------------------------------
Short-term debt                             Y         Y       Y        Y         Y         Y         Y          Y         Y
----------------------------------------------------------------------------------------------------------------------------------
Floating and variable rate securities       Y                          Y                                        Y         Y
----------------------------------------------------------------------------------------------------------------------------------
Zero coupon securities                                Y       Y        Y         Y                              Y
----------------------------------------------------------------------------------------------------------------------------------
Step-coupon securities                                                                                          Y
----------------------------------------------------------------------------------------------------------------------------------
Pay-in-kind bonds                                     Y       Y                  Y                              Y
----------------------------------------------------------------------------------------------------------------------------------
Deferred payment securities                           Y       Y                  Y                              Y
----------------------------------------------------------------------------------------------------------------------------------
Brady bonds
----------------------------------------------------------------------------------------------------------------------------------
Non-investment grade debt                             Y       Y        Y         Y                              Y
----------------------------------------------------------------------------------------------------------------------------------
Loan participations and assignments
----------------------------------------------------------------------------------------------------------------------------------
Sovereign debt (foreign)
 (denominated in U.S. $)                                               Y                             Y
----------------------------------------------------------------------------------------------------------------------------------
Foreign commercial paper
(denominated in U.S. $)                     Y                          Y                             Y          Y         Y
----------------------------------------------------------------------------------------------------------------------------------
Duration                                                                                             Y
----------------------------------------------------------------------------------------------------------------------------------
U.S. Government securities                  Y         Y       Y        Y         Y         Y         Y          Y         Y
----------------------------------------------------------------------------------------------------------------------------------
Money market instruments                    Y         Y       Y        Y         Y         Y         Y          Y         Y
----------------------------------------------------------------------------------------------------------------------------------
Mortgage-backed securities                            Y       Y        Y
----------------------------------------------------------------------------------------------------------------------------------

                                                                   MAS    Federated
                                              J.P.     Gartmore    GVIT     GVIT                     Turner   Gartmore
                                             Morgan      GVIT     Multi     High             Money    GVIT      GVIT
                                              GVIT    Government  Sector   Income    Money   Market  Growth  Millennium
TYPE OF INVESTMENT OR TECHNIQUE             Balanced     Bond      Bond     Bond     Market    II    Focus     Growth
-----------------------------------------------------------------------------------------------------------------------
U.S. common stocks                          Y                             Y                          Y       Y
-----------------------------------------------------------------------------------------------------------------------
Preferred stocks                            Y                             Y                          Y       Y
-----------------------------------------------------------------------------------------------------------------------
Small company stocks                                                      Y                          Y       Y
-----------------------------------------------------------------------------------------------------------------------
Special situation companies                                               Y                          Y       Y
-----------------------------------------------------------------------------------------------------------------------
Illiquid securities                         Y         Y           Y       Y          Y       Y       Y       Y
-----------------------------------------------------------------------------------------------------------------------
Restricted securities                       Y         Y           Y       Y          Y       Y       Y       Y
-----------------------------------------------------------------------------------------------------------------------
When-issued / delayed-delivery securities   Y         Y           Y       Y          Y       Y       Y       Y
-----------------------------------------------------------------------------------------------------------------------
Limited liability companies                                               Y                          Y
-----------------------------------------------------------------------------------------------------------------------
Investment companies                        Y         Y           Y       Y          Y       Y       Y       Y
-----------------------------------------------------------------------------------------------------------------------
Real estate securities                      Y                     Y       Y                          Y       Y
-----------------------------------------------------------------------------------------------------------------------
Securities of foreign issuers               Y                     Y       Y                          Y       Y
-----------------------------------------------------------------------------------------------------------------------
Depositary receipts                         Y                     Y       Y                          Y       Y
-----------------------------------------------------------------------------------------------------------------------
Securities from developing
countries/emerging markets                  Y                     Y       Y                          Y       Y
-----------------------------------------------------------------------------------------------------------------------
Convertible securities                      Y                     Y       Y                                  Y
-----------------------------------------------------------------------------------------------------------------------
Long-term debt                              Y         Y           Y       Y          Y       Y
-----------------------------------------------------------------------------------------------------------------------
Long-term debt when originally issued
but with less than 397 days remaining
to maturity                                 Y         Y           Y       Y          Y       Y
-----------------------------------------------------------------------------------------------------------------------
Short-term debt                             Y         Y           Y       Y          Y       Y       Y       Y
-----------------------------------------------------------------------------------------------------------------------
Floating and variable rate securities       Y         Y           Y       Y          Y       Y               Y
-----------------------------------------------------------------------------------------------------------------------
Zero coupon securities                      Y         Y           Y       Y
-----------------------------------------------------------------------------------------------------------------------
Step-coupon securities                                            Y       Y
-----------------------------------------------------------------------------------------------------------------------
Pay-in-kind bonds                           Y                     Y       Y
-----------------------------------------------------------------------------------------------------------------------
Deferred payment securities                 Y                     Y       Y
-----------------------------------------------------------------------------------------------------------------------
Brady bonds                                 Y                     Y
-----------------------------------------------------------------------------------------------------------------------
Non-investment grade debt                   Y                     Y       Y
-----------------------------------------------------------------------------------------------------------------------
Loan participations and assignments         Y                     Y       Y          Y       Y
-----------------------------------------------------------------------------------------------------------------------
Sovereign debt (foreign)
 (denominated in U.S. $)                    Y                     Y                  Y       Y               Y
-----------------------------------------------------------------------------------------------------------------------
Foreign commercial paper
(denominated in U.S. $)                     Y                     Y       Y          Y       Y       Y
-----------------------------------------------------------------------------------------------------------------------
Duration                                              Y           Y       Y
-----------------------------------------------------------------------------------------------------------------------
U.S. Government securities                  Y         Y           Y       Y          Y       Y       Y       Y
-----------------------------------------------------------------------------------------------------------------------
Money market instruments                    Y         Y           Y       Y          Y       Y       Y       Y
-----------------------------------------------------------------------------------------------------------------------
Mortgage-backed securities                  Y         Y           Y       Y          Y       Y
-----------------------------------------------------------------------------------------------------------------------

                                                    Gartmore     Gartmore                                               Gartmore
                                                      GVIT         GVIT    Gartmore    Gartmore     Gartmore  Gartmore    GVIT
                                                     Global       Global     GVIT        GVIT         GVIT      GVIT     Global
                                                 Technology and   Health   Emerging  International   Global   European    Small
TYPE OF INVESTMENT OR TECHNIQUE                  Communication   Sciences  Markets      Growth      Leaders   Leaders   Companies
---------------------------------------------------------------------------------------------------------------------------------
U.S. common stocks                               Y               Y         Y         Y              Y         Y         Y
---------------------------------------------------------------------------------------------------------------------------------
Preferred stocks                                 Y               Y         Y         Y              Y         Y         Y
---------------------------------------------------------------------------------------------------------------------------------
Small company stocks                             Y               Y         Y         Y              Y         Y         Y
---------------------------------------------------------------------------------------------------------------------------------
Special situation companies                      Y               Y         Y         Y              Y         Y         Y
---------------------------------------------------------------------------------------------------------------------------------
Illiquid securities                              Y               Y         Y         Y              Y         Y         Y
---------------------------------------------------------------------------------------------------------------------------------
Restricted securities                            Y               Y         Y         Y              Y         Y         Y
---------------------------------------------------------------------------------------------------------------------------------
When-issued / delayed-delivery securities        Y               Y         Y         Y              Y         Y         Y
---------------------------------------------------------------------------------------------------------------------------------
Limited liability companies                                                Y         Y
---------------------------------------------------------------------------------------------------------------------------------
Investment companies                             Y               Y         Y         Y
---------------------------------------------------------------------------------------------------------------------------------
Real estate securities                           Y               Y         Y         Y              Y         Y         Y
---------------------------------------------------------------------------------------------------------------------------------
Securities of foreign issuers                    Y               Y         Y         Y              Y         Y         Y
---------------------------------------------------------------------------------------------------------------------------------
Depositary receipts                              Y               Y         Y         Y              Y         Y         Y
---------------------------------------------------------------------------------------------------------------------------------
Securities from developing
countries / emerging markets                     Y               Y         Y         Y              Y         Y         Y
---------------------------------------------------------------------------------------------------------------------------------
Convertible securities                           Y               Y         Y         Y              Y         Y         Y
---------------------------------------------------------------------------------------------------------------------------------
Long-term debt                                                             Y         Y
---------------------------------------------------------------------------------------------------------------------------------
Long-term debt when originally issued but
 with less than 397 days remaining to maturity                             Y         Y
---------------------------------------------------------------------------------------------------------------------------------
Short-term debt                                  Y               Y         Y         Y              Y         Y         Y
---------------------------------------------------------------------------------------------------------------------------------
Floating and variable rate securities            Y               Y         Y         Y                        Y
---------------------------------------------------------------------------------------------------------------------------------
Zero coupon securities                                                     Y         Y                        Y
---------------------------------------------------------------------------------------------------------------------------------
Step-coupon securities                                                     Y         Y
---------------------------------------------------------------------------------------------------------------------------------
Pay-in-kind bonds                                                          Y         Y
---------------------------------------------------------------------------------------------------------------------------------
Deferred payment securities                                                Y         Y
---------------------------------------------------------------------------------------------------------------------------------
Brady bonds                                                                Y         Y                        Y
---------------------------------------------------------------------------------------------------------------------------------
Non-investment grade debt                                                  Y         Y
---------------------------------------------------------------------------------------------------------------------------------
Loan participations and assignments                                        Y         Y
---------------------------------------------------------------------------------------------------------------------------------
Sovereign debt (foreign)
 (denominated in U.S. $)                                                   Y         Y              Y         Y         Y
---------------------------------------------------------------------------------------------------------------------------------
Foreign commercial paper
 (denominated in U.S. $)                                         Y         Y         Y              Y         Y         Y
---------------------------------------------------------------------------------------------------------------------------------
Duration                                                                   Y         Y              Y         Y         Y
---------------------------------------------------------------------------------------------------------------------------------
U.S. Government securities                       Y               Y         Y         Y              Y         Y         Y
---------------------------------------------------------------------------------------------------------------------------------
Money market instruments                         Y               Y         Y         Y              Y         Y         Y
---------------------------------------------------------------------------------------------------------------------------------
Mortgage-backed securities                                                 Y         Y
---------------------------------------------------------------------------------------------------------------------------------


                                                                      Gartmore  Gartmore  Gartmore
                                                           Gartmore     GVIT      GVIT      GVIT     Gartmore
                                                 Gartmore    GVIT       U.S.      Asia     Global      GVIT
                                                   GVIT    Nationwid   Growth   Pacific   Financial   Global
TYPE OF INVESTMENT OR TECHNIQUE                    OTC     e Leaders  Leaders   Leaders   Services   Utilities
--------------------------------------------------------------------------------------------------------------
U.S. common stocks                               Y         Y          Y         Y         Y          Y
--------------------------------------------------------------------------------------------------------------
Preferred stocks                                 Y         Y          Y         Y         Y          Y
--------------------------------------------------------------------------------------------------------------
Small company stocks                             Y         Y          Y         Y         Y          Y
--------------------------------------------------------------------------------------------------------------
Special situation companies                      Y         Y          Y         Y         Y          Y
--------------------------------------------------------------------------------------------------------------
Illiquid securities                              Y         Y          Y         Y         Y          Y
--------------------------------------------------------------------------------------------------------------
Restricted securities                            Y         Y          Y         Y         Y          Y
--------------------------------------------------------------------------------------------------------------
When-issued / delayed-delivery securities        Y         Y          Y         Y         Y          Y
--------------------------------------------------------------------------------------------------------------
Limited liability companies
Investment companies                                       Y          Y         Y         Y          Y
--------------------------------------------------------------------------------------------------------------
Real estate securities                           Y                                        Y          Y
--------------------------------------------------------------------------------------------------------------
Securities of foreign issuers                    Y         Y          Y         Y         Y          Y
--------------------------------------------------------------------------------------------------------------
Depositary receipts                              Y         Y          Y         Y         Y          Y
--------------------------------------------------------------------------------------------------------------
Securities from developing
countries / emerging markets                     Y                    Y         Y         Y          Y
--------------------------------------------------------------------------------------------------------------
Convertible securities                           Y         Y          Y         Y         Y          Y
--------------------------------------------------------------------------------------------------------------
Long-term debt                                             Y          Y         Y         Y          Y
--------------------------------------------------------------------------------------------------------------
Long-term debt when originally issued but
 with less than 397 days remaining to maturity             Y          Y         Y         Y          Y
--------------------------------------------------------------------------------------------------------------
Short-term debt                                  Y         Y          Y         Y         Y          Y
--------------------------------------------------------------------------------------------------------------
Floating and variable rate securities                      Y          Y         Y         Y          Y
--------------------------------------------------------------------------------------------------------------
Zero coupon securities                                                          Y         Y          Y
--------------------------------------------------------------------------------------------------------------
Step-coupon securities
Pay-in-kind bonds
Deferred payment securities                                                     Y         Y          Y
--------------------------------------------------------------------------------------------------------------
Brady bonds                                                                     Y         Y          Y
--------------------------------------------------------------------------------------------------------------
Non-investment grade debt                                             Y         Y
--------------------------------------------------------------------------------------------------------------
Loan participations and assignments
Sovereign debt (foreign)
 (denominated in U.S. $)                         Y
--------------------------------------------------------------------------------------------------------------
Foreign commercial paper
 (denominated in U.S. $)                         Y         Y
--------------------------------------------------------------------------------------------------------------
Duration                                         Y
--------------------------------------------------------------------------------------------------------------
U.S. Government securities                       Y         Y          Y         Y         Y          Y
--------------------------------------------------------------------------------------------------------------
Money market instruments                         Y         Y          Y         Y         Y          Y
--------------------------------------------------------------------------------------------------------------
Mortgage-backed securities                                            Y
--------------------------------------------------------------------------------------------------------------

                                                              GVIT                        GVIT
                                                GVIT        Investor        GVIT        Investor        GVIT
                                              Investor    Destinations    Investor    Destinations    Investor    Nationwid
                                            Destinations   Moderately   Destinations   Moderately   Destinations  Strategi
TYPE OF INVESTMENT OR TECHNIQUE              Aggressive    Aggressive     Moderate    Conservative  Conservative    Value
---------------------------------------------------------------------------------------------------------------------------
U.S. common stocks                          Y             Y             Y             Y             Y             Y
---------------------------------------------------------------------------------------------------------------------------
Preferred stocks                                                                                                  Y
---------------------------------------------------------------------------------------------------------------------------
Small company stocks                        Y             Y             Y             Y             Y             Y
---------------------------------------------------------------------------------------------------------------------------
Special situation companies                 Y             Y             Y             Y             Y             Y
---------------------------------------------------------------------------------------------------------------------------
Illiquid securities                         Y             Y             Y             Y             Y             Y
---------------------------------------------------------------------------------------------------------------------------
Restricted securities                       Y             Y             Y             Y             Y             Y
---------------------------------------------------------------------------------------------------------------------------
When-issued / delayed-delivery securities   Y             Y             Y             Y             Y             Y
---------------------------------------------------------------------------------------------------------------------------
Limited liability companies
Investment companies                        Y             Y             Y             Y             Y             Y
---------------------------------------------------------------------------------------------------------------------------
Real estate securities                                                                                            Y
---------------------------------------------------------------------------------------------------------------------------
Securities of foreign issuers               Y             Y             Y             Y             Y             Y
---------------------------------------------------------------------------------------------------------------------------
Depositary receipts                         Y             Y             Y             Y             Y
---------------------------------------------------------------------------------------------------------------------------
Securities from developing countries
 / emerging markets
Convertible securities                                                                                            Y
---------------------------------------------------------------------------------------------------------------------------
Long-term debt                              Y             Y             Y             Y             Y             Y
---------------------------------------------------------------------------------------------------------------------------
Long-term debt when originally issued
 but with less than 397 days remaining to
 maturity                                   Y             Y             Y             Y             Y             Y
---------------------------------------------------------------------------------------------------------------------------
Short-term debt                             Y             Y             Y             Y             Y             Y
---------------------------------------------------------------------------------------------------------------------------
Floating and variable rate securities       Y             Y             Y             Y             Y
---------------------------------------------------------------------------------------------------------------------------
Zero coupon securities
---------------------------------------------------------------------------------------------------------------------------
Step-coupon securities
---------------------------------------------------------------------------------------------------------------------------
Pay-in-kind bonds
---------------------------------------------------------------------------------------------------------------------------
Deferred payment securities
---------------------------------------------------------------------------------------------------------------------------
Brady bonds
---------------------------------------------------------------------------------------------------------------------------
Non-investment grade debt                                                                                         Y
---------------------------------------------------------------------------------------------------------------------------
Loan participations and assignments
---------------------------------------------------------------------------------------------------------------------------
Sovereign debt (foreign)
 (denominated in U.S. $)                    Y             Y             Y             Y             Y
---------------------------------------------------------------------------------------------------------------------------
Foreign commercial paper
(denominated in U.S. $)                     Y             Y             Y             Y             Y
---------------------------------------------------------------------------------------------------------------------------
Duration                                    Y             Y             Y             Y             Y
---------------------------------------------------------------------------------------------------------------------------
U.S. Government securities                  Y             Y             Y             Y             Y             Y
---------------------------------------------------------------------------------------------------------------------------
Money market instruments                    Y             Y             Y             Y             Y             Y
---------------------------------------------------------------------------------------------------------------------------
Mortgage-backed securities                  Y             Y             Y             Y             Y             Y
---------------------------------------------------------------------------------------------------------------------------

                                                    Strong  Dreyfus            Gartmore  Gartmore
                                                     GVIT    GVIT    Gartmore    GVIT      GVIT    Gartmore             Gartmore
                                          Gartmore   Mid      Mid      GVIT     Small     Small      GVIT     Comstock    GVIT
                                            GVIT     Cap      Cap     Small      Cap       Cap     Worldwide    GVIT     Total
TYPE OF INVESTMENT OR TECHNIQUE            Growth   Growth   Index   Company    Growth    Value     Leaders    Value     Return
---------------------------------------------------------------------------------------------------------------------------------
Stripped mortgage-backed securities
---------------------------------------------------------------------------------------------------------------------------------
Collateralized mortgage obligations
---------------------------------------------------------------------------------------------------------------------------------
Mortgage dollar rolls                               Y                Y
---------------------------------------------------------------------------------------------------------------------------------
Asset-backed securities                   Y         Y                Y                                                  Y
---------------------------------------------------------------------------------------------------------------------------------
Bank and/or Savings and Loan obligations  Y         Y       Y        Y         Y                   Y          Y         Y
---------------------------------------------------------------------------------------------------------------------------------
Repurchase agreements                     Y         Y       Y        Y         Y         Y         Y          Y         Y
---------------------------------------------------------------------------------------------------------------------------------
Reverse repurchase agreements                       Y       Y        Y         Y         Y         Y          Y
---------------------------------------------------------------------------------------------------------------------------------
Warrants                                  Y         Y       Y        Y         Y         Y         Y          Y         Y
---------------------------------------------------------------------------------------------------------------------------------
Futures                                   Y         Y       Y        Y         Y                   Y          Y         Y
---------------------------------------------------------------------------------------------------------------------------------
Options                                   Y         Y       Y        Y         Y                   Y          Y         Y
---------------------------------------------------------------------------------------------------------------------------------
Foreign currencies                                  Y       Y        Y         Y                   Y
---------------------------------------------------------------------------------------------------------------------------------
Forward currency contracts                Y                          Y         Y                   Y                    Y
---------------------------------------------------------------------------------------------------------------------------------
Borrowing money                           Y         Y       Y        Y         Y         Y         Y          Y         Y
---------------------------------------------------------------------------------------------------------------------------------
Lending of portfolio securities           Y         Y       Y        Y         Y         Y         Y          Y         Y
---------------------------------------------------------------------------------------------------------------------------------
Short sales                               Y         Y       Y        Y                             Y
---------------------------------------------------------------------------------------------------------------------------------
Swap agreements
---------------------------------------------------------------------------------------------------------------------------------
Extendable commercial notes
---------------------------------------------------------------------------------------------------------------------------------
Wrap contracts
---------------------------------------------------------------------------------------------------------------------------------
Indexed securities                        Y                                                                             Y
---------------------------------------------------------------------------------------------------------------------------------
Nationwide Contract
---------------------------------------------------------------------------------------------------------------------------------


                                                                    MAS
                                                        Gartmore   GVIT   Federated                     Turner   Gartmore
                                          J.P. Morgan     GVIT     Multi  GVIT High                      GVIT      GVIT
                                             GVIT      Government  Secto   Income    Money     Money    Growth  Millennium
TYPE OF INVESTMENT OR TECHNIQUE            Balanced       Bond     Bond     Bond     Market  Market II  Focus     Growth
--------------------------------------------------------------------------------------------------------------------------
Stripped mortgage-backed securities                    Y           Y
--------------------------------------------------------------------------------------------------------------------------
Collateralized mortgage obligations       Y            Y           Y
--------------------------------------------------------------------------------------------------------------------------
Mortgage dollar rolls                     Y                        Y                                    Y
--------------------------------------------------------------------------------------------------------------------------
Asset-backed securities                   Y            Y           Y      Y          Y       Y                  Y
--------------------------------------------------------------------------------------------------------------------------
Bank and/or Savings and Loan obligations  Y            Y           Y      Y          Y       Y          Y       Y
--------------------------------------------------------------------------------------------------------------------------
Repurchase agreements                     Y            Y           Y      Y          Y       Y          Y       Y
--------------------------------------------------------------------------------------------------------------------------
Reverse repurchase agreements             Y                        Y      Y                             Y       Y
--------------------------------------------------------------------------------------------------------------------------
Warrants                                  Y                        Y      Y                             Y       Y
--------------------------------------------------------------------------------------------------------------------------
Futures                                   Y                        Y      Y                             Y       Y
--------------------------------------------------------------------------------------------------------------------------
Options                                   Y                        Y      Y                             Y       Y
--------------------------------------------------------------------------------------------------------------------------
Foreign currencies                                                 Y                                    Y
--------------------------------------------------------------------------------------------------------------------------
Forward currency contracts                                         Y                                    Y       Y
--------------------------------------------------------------------------------------------------------------------------
Borrowing money                           Y            Y           Y      Y          Y       Y          Y       Y
--------------------------------------------------------------------------------------------------------------------------
Lending of portfolio securities           Y            Y           Y      Y          Y       Y          Y       Y
--------------------------------------------------------------------------------------------------------------------------
Short sales                                                                                             Y       Y
--------------------------------------------------------------------------------------------------------------------------
Swap agreements                                                    Y      Y
--------------------------------------------------------------------------------------------------------------------------
Extendable commercial notes                                                          Y       Y          Y
--------------------------------------------------------------------------------------------------------------------------
Wrap contracts
--------------------------------------------------------------------------------------------------------------------------
Indexed securities
--------------------------------------------------------------------------------------------------------------------------
Nationwide Contract
--------------------------------------------------------------------------------------------------------------------------

                                             Gartmore     Gartmore
                                               GVIT         GVIT                                                 Gartmore
                                              Global       Global   Gartmore    Gartmore     Gartmore  Gartmore    GVIT
                                            Technology     Health     GVIT        GVIT         GVIT      GVIT     Global
                                               and        Sciences  Emerging  International   Global   European    Small
TYPE OF INVESTMENT OR TECHNIQUE           Communications            Markets      Growth      Leaders   Leaders   Companies
--------------------------------------------------------------------------------------------------------------------------
Stripped mortgage-backed securities
--------------------------------------------------------------------------------------------------------------------------
Collateralized mortgage obligations
--------------------------------------------------------------------------------------------------------------------------
Mortgage dollar rolls
--------------------------------------------------------------------------------------------------------------------------
Asset-backed securities
--------------------------------------------------------------------------------------------------------------------------
Bank and/or Savings and Loan obligations  Y               Y         Y         Y              Y         Y         Y
--------------------------------------------------------------------------------------------------------------------------
Repurchase agreements                     Y               Y         Y         Y              Y         Y         Y
--------------------------------------------------------------------------------------------------------------------------
Reverse repurchase agreements             Y                                                            Y
--------------------------------------------------------------------------------------------------------------------------
Warrants                                  Y               Y         Y         Y              Y         Y         Y
--------------------------------------------------------------------------------------------------------------------------
Futures                                   Y               Y         Y         Y              Y         Y         Y
--------------------------------------------------------------------------------------------------------------------------
Options                                   Y                         Y         Y              Y         Y         Y
--------------------------------------------------------------------------------------------------------------------------
Foreign currencies                        Y               Y         Y         Y              Y         Y         Y
--------------------------------------------------------------------------------------------------------------------------
Forward currency contracts                Y               Y         Y         Y              Y         Y         Y
--------------------------------------------------------------------------------------------------------------------------
Borrowing money                           Y               Y         Y         Y              Y         Y         Y
--------------------------------------------------------------------------------------------------------------------------
Lending of portfolio securities           Y               Y         Y         Y              Y         Y         Y
--------------------------------------------------------------------------------------------------------------------------
Short sales                               Y               Y         Y         Y              Y         Y         Y
--------------------------------------------------------------------------------------------------------------------------
Swap agreements
--------------------------------------------------------------------------------------------------------------------------
Extendable commercial notes
--------------------------------------------------------------------------------------------------------------------------
Wrap contracts
--------------------------------------------------------------------------------------------------------------------------
Indexed securities
--------------------------------------------------------------------------------------------------------------------------
Nationwide Contract
--------------------------------------------------------------------------------------------------------------------------


                                                                           Gartmore  Gartmore
                                                     Gartmore   Gartmore     GVIT      GVIT     Gartmore
                                          Gartmore     GVIT     GVIT U.S.    Asia     Global      GVIT
                                            GVIT    Nationwide   Growth    Pacific   Financial   Global
TYPE OF INVESTMENT OR TECHNIQUE             OTC      Leaders     Leaders   Leaders   Services   Utilities
---------------------------------------------------------------------------------------------------------
Stripped mortgage-backed securities
---------------------------------------------------------------------------------------------------------
Collateralized mortgage obligations
---------------------------------------------------------------------------------------------------------
Mortgage dollar rolls
---------------------------------------------------------------------------------------------------------
Asset-backed securities                                         Y
---------------------------------------------------------------------------------------------------------
Bank and/or Savings and Loan obligations  Y         Y           Y          Y         Y          Y
---------------------------------------------------------------------------------------------------------
Repurchase agreements                     Y         Y           Y          Y         Y          Y
---------------------------------------------------------------------------------------------------------
Reverse repurchase agreements                                              Y         Y          Y
---------------------------------------------------------------------------------------------------------
Warrants                                  Y                     Y          Y         Y          Y
---------------------------------------------------------------------------------------------------------
Futures                                   Y                     Y          Y         Y          Y
---------------------------------------------------------------------------------------------------------
Options                                   Y                     Y          Y         Y          Y
---------------------------------------------------------------------------------------------------------
Foreign currencies                        Y                     Y          Y         Y          Y
---------------------------------------------------------------------------------------------------------
Forward currency contracts                Y                     Y          Y         Y          Y
---------------------------------------------------------------------------------------------------------
Borrowing money                           Y         Y           Y          Y         Y          Y
---------------------------------------------------------------------------------------------------------
Lending of portfolio securities           Y         Y           Y          Y         Y          Y
---------------------------------------------------------------------------------------------------------
Short sales                                         Y           Y          Y         Y          Y
---------------------------------------------------------------------------------------------------------
Swap agreements                           Y
---------------------------------------------------------------------------------------------------------
Extendable commercial notes
---------------------------------------------------------------------------------------------------------
Wrap contracts
---------------------------------------------------------------------------------------------------------
Indexed securities
---------------------------------------------------------------------------------------------------------
Nationwide Contract
---------------------------------------------------------------------------------------------------------

                                              GVIT      GVIT Investor      GVIT      GVIT Investor      GVIT
                                            Investor    Destinations     Investor    Destinations     Investor    Nationwide
                                          Destinations   Moderately    Destinations   Moderately    Destinations  Strategic
TYPE OF INVESTMENT OR TECHNIQUE            Aggressive    Aggressive      Moderate    Conservative   Conservative    Value
-----------------------------------------------------------------------------------------------------------------------------
Stripped mortgage-backed securities
-----------------------------------------------------------------------------------------------------------------------------
Collateralized mortgage obligations       Y             Y              Y             Y              Y
-----------------------------------------------------------------------------------------------------------------------------
Mortgage dollar rolls                     Y             Y              Y             Y              Y             Y
-----------------------------------------------------------------------------------------------------------------------------
Asset-backed securities                   Y             Y              Y             Y              Y             Y
-----------------------------------------------------------------------------------------------------------------------------
Bank and/or Savings and Loan obligations  Y             Y              Y             Y              Y             Y
-----------------------------------------------------------------------------------------------------------------------------
Repurchase agreements                     Y             Y              Y             Y              Y             Y
-----------------------------------------------------------------------------------------------------------------------------
Reverse repurchase agreements                                                                                     Y
-----------------------------------------------------------------------------------------------------------------------------
Warrants                                                                                                          Y
-----------------------------------------------------------------------------------------------------------------------------
Futures                                   Y             Y              Y             Y              Y             Y
-----------------------------------------------------------------------------------------------------------------------------
Options                                   Y             Y              Y             Y              Y             Y
-----------------------------------------------------------------------------------------------------------------------------
Foreign currencies                        Y             Y              Y             Y              Y             Y
-----------------------------------------------------------------------------------------------------------------------------
Forward currency contracts                Y             Y              Y             Y              Y
-----------------------------------------------------------------------------------------------------------------------------
Borrowing money                           Y             Y              Y             Y              Y             Y
-----------------------------------------------------------------------------------------------------------------------------
Lending of portfolio securities           Y             Y              Y             Y              Y             Y
-----------------------------------------------------------------------------------------------------------------------------
Short sales                               Y             Y              Y             Y              Y             Y
-----------------------------------------------------------------------------------------------------------------------------
Swap agreements                           Y             Y              Y             Y              Y
-----------------------------------------------------------------------------------------------------------------------------
Extendable commercial notes               Y             Y              Y             Y              Y
-----------------------------------------------------------------------------------------------------------------------------
Wrap contracts                            Y             Y              Y             Y              Y
-----------------------------------------------------------------------------------------------------------------------------
Indexed securities                        Y             Y              Y             Y              Y
-----------------------------------------------------------------------------------------------------------------------------
Nationwide Contract                       Y             Y              Y             Y              Y
-----------------------------------------------------------------------------------------------------------------------------

DESCRIPTION OF PORTFOLIO INSTRUMENTS AND INVESTMENT POLICIES

THE GVIT INVESTOR DESTINATIONS FUNDS

     Each of the GVIT Investor Destinations Funds is a "fund of funds," which means that each Fund invests primarily in other mutual funds. The Prospectus for the GVIT Investor Destinations Funds discusses the investment objectives and strategies for each GVIT Investor Destinations Fund and explains the types of underlying mutual funds (the "Underlying Funds") that each GVIT Investor Destinations Fund may invest in. Underlying Funds invest in stocks, bonds and other securities and reflect varying amounts of potential investment risk and reward. Each of the GVIT Investor Destinations Funds allocates its assets among the different Underlying Funds and - except for the GVIT Investor Destinations Aggressive Fund currently - the Nationwide contract (described more in detail below). Periodically, each GVIT Investor Destinations Fund will adjust its asset allocation within predetermined ranges to ensure broad diversification and to adjust to changes in market conditions. However, as a general matter, there will not be large, sudden changes in an GVIT Investor Destinations Fund's asset allocation.

     The following is a list of the mutual funds that are part of the Gartmore group of funds (the "Gartmore Funds") that the GVIT Investor Destinations Funds may currently invest in. This list may be updated from time to time and is currently supplemented with funds that are not part of the Gartmore Funds. As described below, Gartmore Mutual Fund Capital Trust ("GMF") has employed a subadviser for each of the index funds listed below. Each of the Underlying Funds which is a Gartmore Fund is described in the Statement of Additional Information for Gartmore Mutual Funds and its respective prospectus.


-    Nationwide  International  Index  Fund
-    Nationwide  Small  Cap  Index  Fund
-    Nationwide  Mid  Cap  Market  Index  Fund
-    Nationwide  Bond  Index  Fund
-    Nationwide  S&P  500  Index  Fund
-    Gartmore  Morley  Enhanced  Income  Fund
-    Gartmore  Money  Market  Fund

INFORMATION CONCERNING DURATION

     Duration is a measure of the average life of a fixed-income security that was developed as a more precise alternative to the concepts of "term to maturity" or "average dollar weighted maturity" as measures of "volatility" or "risk" associated with changes in interest rates. Duration incorporates a security's yield, coupon interest payments, final maturity and call features into one measure.

     Most debt obligations provide interest ("coupon") payments in addition to final ("par") payment at maturity. Some obligations also have call provisions. Depending on the relative magnitude of these payments and the nature of the call provisions, the market values of debt obligations may respond differently to changes in interest rates.

     Traditionally, a debt security's "term-to-maturity" has been used as a measure of the sensitivity of the security's price to changes in interest rates (which is the "interest rate risk" or "volatility" of the security). However, "term-to-maturity" measures only the time until a debt security provides its final payment, taking no account of the pattern of the security's payments prior to maturity. Average dollar weighted maturity is calculated by averaging the terms of maturity of each debt security held with each maturity "weighted" according to the percentage of assets that it represents. Duration is a measure of the expected life of a debt security on a present value basis and reflects both principal and interest payments. Duration takes the length of the time intervals between the present time and the time that the interest and principal payments are scheduled or, in the case of a callable security, expected to be received, and weights them by the present values of the cash to be received at each future point in time. For any debt security with interest payments occurring prior to the payment of principal, duration is ordinarily less than maturity. In general, all other factors being the same, the lower the stated or coupon rate of interest of a debt security, the longer the duration of the security; conversely, the higher the stated or coupon rate of interest of a debt security, the shorter the duration of the security.

     There are some situations in which the standard duration calculation does not properly reflect the interest rate exposure of a security. For example, floating and variable rate securities often have final maturities of ten or more years; however, their interest rate exposure corresponds to the frequency of to the coupon reset. Another example where the interest rate exposure is not properly captured by duration is the case of mortgage pass-through securities. The stated final maturity of such securities is generally 30 years, but current prepayment rates are more critical in determining the securities' interest rate exposure. In these and other similar situations, a Fund's investment adviser or subadviser will use more sophisticated analytical techniques to project the economic life of a security and estimate its interest rate exposure. Since the computation of duration is based on predictions of future events rather than known factors, there can be no assurance that a Fund will at all times achieve its targeted portfolio duration.

     The change in market value of U.S. government fixed-income securities is largely a function of changes in the prevailing level of interest rates. When interest rates are falling, a portfolio with a shorter duration generally will not generate as high a level of total return as a portfolio with a longer duration. When interest rates are stable, shorter duration portfolios generally will not generate as high a level of total return as longer duration portfolios (assuming that long-term interest rates are higher than short-term rates, which is commonly the case.) When interest rates are rising, a portfolio with a shorter duration will generally outperform longer duration portfolios. With respect to the composition of a fixed-income portfolio, the longer the duration of the portfolio, generally, the greater the anticipated potential for total return, with, however, greater attendant interest rate risk and price volatility than for a portfolio with a shorter duration.

DEBT OBLIGATIONS

     Debt obligations are subject to the risk of an issuer's inability to make principal and interest payments, when due, on its obligations ("credit risk") and are subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer, and general market liquidity. Lower-rated securities are more likely to react to developments affecting these risks than are more highly rated securities, which react primarily to movements in the general level of interest rates. Although the fluctuation in the price of debt securities is normally less than that of common stocks, in the past there have been extended periods of cyclical increases in interest rates that have caused significant declines in the price of debt securities in general and have caused the effective maturity of securities with prepayment features to be extended, thus effectively converting short or intermediate securities (which tend to be less volatile in price) into longer term securities (which tend to be more volatile in price).

     Ratings  as  Investment  Criteria.  High-quality,  medium-quality  and
     ----------------------------------
non-investment grade debt obligations are characterized as such based on their ratings by nationally recognized statistical rating organizations ("NRSROs"), such as Standard & Poor's Rating Group ("Standard & Poor's") or Moody's Investor Services ("Moody's"). In general, the ratings of NRSROs represent the opinions of these agencies as to the quality of securities that they rate. Such ratings, however, are relative and subjective, and are not absolute standards of quality and do not evaluate the market value risk of the securities. These ratings are used by a Fund as initial criteria for the selection of portfolio securities, but the Fund also relies upon the independent advice of the Fund's adviser or subadviser(s) to evaluate potential investments. This is particularly important for lower-quality securities. Among the factors that will be considered are the long-term ability of the issuer to pay principal and interest and general economic trends, as well as an issuer's capital structure, existing debt and earnings history. The Appendix to this Statement of Additional Information contains further information about the rating categories of NRSROs and their significance.

     Subsequent to its purchase by a Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by such Fund. In addition, it is possible that an NRSRO might not change its rating of a particular issue to reflect subsequent events. None of these events generally will require sale of such securities, but a Fund's adviser or subadviser will consider such events in its determination of whether the Fund should continue to hold the securities. In addition, to the extent that the ratings change as a result of changes in such organizations or their rating systems, or due to a corporate reorganization, the Fund will attempt to use comparable ratings as standards for its investments in accordance with its investment objective and policies.

     Medium-Quality  Securities.  Certain  Funds  anticipate  investing  in
     ---------------------------
medium-quality obligations, which are obligations rated in the fourth highest rating category by any NRSRO. Medium-quality securities, although considered investment-grade, may have some speculative characteristics and may be subject to greater fluctuations in value than higher-rated securities. In addition, the issuers of medium-quality securities may be more vulnerable to adverse economic conditions or changing circumstances than issues of higher-rated securities.

     Lower  Quality  (High-Risk)  Securities. Non-investment grade debt or lower
     ----------------------------------------
quality/rated securities (hereinafter referred to as "lower-quality securities") include (i) bonds rated as low as C by Moody's, Standard & Poor's, or Fitch Investors Service, Inc. ("Fitch") ; (ii) commercial paper rated as low as C by Standard & Poor's, Not Prime by Moody's or Fitch 4 by Fitch; and (iii) unrated debt securities of comparable quality. Lower-quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. There is more risk associated with these investments because of reduced creditworthiness and increased risk of default. Under NRSRO guidelines, lower quality securities will likely have some quality and protective characteristics that are outweighted by large uncertainties or major risk exposures to adverse conditions. Lower quality securities are considered to have extremely poor prospects of ever attaining any real investment standing, to have a current identifiable vulnerability to default or to be in default, to be unlikely to have the capacity to make required interest payments and repay principal when due in the event of adverse business, financial or economic conditions, or to be in default or not current in the payment of interest or principal. They are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below.

     Effect  of  Interest  Rates  And  Economic  Changes.  All  interest-bearing
     ----------------------------------------------------
securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of lower-quality and comparable unrated securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality and comparable unrated securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risk than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-quality and comparable unrated securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific corporate developments, the issuer's inability to meet specific projected business forecasts or the unavailability of additional financing. The risk of loss due to default by an issuer of these securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a lower-quality or comparable unrated security defaulted, the Fund might incur additional expenses to seek recovery. Periods of economic uncertainty and changes would also generally result in increased volatility in the market prices of these securities and thus in the Fund's net asset value.

     As previously stated, the value of a lower-quality or comparable unrated security will generally decrease in a rising interest rate market, and accordingly so will a Fund's net asset value. If a Fund experiences unexpected net redemptions in such a market, it may be forced to liquidate a portion of its portfolio securities without regard to their investment merits. Due to the limited liquidity of lower-quality and comparable unrated securities (discussed below), a Fund may be forced to liquidate these securities at a substantial discount which would result in a lower rate of return to the Fund.

     Payment  Expectations.  Lower-quality  and  comparable  unrated  securities
     ----------------------
typically contain redemption, call or prepayment provisions which permit the issuer of such securities containing such provisions to, at its discretion, redeem the securities. During periods of falling interest rates, issuers of these securities are likely to redeem or prepay the securities and refinance them with debt securities at a lower interest rate. To the extent an issuer is able to refinance the securities, or otherwise redeem them, a Fund may have to replace the securities with a lower yielding security, which would result in a lower return for that Fund.

     Liquidity  and  Valuation.  A Fund may have difficulty disposing of certain
     --------------------------
lower-quality and comparable unrated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all lower-quality and comparable unrated securities, there may be no established retail secondary market for many of these securities. The Funds anticipate that such securities could be sold only to a limited number of dealers or institutional investors. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. As a result, a Fund's asset value and ability to dispose of particular securities, when necessary to meet such Fund's liquidity needs or in response to a specific economic event, may be impacted. The lack of a liquid secondary market for certain securities may also make it more difficult for a Fund to obtain accurate market quotations for purposes of valuing that Fund's portfolio. Market quotations are generally available on many lower-quality and comparable unrated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales. During periods of thin trading, the spread between bid and asked prices is likely to increase significantly. In addition, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of lower-quality and comparable unrated securities, especially in a thinly traded market.

     U.S.  Government  Securities.  U.S.  government  securities  are  issued or
     -----------------------------
guaranteed by the U.S. government or its agencies or instrumentalities. Securities issued by the U.S. government include U.S. Treasury obligations, such as Treasury bills, notes, and bonds. Securities issued by government agencies or instrumentalities include obligations of the following:

- the Federal Housing Administration, Farmers Home Administration, and the Government National Mortgage Association ("GNMA"), including GNMA pass-through certificates, whose securities are supported by the full faith and credit of the United States;
- the Federal Home Loan Banks whose securities are supported by the right of the agency to borrow from the U.S. Treasury;
- the Federal Farm Credit Banks, government-sponsored institutions that consolidate the financing activities of the Federal Land Banks, the Federal Intermediate Credit Banks and the Banks for Cooperatives;
- the Federal National Mortgage Association ("FNMA"), whose securities are supported by the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; and
- the Student Loan Marketing Association and the Federal Home Loan Mortgage Corporation ("FHLMC"), whose securities are supported only by the credit of such agencies.

Although the U.S. government or its agencies provide financial support to such entities, no assurance can be given that they will always do so. The U.S. government and its agencies and instrumentalities do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate.

     The Federal Reserve creates STRIPS (Separate Trading of Registered Interest and Principal of Securities) by separating the coupon payments and the principal payment from an outstanding Treasury security and selling them as individual securities. To the extent a Fund purchases the principal portion of the STRIPS, the Fund will not receive regular interest payments. Instead they are sold at a deep discount from their face value. Because the principal portion of the STRIPs do not pay current income, its price can be volatile when interest rates change. In calculating its dividend, the Fund takes into account as income a portion of the difference between the principal portion of the STRIPs' purchase price and its face value.

     Mortgage  and Asset-Backed Securities. Mortgage-backed securities represent
     --------------------------------------
direct or indirect participation in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. Such securities may be issued or guaranteed by U.S. Government agencies or instrumentalities or by private issuers, generally originators in mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities (collectively, "private lenders"). The purchase of mortgage-backed securities from private lenders may entail greater risk than mortgage-backed securities that are issued or guaranteed by the U.S. government agencies or instrumentalities. Mortgage-backed securities issued by private lenders maybe supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. Government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement. These credit enhancements may include letters of credit, reserve funds, overcollateralization, or guarantees by third parties.

     Since privately-issued mortgage-backed securities are not guaranteed by an entity having the credit status of GNMA or FHLMC, and are not directly issued or guaranteed by the U.S. government, such securities generally are structured with one or more types of credit enhancements. Such credit enhancements generally fall into two categories: (i) liquidity protection; and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provisions of advances, generally by the entity administering the pool of assets, to ensure that the pass-through of payments due on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default enhances the likelihood of ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches.

     The ratings of mortgage-backed securities for which third-party credit enhancement provides liquidity protection or protection against losses from default are generally dependent upon the continued creditworthiness of the provider of the credit enhancement. The ratings of such securities could be subject to reduction in the event of deterioration in the creditworthiness of the credit enhancement provider even in cases where the delinquency loss experience on the underlying pool of assets is better than expected. There can be no assurance that the private issuers or credit enhancers of mortgage-backed securities can meet their obligations under the relevant policies or other forms of credit enhancement.

     Examples of credit support arising out of the structure of the transaction include "senior-subordinated securities" (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class), creation of "reserve funds" (where cash or investments sometimes funded from a portion of the payments on the underlying assets are held in reserve against future losses) and "over-collateralization" (where the scheduled payments on, or the principal amount of, the underlying assets exceed those required to make payment of the securities and pay any servicing or other fees). The degree of credit support provided for each issue is generally based on historical information with respect to the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that which is anticipated could adversely affect the return on an investment in such security.

     Private lenders or government-related entities may also create mortgage loan pools offering pass-through investments where the mortgages underlying these securities may be alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may be shorter than was previously customary. As new types of mortgage-related securities are developed and offered to investors, a Fund, consistent with its investment objective and policies, may consider making investments in such new types of securities.

     The yield characteristics of mortgage-backed securities differ from those of traditional debt obligations. Among the principal differences are that interest and principal payments are made more frequently on mortgage-backed securities, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. As a result, if a Fund purchases these securities at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is lower than expected will have the opposite effect of increasing the yield to maturity. Conversely, if a Fund purchases these securities at a discount, a prepayment rate that is faster than expected will increase yield to maturity, while a prepayment rate that is slower than expected will reduce yield to maturity. Accelerated prepayments on securities purchased by the Fund at a premium also impose a risk of loss of principal because the premium may not have been fully amortized at the time the principal is prepaid in full.

     Unlike fixed rate mortgage-backed securities, adjustable rate mortgage-backed securities are collateralized by or represent interest in mortgage loans with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. A Fund will not benefit from increases in interest rates to the extent that interest rates rise to the point where they cause the current coupon of the underlying adjustable rate mortgages to exceed any maximum allowable annual or lifetime reset limits (or "cap rates") for a particular mortgage. In this event, the value of the adjustable rate mortgage-backed securities in a Fund would likely decrease. Also, a Fund's net asset value could vary to the extent that current yields on adjustable rate mortgage-backed securities are different from market yields during interim periods between coupon reset dates or if the timing of changes to the index upon which the rate for the underlying mortgage is based lags behind changes in market rates. During periods of declining interest rates, income to a Fund derived from adjustable rate mortgage securities which remain in a mortgage pool will decrease in contrast to the income on fixed rate mortgage securities, which will remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments.

     There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-backed securities and among the securities that they issue. Mortgage-backed securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-backed securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of the FNMA and are not backed by or entitled to the full faith and credit of the United States. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage-backed securities issued by the Federal Home Loan Mortgage Corporation ("FHLMC") include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). The FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks and do not constitute a debt or obligation of the United States or by any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. The FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When the FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

     Asset-backed securities have structural characteristics similar to mortgage-backed securities. However, the underlying assets are not first-lien mortgage loans or interests therein; rather they include assets such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property and receivables from credit card and other revolving credit arrangements. Payments or distributions of principal and interest on asset-backed securities may be supported by non-governmental credit enhancements similar to those utilized in connection with mortgage-backed securities. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.

     Collateralized  Mortgage  Obligations  ("CMOs") and Multiclass Pass-Through
     ---------------------------------------------------------------------------
Securities.  CMOs  are  debt  obligations  collateralized  by  mortgage loans or
-----------
mortgage pass-through securities. Other types of securities representing interests in a pool of mortgage loans are known as real estate mortgage investment conduits ("REMICs").

     Typically, CMOs are collateralized by GNMA, Fannie Mae or Freddie Mac Certificates, but also may be collateralized by whole loans or private pass-throughs (such collateral collectively hereinafter referred to as "Mortgage Assets"). Multiclass pass-through securities are interests in a trust composed of Mortgage Assets. REMICs, which have elected to be treated as such under the Internal Revenue Code, as amended (the "Code"), are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. Unless the context indicates otherwise, all references herein to CMOs include multiclass pass-through securities. Payments of principal and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through securities. CMOs may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing.

     In a CMO, a series of bonds or certificates is issued in multiple classes. Each class of CMOs, often referred to as a "tranche," is issued at a specified fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semi-annual basis. The principal of and interest on the Mortgage

Assets may be allocated among the several classes of a series of a CMO in innumerable ways. In one structure, payments of principal, including any principal prepayments, on the Mortgage Assets are applied to the classes of a CMO in the order of their respective stated maturities or final distribution dates, so that no payment of principal will be made on any class of CMOs until all other classes having an earlier stated maturity or final distribution date have been paid in full. As market conditions change, and particularly during periods of rapid or unanticipated changes in market interest rates, the attractiveness of the CMO classes and the ability of the structure to provide the anticipated investment characteristics may be significantly reduced. Such changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.

     A Fund may also invest in, among others, parallel pay CMOs and Planned Amortization Class CMOs ("PAC Bonds"). Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO structures, must be retired by its stated maturity date or a final distribution date but may be retired earlier. PAC Bonds are a type of CMO tranche or series designed to provide relatively predictable payments of principal provided that, among other things, the actual prepayment experience on the underlying mortgage loans falls within a predefined range. If the actual prepayment experience on the underlying mortgage loans is at a rate faster or slower than the predefined range or if deviations from other assumptions occur, principal payments on the PAC Bond may be earlier or later than predicted. The magnitude of the predefined range varies from one PAC Bond to another; a narrower range increases the risk that prepayments on the PAC Bond will be greater or smaller than predicted. Because of these features, PAC Bonds generally are less subject to the risks of prepayment than are other types of mortgage-backed securities.

     Stripped  Mortgage  Securities. Stripped mortgage securities are derivative
     -------------------------------
multiclass mortgage securities. Stripped mortgage securities may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Stripped mortgage securities have greater volatility than other types of mortgage securities. Although stripped mortgage securities are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, the market for such securities has not yet been fully developed. Accordingly, stripped mortgage securities are generally illiquid.

     Stripped mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other class will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive all of the interest ("IO" or interest-only), while the other class will receive all of the principal ("PO" or principal-only class). The yield to maturity on IOs, POs and other mortgage-backed securities that are purchased at a substantial premium or discount generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such securities' yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities have received the highest rating by an NRSRO.

     In addition to the stripped mortgage securities described above, the Fund may invest in similar securities such as Super POs and Levered IOs which are more volatile than POs, IOs and IOettes. Risks associated with instruments such as Super POs are similar in nature to those risks related to investments in POs. IOettes represent the right to receive interest payments on an underlying pool of mortgages with similar risks as those associated with IOs. Unlike IOs, the owner also has the right to receive a very small portion of the principal. Risks connected with Levered IOs and IOettes are similar in nature to those associated with IOs. The Fund may also invest in other similar instruments developed in the future that are deemed consistent with its investment objective, policies and restrictions.

     A Fund may also purchase stripped mortgage-backed securities for hedging purposes to protect that Fund against interest rate fluctuations. For example, since an IO will tend to increase in value as interest rates rise, it may be utilized to hedge against a decrease in value of other fixed-income securities in a rising interest rate environment. Stripped mortgage-backed securities may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors. The market value of the class consisting entirely of principal payments can be extremely volatile in response to changes in interest rates. The yields on stripped mortgage-backed securities that receive all or most of the interest are generally higher than prevailing market yields on other mortgage-backed obligations because their cash flow patterns are also volatile and there is a greater risk that the initial investment will not be fully recouped. The market for CMOs and other stripped mortgage-backed securities may be less liquid if these securities lose their value as a result of changes in interest rates; in that case, a Fund may have difficulty in selling such securities.

     Money  Market  Instruments.  Money  market  instruments  may  include  the
     ---------------------------
following  types  of  instruments:

-- obligations issued or guaranteed as to interest and principal by the U.S. Government, its agencies, or instrumentalities, or any federally chartered corporation, with remaining maturities of 397 days or less;

-- obligations of sovereign foreign governments, their agencies, instrumentalities and political subdivisions, with remaining maturities of 397 days or less;

-- asset-backed commercial paper whose own rating or the rating of any guarantor is in one of the highest categories of any NRSRO;

--  repurchase  agreements;

--   bank  and  savings  and  loan  obligations;

-- commercial paper (including asset-backed commercial paper), which are short-term unsecured promissory notes issued by corporations in order to finance their current operations. Generally the commercial paper or its guarantor will be rated within the top two rating categories by an NRSRO, or if not rated, is issued and guaranteed as to payment of principal and interest by companies which at the date of investment have a high quality outstanding debt issue;

-- high quality short-term (maturity in 397 days or less) corporate obligations, these obligations will be rated within the top two rating categories by an NRSRO or if not rated, of comparable quality;

-- bank loan participation agreements representing obligations of corporations and banks having a high quality short-term rating, at the date of investment, and under which the Fund will look to the creditworthiness of the lender bank, which is obligated to make payments of principal and interest on the loan, as well as to creditworthiness of the borrower;

-- extendable commercial notes, which are obligations underwritten by Goldman Sachs, which differ from traditional commercial paper because the issuer can extend the maturity of the note up to 390 days with the option to call the note any time during the extension period. Because extension will occur when the issuer does not have other viable options for lending, these notes are considered illiquid and each of the Gartmore GVIT Money Market Fund and the Gartmore GVIT Money Market Fund II will be limited to holding no more than 10% of its net assets in these and any other illiquid securities.

WRAP CONTRACTS

     The Gartmore Morley Enhanced Income Fund (the "Enhanced Income Fund"), one of the Underlying Funds for the GVIT Investor Destinations Funds, may cover certain of its assets with wrap contracts in order to reduce the volatility of the Enhanced Income Fund's NAV. A wrap contract is a contract between a Fund and a financial institution such as a bank, insurance company or other financial institution (a "wrap provider"), under which the wrap provider agrees to make payments to the Fund upon the occurrence of certain events. By purchasing wrap contracts, the Enhanced Income Fund expects to reduce fluctuations in NAV per share because, under normal circumstances, the value of the Fund's wrap contracts will vary inversely with the value of its respective assets that are covered by the contracts ("covered assets"). For example, when the market value of covered assets falls below "book value" (essentially the purchase price of covered assets plus any accrued net income thereon), wrap contracts will be assets of the Enhanced Income Fund with a value equal to the difference between the book and market values. Similarly, when the market value of covered assets is greater than their book value, wrap contracts will become a liability of the Enhanced Income Fund equal to the amount by which the market value of covered assets exceeds their book value. In this manner, under normal conditions wrap contracts are expected to reduce the impact of interest rate risk on covered assets and, hence, the market price variability of the Enhanced Income Fund.

     The Enhanced Income Fund will pay premiums to wrap providers for wrap contracts, and these premiums will be an ongoing expense of the Fund. Wrap contracts obligate wrap providers to make certain payments to a Fund in exchange for payment of premiums. Payments made by wrap providers as provided by wrap contracts are intended to enable the Enhanced Income Fund to make redemption payments at the current book value of covered assets rather than at the current market price. Wrap contract payments may be made when assets are sold to fund redemption of shares, upon termination of wrap contracts, or both. Payments are based on the book value of wrap contracts, and are normally equal to the sum of
(i) the accrued or amortized purchase price of covered assets, minus (ii) the sale price of covered assets liquidated to fund share redemptions, plus (iii) interest accrued at a crediting rate, computation of which is specified in the wrap contracts. The crediting rate is the yield on the covered assets, adjusted to amortize the difference between market value and book value over the duration of the covered assets, less wrap contract premiums and Fund expenses. Wrap contracts typically provide for periodic reset of crediting rates. Crediting rates reflect the amortization of realized and unrealized gains and losses on covered assets and, in consequence, may not reflect the actual returns achieved on the wrapped assets. From time to time crediting rates may be significantly greater or less than current market interest rates, although wrap contracts generally provide that crediting rates may not fall below zero.

     The Enhanced Income Fund will normally hold 1 to 3 percent of its assets as cash or cash equivalents which can be sold close to book value to fund redemption requests. If circumstances arise that require the Enhanced Income Fund to liquidate assets other than cash, and if the fair market value of those other assets is less than their book value, a wrap contract will, under normal circumstances, obligate the wrap provider to pay the Enhanced Income Fund all or some of the difference. However, if the market value of assets being liquidated exceeds the corresponding book value, the Enhanced Income Fund would be obligated to pay all or some of the difference to the wrap provider. Generally, wrap contract payments will be made within one day after the Enhanced Income
Fund requests a payment. If more than one wrap contract applies to covered assets which have been liquidated, payment requests will be allocated among wrap contracts as specified in each wrap contract.

     Wrap contracts may require that covered assets be limited as to duration or maturity, consist of specified types of securities, and/or be at or above a specified credit quality. Wrap contracts purchased by the Enhanced Income Fund will be consistent with its investment objectives and policies as set forth in the Prospectus and its SAI, although in some cases wrap contracts may require more restrictive investment objectives and policies. Wrap contracts may also allow providers to terminate their contracts if a Fund changes its investment objectives, policies and restrictions as set forth in the respective Prospectus and SAI without having obtained the consent of the wrap providers. In the event of termination by a wrap provider, a Fund may not be able successfully to replace contract coverage with another provider.

     Wrap contracts may mature on specified dates and may be terminable upon notice by the Enhanced Income Fund or in the event of a default by the Enhanced Income Fund or the wrap provider. "Evergreen" wrap contracts specify no maturity date. They allow either the Enhanced Income Fund or a provider to terminate the wrap contract through a fixed maturity conversion. Under a fixed maturity conversion the wrap contract will terminate on a future date which is generally determined by adding the duration of covered assets to a date elected by the party seeking to terminate the contract. For example, if the date elected is January 1, 2002, and the duration of covered assets is 3 years, the wrap contract will terminate as of January 1, 2005. In addition, during the conversion period, the Fund may be required to comply with certain restrictions on covered assets, such as limitation of their duration to the remaining term of the conversion period.

     Generally, at termination of a wrap contract, the wrap provider will be obligated to pay the Enhanced Income Fund any excess of book value over market value of covered assets. However, if a wrap contract terminates because of a default by the Enhanced Income Fund or upon election by the Fund (other than through a fixed maturity conversion), no such payment is made.

     Risks  Associated  with Wrap Contracts. The Gartmore Morley Enhanced Income
     --------------------------------------
Fund expects that it will utilize wrap contracts to maintain some of the Fund's assets at stable book value. However, there are certain risks associated with the use of wrap contracts that could impair the Fund's ability to achieve this objective.

     If a wrap contract matures or terminates, the Enhanced Income Fund may be unable to obtain a replacement wrap contract or a wrap contract with terms substantially similar those of the maturing or terminating agreement. If at the time the market value of covered assets is less than their book value, the Fund may be required to reduce its NAV accordingly. Likewise, if the market value of the covered assets is greater than their book value, the Enhanced Income Fund's NAV may increase. In either case, fund shareholders may experience unexpected fluctuations in the value of their shares. Further, if new wrap contracts are negotiated on less favorable terms than those of the contracts being replaced, such as higher wrap premiums, the net returns of the Enhanced Income Fund may be negatively affected.

     The Enhanced Income Fund's Board of Trustees has established policies and procedures governing valuation of these instruments. Other fair and reasonable valuation methodologies may be utilized in certain circumstances including, but not limited to, (1) default by a wrap provider under a wrap contract or other agreement; (2) insolvency of a wrap provider; (3) reduction of the credit rating of a wrap provider; or (4) any other situation in which the Board of Trustees determines that a wrap provider may no longer be able to satisfy its obligations under a wrap contract. In any such case, the fair value of any wrap contract may be determined to be less than the difference between book value and the market value of covered assets.

     Wrap Contracts do not protect the Enhanced Income Fund from the credit risk of covered assets. Defaults by issuers of covered assets or downgrades in their credit rating to below investment grade status will generally cause those assets to be removed from coverage under wrap contracts, in which event the Enhanced Income Fund may experience a decrease in NAV.

     Currently, there is no active trading market for wrap contracts, and none is expected to develop. The Enhanced Income Fund may therefore be unable to liquidate wrap contracts within seven days at fair market value, in which case the wrap contracts will be considered illiquid. At the time of their purchase, the fair market value of the Enhanced Income Fund's wrap contracts, plus the fair market value of all other illiquid assets in the Fund, may not exceed fifteen percent (15%) of the fair market value of the Enhanced Income Fund's net assets. If the fair market value of illiquid assets including wrap contracts later rises above 15% of the fair market value of the Enhanced Income Fund's net assets, the price volatility of the Fund's shares may increase as the Fund acts to reduce the percentage of illiquid assets to a level that does not exceed 15% of the Fund.

REPURCHASE AGREEMENTS

     In connection with the purchase of a repurchase agreement from member banks of the Federal Reserve System or certain non-bank dealers by a Fund, the Fund's custodian, or a subcustodian, will have custody of, and will hold in a segregated account, securities acquired by the Fund under a repurchase agreement. Repurchase agreements are contracts under which the buyer of a security simultaneously commits to resell the security to the seller at an agreed-upon price and date. Repurchase agreements are considered by the staff of the Securities and Exchange Commission (the "SEC") to be loans by the Fund. Repurchase agreements may be entered into with respect to securities of the type in which it may invest or government securities regardless of their remaining maturities, and will require that additional securities be deposited with it if the value of the securities purchased should decrease below resale price.
Repurchase agreements involve certain risks in the event of default or insolvency by the other party, including possible delays or restrictions upon a Fund's ability to dispose of the underlying securities, the risk of a possible decline in the value of the underlying securities during the period in which a Fund seeks to assert its rights to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or part of the income from the repurchase agreement. A Fund's adviser or subadviser reviews the creditworthiness of those banks and non-bank dealers with which the Funds enter into repurchase agreements to evaluate these risks.

WHEN-ISSUED SECURITIES AND DELAYED-DELIVERY TRANSACTIONS

     When securities are purchased on a "when-issued" basis or purchased for delayed delivery, then payment and delivery occur beyond the normal settlement date at a stated price and yield. When-issued transactions normally settle within 45 days. The payment obligation and the interest rate that will be received on when-issued securities are fixed at the time the buyer enters into the commitment. Due to fluctuations in the value of securities purchased or sold on a when-issued or delayed-delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually delivered to the buyers. The greater a Fund's outstanding commitments for these securities, the greater the exposure to potential fluctuations in the net asset value of a Fund. Purchasing when-issued or delayed-delivery securities may involve the additional risk that the yield or market price available in the market when the delivery occurs may be higher or the market price lower than that obtained at the time of commitment.

     When a Fund agrees to purchase when-issued or delayed-delivery securities, to the extent required by the SEC, its custodian will set aside permissible liquid assets equal to the amount of the commitment in a segregated account.
Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case a Fund may be required subsequently to place additional assets in the segregated account in order to ensure that the value of the account remains equal to the amount of such Fund's commitment. It may be expected that the Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. When the Fund engages in when-issued or delayed-delivery transactions, it relies on the other party to consummate the trade. Failure of the seller to do so may result in a Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

LIMITED LIABILITY COMPANIES

     Entities such as limited partnerships, limited liability companies, business trusts and companies organized outside the united states may issue securities comparable to common or preferred stock.

LENDING PORTFOLIO SECURITIES

     A Fund may lend its portfolio securities to brokers, dealers and other financial institutions, provided it receives cash collateral which at all times is maintained in an amount equal to at least 100% of the current market value of the securities loaned. By lending its portfolio securities, the Fund can increase its income through the investment of the cash collateral. For the purposes of this policy, the Fund considers collateral consisting of cash, U.S. Government securities or letters of credit issued by banks whose securities meet the standards for investment by the Fund to be the equivalent of cash. From time to time, the Fund may return to the borrower or a third party which is unaffiliated with it, and which is acting as a "placing broker," a part of the interest earned from the investment of collateral received for securities loaned.

     The SEC currently requires that the following conditions must be met whenever portfolio securities are loaned: (1) a Fund must receive at least 100% cash collateral of the type discussed in the preceding paragraph from the borrower; (2) the borrower must increase such collateral whenever the market value of the securities loaned rises above the level of such collateral; (3) a Fund must be able to terminate the loan at any time; (4) a Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions payable on the loaned securities, and any increase in market value; (5) a Fund may pay only reasonable custodian fees in connection with the loan; and (6) while any voting rights on the loaned securities may pass to the borrower, a Fund's board of trustees must be able to terminate the loan and regain the right to vote the securities if a material event adversely affecting the investment occurs. These conditions may be subject to future modification. Loan agreements involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon the Fund's ability to recover the loaned securities or dispose of the collateral for the loan.

INDEXED SECURITIES

     Certain Funds may invest in securities whose potential return is based on the change in particular measurements of value or rates (an "index"). As an illustration, the Funds may invest in a debt security that pays interest and returns principal based on the change in the value of a securities index or a basket of securities. If a Fund invests in such securities, it may be subject to reduced or eliminated interest payments or loss of principal in the event of an adverse movement in the relevant index.

SMALL COMPANY AND EMERGING GROWTH STOCKS

     Investing in securities of small-sized and emerging growth companies may involve greater risks than investing in the stocks of larger, more established companies since these securities may have limited marketability and thus may be more volatile than securities of larger, more established companies or the market averages in general. Because small-sized and emerging growth companies normally have fewer shares outstanding than larger companies, it may be more difficult for a Fund to buy or sell significant numbers of such shares without an unfavorable impact on prevailing prices. Small-sized and emerging growth companies may have limited product lines, markets or financial resources and may lack management depth. In addition, small-sized and emerging growth companies are typically subject to wider variations in earnings and business prospects than are larger, more established companies. There is typically less publicly available information concerning small-sized and emerging growth companies than for larger, more established ones.

SPECIAL SITUATION COMPANIES

     "Special situation companies" include those involved in an actual or prospective acquisition or consolidation; reorganization; recapitalization; merger, liquidation or distribution of cash, securities or other assets; a tender or exchange offer; a breakup or workout of a holding company; or litigation which, if resolved favorably, would improve the value of the company's stock. If the actual or prospective situation does not materialize as anticipated, the market price of the securities of a "special situation company" may decline significantly. Therefore, an investment in a Fund that invests a significant portion of its assets in these securities may involve a greater degree of risk than an investment in other mutual funds that seek long-term growth of capital by investing in better-known, larger companies. The adviser or subadvisers of such Funds believe, however, that if the adviser or subadviser analyzes "special situation companies" carefully and invests in the securities of these companies at the appropriate time, the Fund may achieve capital growth. There can be no assurance however, that a special situation that exists at the time the Fund makes its investment will be consummated under the terms and within the time period contemplated, if it is consummated at all.

FOREIGN SECURITIES

     Investing in foreign securities (including through the use of depositary receipts) involves certain special considerations which are not typically associated with investing in securities in the United States. Since investments in foreign companies will frequently involve currencies of foreign countries, and since a Fund may hold securities and funds in foreign currencies, a Fund may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, if any, and may incur costs in connection with conversions between various currencies. Most foreign stock markets, while growing in volume of trading activity, have less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of comparable domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than in the United States and, at times, volatility of price can be greater than in the United States. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on United States exchanges, although each Fund endeavors to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers and listed companies in foreign countries than in the United States. In addition, with respect to certain foreign countries, there is the possibility of exchange control restrictions, expropriation or confiscatory taxation, and political, economic or social instability, which could affect investments in those countries. Foreign securities, such as those purchased by a Fund, may be subject to foreign government taxes, higher custodian fees, higher brokerage costs and dividend collection fees which could reduce the yield on such securities.

     Foreign economies may differ favorably or unfavorably from the U.S. economy in various respects, including growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and balance of payments positions. Many foreign securities are less liquid and their prices more volatile than comparable U.S. securities. From time to time, foreign securities may be difficult to liquidate rapidly without adverse price effects.

     Investment  in  Companies  in  Developing  or  Emerging  Market  Countries.
     ---------------------------------------------------------------------------
Investments may be made from time to time in companies in developing or emerging market countries as well as in developed countries. Although there is no universally accepted definition, a developing country is generally considered to be a country which is in the initial stages of industrialization. Shareholders should be aware that investing in the equity and fixed income markets of developing countries involves exposure to unstable governments, economies based on only a few industries, and securities markets which trade a small number of securities. Securities markets of developing countries tend to be more volatile than the markets of developed countries; however, such markets have in the past provided the opportunity for higher rates of return to investors.

     The value and liquidity of investments in developing countries may be affected favorably or unfavorably by political, economic, fiscal, regulatory or other developments in the particular countries or neighboring regions. The extent of economic development, political stability and market depth of different countries varies widely. Certain countries in the Asia region, including Cambodia, China, Laos, Indonesia, Malaysia, the Philippines, Thailand, and Vietnam are either comparatively underdeveloped or are in the process of becoming developed. Such investments typically involve greater potential for gain or loss than investments in securities of issuers in developed countries.

     The securities markets in developing countries are substantially smaller, less liquid and more volatile than the major securities markets in the United States. A high proportion of the shares of many issuers may be held by a limited number of persons and financial institutions, which may limit the number of shares available for investment by a Fund. Similarly, volume and liquidity in the bond markets in developing countries are less than in the United States and, at times, price volatility can be greater than in the United States. A limited number of issuers in developing countries' securities markets may represent a disproportionately large percentage of market capitalization and trading volume. The limited liquidity of securities markets in developing countries may also affect the Fund's ability to acquire or dispose of securities at the price and time it wishes to do so. Accordingly, during periods of rising securities prices in the more illiquid securities markets, the Fund's ability to participate fully in such price increases may be limited by its investment policy of investing not more than 15% of its total net assets in illiquid securities. Conversely, the Fund's inability to dispose fully and promptly of positions in declining markets will cause the Fund's net asset value to decline as the value of the unsold positions is marked to lower prices. In addition, securities markets in developing countries are susceptible to being influenced by large investors trading significant blocks of securities.

     Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of the United States. Certain of such countries have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the value of the Fund's investments in those countries and the availability to the Fund of additional investments in those countries.

     Economies of developing countries may differ favorably or unfavorably from the United States' economy in such respects as rate of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. As export-driven economies, the economies of countries in the Asia Region are affected by developments in the economies of their principal trading partners. Hong Kong, Japan and Taiwan have limited natural resources, resulting in dependence on foreign sources for certain raw materials and economic vulnerability to global fluctuations of price and supply.

     Certain developing countries do not have comprehensive systems of laws, although substantial changes have occurred in many such countries in this regard in recent years. Laws regarding fiduciary duties of officers and directors and the protection of shareholders may not be well developed. Even where adequate law exists in such developing countries, it may be impossible to obtain swift and equitable enforcement of such law, or to obtain enforcement of the judgment by a court of another jurisdiction.

     Trading in futures contracts on foreign commodity exchanges may be subject to the same or similar risks as trading in foreign securities.

     Depositary  Receipts. A Fund may invest in foreign securities by purchasing
     ---------------------
depositary receipts, including American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") or other securities convertible into securities of issuers based in foreign countries. These securities may not necessarily be denominated in the same currency as the securities which they represent. Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets, GDRs, in bearer form, are issued and designed for use outside the United States and EDRs (also referred to as Continental Depositary Receipts ("CDRs")), in bearer form, may be denominated in other currencies and are designed for use in European securities markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. EDRs are European receipts evidencing a similar arrangement. GDRs are receipts typically issued by non-United States banks and trust companies that evidence ownership of either foreign or domestic securities. For purposes of a Fund's investment policies, ADRs, GDRs and EDRs are deemed to have the same classification as the underlying securities they represent. Thus, an ADR, GDR or EDR representing ownership of common stock will be treated as common stock.

     Each Fund may invest in depositary receipts through "sponsored" or "unsponsored" facilities. While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants.

     A depositary may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depositary requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depositary usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions, and the performance of other services. The depositary of an unsponsored facility frequently is under no obligation to pass through voting rights to ADR holders in respect of the deposited securities. In addition, an unsponsored facility is generally not obligated to distribute communications received from the issuer of the deposited securities or to disclose material information about such issuer in the U.S. and thus there may not be a correlation between such information and the market value of the depositary receipts. Unsponsored ADRs tend to be less liquid than sponsored ADRs.

     Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depositary. The deposit agreement sets out the rights and responsibilities of the issuer, the depositary, and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depositary), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities.

     Eurodollar  and  Yankee  Obligations.  Eurodollar  bank  obligations  are
     -------------------------------------
dollar-denominated certificates of deposit and time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks.

     Eurodollar and Yankee bank obligations are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Eurodollar (and to a limited extent, Yankee) bank obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from flowing across their borders. Other risks include: adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes, and the expropriation or nationalization of foreign issues. However, Eurodollar and Yankee bank obligations held in a Fund will undergo the same credit analysis as domestic issues in which the Fund invests, and will have at least the same financial strength as the domestic issuers approved for the Fund.

     Conversion  to  the  Euro.  The  Fund  may  be  adversely  affected  by the
     -------------------------
conversion of certain European currencies into the Euro. This conversion, which is currently being implemented in stages, is scheduled to be completed in the year 2002. However, problems with the conversion process and delays could increase volatility in world capital markets and affect European capital markets in particular.

     Foreign  Sovereign  Debt.  Certain  Funds  may  invest  in  sovereign  debt
     -------------------------
obligations issued by foreign governments. To the extent that a Fund invests in obligations issued by developing or emerging markets, these investments involve additional risks. Sovereign obligors in developing and emerging market countries are among the world's largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. These obligors have in the past experienced substantial difficulties in servicing their external debt obligations, which led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds, and obtaining new credit for finance interest payments. Holders of certain foreign sovereign debt securities may be requested to participate in the restructuring of such obligations and to extend further loans to their issuers. There can be no assurance that the foreign sovereign debt securities in which a Fund may invest will not be subject to similar restructuring arrangements or to requests for new credit which may adversely affect the Fund's holdings. Furthermore, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants.

FOREIGN COMMERCIAL PAPER

     A Fund may invest in commercial paper which is indexed to certain specific foreign currency exchange rates. The terms of such commercial paper provide that its principal amount is adjusted upwards or downwards (but not below zero) at maturity to reflect changes in the exchange rate between two currencies while the obligation is outstanding. A Fund will purchase such commercial paper with the currency in which it is denominated and, at maturity, will receive interest and principal payments thereon in that currency, but the amount or principal payable by the issuer at maturity will change in proportion to the change (if any) in the exchange rate between two specified currencies between the date the instrument is issued and the date the instrument matures. While such commercial paper entails the risk of loss of principal, the potential for realizing gains as a result of changes in foreign currency exchange rate enables a Fund to hedge or cross-hedge against a decline in the U.S. dollar value of investments denominated in foreign currencies while providing an attractive money market rate of return. A Fund will purchase such commercial paper for hedging purposes only, not for speculation. The Funds believe that such investments do not involve the creation of such a senior security, but nevertheless will establish a segregated account with respect to its investments in this type of commercial paper and to maintain in such account cash not available for investment or other liquid assets having a value equal to the aggregate principal amount of outstanding commercial paper of this type.

EXTENDABLE COMMERCIAL NOTES

     The Gartmore GVIT Money Market Fund, the Gartmore GVIT Money Market Fund II and the Gartmore Money Market Fund (as an Underlying Fund for the GVIT Investor Destinations Funds) may invest in extendable commercial notes (ECNs). ECNs may serve as an alternative to traditional commercial paper investments. ECNs are corporate notes which are issued at a discount and structured such that, while the note has an initial redemption date (the initial redemption date is no more than 90 days from the date of issue) upon which the notes will be redeemed, the issuer on the initial redemption date may extend the repayment of the notes for up to 390 days from the date of issue without seeking noteholder consent. In the event the ECN is redeemed by the issuer on its initial redemption date, investors receive a premium step-up rate, which is based on the ECNs rating at the time. If the notes are not redeemed on the initial redemption date, they will bear interest from the initial redemption date to the maturity date of the note at a floating rate of interest (this interest serves as a penalty yield for the issuer and a premium paid to the investor).

     The ability of the issuer to exercise its option to extend the ECN beyond the initial redemption date can expose investors to interest rate risks, liquidity risks, credit risks and mark-to-market risks. Proponents of ECNs, however, argue that the punitive interest rate which applies if the ECN is extended beyond its initial redemption date will discourage issuers from extending the notes. Proponents further argue that the reputation risk associated with the decision to extend an ECN obligation will prevent issuers from extending the notes, provided that the issuer is not in extreme financial distress. A Fund will perform due diligence from both a credit and portfolio structure perspective before investing in ECNs.

BRADY BONDS

     Brady Bonds are debt securities, generally denominated in U.S. dollars, issued under the framework of the Brady Plan. The Brady Plan is an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness. In restructuring its external debt under the Brady Plan framework, a debtor nation negotiates with its existing bank lenders as well as multilateral institutions such as the International Bank for Reconstruction and Development (the "World Bank") and the International Monetary Fund (the "IMF"). The Brady Plan framework, as it has developed, contemplates the exchange of external commercial bank debt for newly issued bonds known as "Brady Bonds." Brady Bonds may also be issued in respect of new money being advanced by existing lenders in connection with the debt restructuring. The World Bank and/or the IMF support the restructuring by providing funds pursuant to loan agreements or other arrangements which enable the debtor nation to collateralize the new Brady Bonds or to repurchase outstanding bank debt at a discount. Under these arrangements with the World Bank and/or the IMF, debtor nations have been required to agree to the implementation of certain domestic monetary and fiscal reforms. Such reforms have included the liberalization of trade and foreign investment, the privatization of state-owned enterprises and the setting of targets for public spending and borrowing. These policies and programs seek to promote the debtor country's economic growth and development. Investors should also recognize that the Brady Plan only sets forth general guiding principles for economic reform and debt reduction, emphasizing that solutions must be negotiated on a case-by-case basis between debtor nations and their creditors. A Fund's adviser or subadviser may believe that economic reforms undertaken by countries in connection with the issuance of Brady Bonds may make the debt of countries which have issued or have announced plans to issue Brady Bonds an attractive opportunity for investment. However, there can be no assurance that the adviser or the subadviser's expectations with respect to Brady Bonds will be realized.

     Investors should recognize that Brady Bonds have been issued only recently, and accordingly, do not have a long payment history. Brady Bonds which have been issued to date are rated in the categories "BB" or "B" by Standard & Poor's or "Ba" or "B" by Moody's or, in cases in which a rating by Standard & Poor's or Moody's has not been assigned, are generally considered by the Fund's adviser or subadviser to be of comparable quality.

     Agreements implemented under the Brady Plan to date are designed to achieve debt and debt-service reduction through specific options negotiated by a debtor nation with its creditors. As a result, the financial packages offered by each country differ. The types of options have included the exchange of outstanding commercial bank debt for bonds issued at 100% of face value of such debt which carry a below-market stated rate of interest (generally known as par bonds), bonds issued at a discount from the face value of such debt (generally known as discount bonds), and bonds bearing an interest rate which increases over time and bonds issued in exchange for the advancement of new money by existing lenders. Discount bonds issued to date under the framework of the Brady Plan have generally borne interest computed semi-annually at a rate equal to 13/16 of 1% above the then current six month London Inter-Bank Offered Rate ("LIBOR") rate. Regardless of the stated face amount and stated interest rate of the various types of Brady Bonds, the applicable Funds will purchase Brady Bonds in secondary markets, as described below, in which the price and yield to the investor reflect market conditions at the time of purchase. Brady Bonds issued to date have traded at a deep discount from their face value. Certain sovereign bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Certain Brady Bonds have been collateralized as to principal due date at maturity (typically 30 years from the date of issuance) by U.S. Treasury zero coupon bonds with a maturity equal to the final maturity of such Brady Bonds. Collateral purchases are financed by the IMF, the World Bank and the debtor nations' reserves. In addition, interest payments on certain types of Brady Bonds may be collateralized by cash or high-grade securities in amounts that typically represent between 12 and 18 months of interest accruals on these instruments with the balance of the interest accruals being uncollateralized. In the event of a default with respect to collateralized Brady Bonds as a result of which the payment obligations of the issuer are accelerated, the U.S. Treasury zero coupon obligations held as collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds, which will continue to be outstanding, at which time the fact amount of the collateral will equal the principal payments which would have then been due on the Brady Bonds in the normal course. Based upon current market conditions, the Fund would not intend to purchase Brady Bonds which, at the time of investment, are in default as to payments. However, in light of the residual risk of the Brady Bonds and, among other factors, the history of default with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds are considered speculative. A Fund may purchase Brady Bonds with no or limited collateralization, and will be relying for payment of interest and (except in the case of principal collateralized Brady Bonds) principal primarily on the willingness and ability of the foreign government to make payment in accordance with the terms of the Brady Bonds.

     Brady Bonds issued to date are purchased and sold in secondary markets through U.S. securities dealers and other financial institutions and are generally maintained through European transnational securities depositories. A substantial portion of the Brady Bonds and other sovereign debt securities in which a Fund may invest are likely to be acquired at a discount, which involves certain considerations discussed below under "Additional Information Concerning Taxes."

REAL ESTATE SECURITIES

     Although no Fund will invest in real estate directly, a Fund may invest in securities of real estate investment trusts ("REITs") and other real estate industry companies or companies with substantial real estate investments and, as a result, such Fund may be subject to certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include, among others: possible declines in the value of real estate; possible lack of availability of mortgage funds; extended vacancies of properties; risks related to general and local economic conditions; overbuilding; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and changes in interest rates.

     REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Hybrid REITs combine the investment strategies of Equity REITs and Mortgage REITs. REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Code.

CONVERTIBLE SECURITIES

     Convertible securities are bonds, debentures, notes, preferred stocks, or other securities that may be converted into or exchanged for a specified amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. Convertible securities have general characteristics similar to both debt obligations and equity securities. The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, the credit standing of the issuer and other factors. The market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. The conversion value of a convertible security is determined by the market price of the underlying common stock. The market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock and therefore will react to variations in the general market for equity securities. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

     A convertible security entitles the holder to receive interest normally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged.
Convertible securities have unique investment characteristics in that they generally (i) have higher yields than common stocks, but lower yields than comparable non-convertible securities, (ii) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics, and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases. Most convertible securities currently are issued by U.S. companies, although a substantial Eurodollar convertible securities market has developed, and the markets for convertible securities denominated in local currencies are increasing.

     A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security held by a Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock, or sell it to a third party.

     Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, generally enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock of the same issuer. Because of the subordination feature, however, convertible securities typically are rated below investment grade or are not rated.

     Certain Funds may invest in convertible preferred stocks that offer enhanced yield features, such as Preferred Equity Redemption Cumulative Stocks ("PERCS"), which provide an investor, such as a Fund, with the opportunity to earn higher dividend income than is available on a company's common stock. PERCS are preferred stocks that generally feature a mandatory conversion date, as well as a capital appreciation limit, which is usually expressed in terms of a stated price. Most PERCS expire three years from the date of issue, at which time they are convertible into common stock of the issuer. PERCS are generally not convertible into cash at maturity. Under a typical arrangement, after three years PERCS convert into one share of the issuer's common stock if the issuer's common stock is trading at a price below that set by the capital appreciation limit, and into less than one full share if the issuer's common stock is trading at a price above that set by the capital appreciation limit. The amount of that fractional share of common stock is determined by dividing the price set by the capital appreciation limit by the market price of the issuer's common stock. PERCS can be called at any time prior to maturity, and hence do not provide call protection. If called early, however, the issuer must pay a call premium over the market price to the investor. This call premium declines at a preset rate daily, up to the maturity date.

     A Fund may also invest in other classes of enhanced convertible securities. These include but are not limited to ACES (Automatically Convertible Equity Securities), PEPS (Participating Equity Preferred Stock), PRIDES (Preferred Redeemable Increased Dividend Equity Securities), SAILS (Stock Appreciation Income Linked Securities), TECONS (Term Convertible Notes), QICS (Quarterly
Income Cumulative Securities), and DECS (Dividend Enhanced Convertible Securities). ACES, PEPS, PRIDES, SAILS, TECONS, QICS, and DECS all have the following features: they are issued by the company, the common stock of which will be received in the event the convertible preferred stock is converted; unlike PERCS they do not have a capital appreciation limit; they seek to provide the investor with high current income with some prospect of future capital appreciation; they are typically issued with three or four-year maturities; they typically have some built-in call protection for the first two to three years; and, upon maturity, they will necessarily convert into either cash or a specified number of shares of common stock.

     Similarly, there may be enhanced convertible debt obligations issued by the operating company, whose common stock is to be acquired in the event the security is converted, or by a different issuer, such as an investment bank. These securities may be identified by names such as ELKS (Equity Linked

Securities) or similar names. Typically they share most of the salient characteristics of an enhanced convertible preferred stock but will be ranked as senior or subordinated debt in the issuer's corporate structure according to the terms of the debt indenture. There may be additional types of convertible securities not specifically referred to herein, which may be similar to those described above in which a Fund may invest, consistent with its goals and policies.

     An investment in an enhanced convertible security or any other security may involve additional risks to the Fund. A Fund may have difficulty disposing of such securities because there may be a thin trading market for a particular security at any given time. Reduced liquidity may have an adverse impact on market price and a Fund's ability to dispose of particular securities, when necessary, to meet the Fund's liquidity needs or in response to a specific economic event, such as the deterioration in the credit worthiness of an issuer. Reduced liquidity in the secondary market for certain securities may also make it more difficult for the Fund to obtain market quotations based on actual trades for purposes of valuing the fund's portfolio. A Fund, however, intends to acquire liquid securities, though there can be no assurances that it will always be able to do so.

     Certain Funds may also invest in zero coupon convertible securities. Zero coupon convertible securities are debt securities which are issued at a discount to their face amount and do not entitle the holder to any periodic payments of interest prior to maturity. Rather, interest earned on zero coupon convertible securities accretes at a stated yield until the security reaches its face amount at maturity. Zero coupon convertible securities are convertible into a specific number of shares of the issuer's common stock. In addition, zero coupon convertible securities usually have put features that provide the holder with the opportunity to sell the securities back to the issuer at a stated price before maturity. Generally, the prices of zero coupon convertible securities may be more sensitive to market interest rate fluctuations than conventional convertible securities.

WARRANTS

     Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance), on a specified date, during a specified period, or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants acquired by a Fund in units or attached to securities are not subject to these restrictions. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

PREFERRED STOCK

     Preferred stocks, like debt obligations, are generally fixed-income securities. Shareholders of preferred stocks normally have the right to receive dividends at a fixed rate when and as declared by the issuer's board of directors, but do not participate in other amounts available for distribution by the issuing corporation. Dividends on the preferred stock may be cumulative, and all cumulative dividends usually must be paid prior to common shareholders receiving any dividends. Because preferred stock dividends must be paid before common stock dividends, preferred stocks generally entail less risk than common stocks. Upon liquidation, preferred stocks are entitled to a specified liquidation preference, which is generally the same as the par or stated value, and are senior in right of payment to common stock. Preferred stocks are, however, equity securities in the sense that they do not represent a liability of the issuer and, therefore, do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities. Preferred stocks are generally subordinated in right of payment to all debt obligations and creditors of the issuer, and convertible preferred stocks may be subordinated to other preferred stock of the same issuer.

SHORT SELLING OF SECURITIES

     In a short sale of securities, a Fund sells stock which it does not own, making delivery with securities "borrowed" from a broker. The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. This price may or may not be less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender any dividends or interest which accrue during the period of the loan. In order to borrow the security, the Fund may also have to pay a fee which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

     A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. A Fund will realize a gain if the security declines in price between those two dates. The amount of any gain will be decreased and the amount of any loss will be increased by any interest the Fund may be required to pay in connection with the short sale.

     In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. A Fund must deposit in a segregated account an amount of cash or liquid assets equal to the difference between (a) the market value of securities sold short at the time that they were sold short and (b) the value of the collateral deposited with the broker in connection with the short sale (not including the proceeds from the short sale). While the short position is open, the Fund must maintain on a daily basis the segregated account at such a level that (1) the amount deposited in it plus the amount deposited with the broker as collateral equals the current market value of the securities sold short and (2) the amount deposited in it plus the amount deposited with the broker as collateral is not less than the market value of the securities at the time they were sold short.

     A Fund may engage in short sales, subject to certain tax restrictions, if at the time of the short sale the Fund owns or has the right to obtain without additional cost an equal amount of the security being sold short. This investment technique is known as a short sale "against the box." The Funds do not intend to engage in short sales against the box for investment purposes. A Fund may, however, make a short sale as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund (or a security convertible or exchangeable for such security), or when the Fund wants to sell the security at an attractive current price. In such a case, any future losses in the Fund's long position should be offset by a gain in the short position and, conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount the Fund owns. There will be certain additional transaction costs associated with short sales against the box, but the Fund will endeavor to offset these costs with the income from the investment of the cash proceeds of short sales.

RESTRICTED, NON-PUBLICLY TRADED AND ILLIQUID SECURITIES

     A Fund may not invest more than 15% (10% for the Gartmore GVIT Money Market Fund and Gartmore GVIT Money Market Fund II) of its net assets, in the aggregate, in illiquid securities, including repurchase agreements which have a maturity of longer than seven days, time deposits maturing in more than seven days and securities that are illiquid because of the absence of a readily available market or legal or contractual restrictions on resale. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.

     Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Unless subsequently registered for sale, these securities can only be sold in privately negotiated transactions or pursuant to an exemption from registration. Investment companies do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities, and an investment company might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. An investment company might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

     In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

     The SEC has adopted Rule 144A which allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers.

     Any such restricted securities will be considered to be illiquid for purposes of a Fund's limitations on investments in illiquid securities unless, pursuant to procedures adopted by the Board of Trustees of the Trust, the Fund's adviser or subadviser has determined such securities to be liquid because such securities are eligible for resale pursuant to Rule 144A and are readily saleable. To the extent that qualified institutional buyers may become uninterested in purchasing Rule 144A securities, the Fund's level of illiquidity may increase.

     A Fund may sell over-the-counter ("OTC") options and, in connection therewith, segregate assets or cover its obligations with respect to OTC options written by the Fund. The assets used as cover for OTC options written by a Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

     The applicable subadviser or the adviser will monitor the liquidity of restricted securities in the portion of a Fund it manages. In reaching liquidity decisions, the following factors are considered: (A) the unregistered nature of the security; (B) the frequency of trades and quotes for the security; (C) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (D) dealer undertakings to make a market in the security and (E) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

     Private  Placement  Commercial  Paper. Commercial paper eligible for resale
     --------------------------------------
under Section 4(2) of the Securities Act is offered only to accredited investors. Rule 506 of Regulation D in the Securities Act of 1933 lists investment companies as accredited investors.

     Section 4(2) paper not eligible for resale under Rule 144A under the Securities Act shall be deemed liquid if (1) the Section 4(2) paper is not traded flat or in default as to principal and interest; (2) the Section 4(2) paper is rated in one of the two highest rating categories by at least two NRSROs, or if only NRSRO rates the security, it is rated in one of the two highest categories by that NRSRO; and (3) the adviser believes that, based on the trading markets for such security, such security can be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the security.

BORROWING

     A Fund may borrow money from banks, limited by each Fund's fundamental investment restriction (generally, 331/3% of its total assets (including the amount borrowed)), and may engage in mortgage dollar roll and reverse repurchase agreements which may be considered a form of borrowing. In addition, a Fund may borrow up to an additional 5% of its total assets from banks for temporary or emergency purposes. A Fund will not purchase securities when bank borrowings exceed 5% of such Fund's total assets. Each Fund expects that its borrowings will be on a secured basis. In such situations, either the custodian will segregate the pledged assets for the benefit of the lender or arrangements will be made with a suitable subcustodian, which may include the lender. The Funds have established a line-of-credit ("LOC") with their custodian by which they may borrow for temporary or emergency purposes. The Funds intend to use the LOC to meet large or unexpected redemptions that would otherwise force a Fund to liquidate securities under circumstances which are unfavorable to a Fund's remaining shareholders.

DERIVATIVE INSTRUMENTS

     A Fund's adviser or subadviser may use a variety of derivative instruments, including options, futures contracts (sometimes referred to as "futures"), options on futures contracts, stock index options and forward currency contracts to hedge a Fund's portfolio or for risk management or for any other permissible purposes consistent with that Fund's investment objective. Derivative instruments are securities or agreements whose value is based on the value of some underlying asset (e.g., a security, currency or index) or the level of a reference index.

     Derivatives generally have investment characteristics that are based upon either forward contracts (under which one party is obligated to buy and the other party is obligated to sell an underlying asset at a specific price on a specified date) or option contracts (under which the holder of the option has the right but not the obligation to buy or sell an underlying asset at a specified price on or before a specified date). Consequently, the change in value of a forward-based derivative generally is roughly proportional to the change in value of the underlying asset. In contrast, the buyer of an option-based derivative generally will benefit from favorable movements in the price of the underlying asset but is not exposed to the corresponding losses that result from adverse movements in the value of the underlying asset. The seller (writer) of an option-based derivative generally will receive fees or premiums but generally is exposed to losses resulting from changes in the value of the underlying asset. Derivative transactions may include elements of leverage and, accordingly, the fluctuation of the value of the derivative transaction in relation to the underlying asset may be magnified.

     The use of these instruments is subject to applicable regulations of the SEC, the several options and futures exchanges upon which they may be traded, and the Commodity Futures Trading Commission ("CFTC").

     Special  Risks of Derivative Instruments. The use of derivative instruments
     -----------------------------------------
involves special considerations and risks as described below. Risks pertaining to particular instruments are described in the sections that follow.

     (1) Successful use of most of these instruments depends upon a Fund's adviser's or subadviser's ability to predict movements of the overall securities and currency markets, which requires skills different from those necessary for predicting changes in the prices of individual securities. There can be no assurance that any particular strategy adopted will succeed.

     (2) There might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of investments being hedged. For example, if the value of an instrument used in a short hedge (such as writing a call option, buying a put option, or selling a futures contract) increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. The effectiveness of hedges using instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the investments being hedged, as well as, how similar the index is to the portion of the Fund's assets being hedged in terms of securities composition.

     (3) Hedging strategies, if successful, can reduce the risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if a Fund entered into a short hedge because a Fund's adviser or subadviser projected a decline in the price of a security in the Fund's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the instrument. Moreover, if the price of the instrument declined by more than the increase in the price of the security, a Fund could suffer a loss.

     (4) As described below, a Fund might be required to maintain assets as "cover," maintain segregated accounts, or make margin payments when it takes positions in these instruments involving obligations to third parties (i.e., instruments other than purchased options). If the Fund were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund's ability to close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction ("counter party") to enter into a transaction closing out the position. Therefore, there is no assurance that any hedging position can be closed out at a time and price that is favorable to the Fund.

     Options.  A  Fund  may purchase or write put and call options on securities
     --------
and indices, and may purchase options on foreign currencies, and enter into closing transactions with respect to such options to terminate an existing position. The purchase of call options serves as a long hedge, and the purchase of put options serves as a short hedge. Writing put or call options can enable a Fund to enhance income by reason of the premiums paid by the purchaser of such options. Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised, and the Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option. All or a portion of any assets used as cover for OTC options written by a Fund would be considered illiquid to the extent described under "Restricted and Illiquid Securities" above. Writing put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised, and the Fund will be obligated to purchase the security at more than its market value.

     The value of an option position will reflect, among other things, the historical price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the exercise price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. Options used by a Fund may include European-style options, which can only be exercised at expiration. This is in contrast to American-style options which can be exercised at any time prior to the expiration date of the option.

     A Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, a Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, a Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.

     A Fund may purchase or write both OTC options and options traded on foreign and U.S. exchanges. Exchange-traded options are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. OTC options are contracts between the Fund and the counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when the Fund purchases or writes an OTC option, it relies on the counter party to make or take delivery of the underlying investment upon exercise of the option. Failure by the counter party to do so would result in the loss of any premium paid by the fund as well as the loss of any expected benefit of the transaction.

     A Fund's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. A Fund intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. Although a Fund will enter into OTC options only with counterparties that are expected to be capable of entering into closing transactions with a Fund, there is no assurance that such Fund will in fact be able to close out an OTC option at a favorable price prior to expiration. In the event of insolvency of the counter party, a Fund might be unable to close out an OTC option position at any time prior to its expiration.

     If a Fund is unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because the Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.

     A Fund may engage in options transactions on indices in much the same manner as the options on securities discussed above, except that index options may serve as a hedge against overall fluctuations in the securities markets in general.

     The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between the options and securities markets may detract from the effectiveness of attempted hedging.

     Transactions using OTC options (other than purchased options) expose a Fund to counter party risk. To the extent required by SEC guidelines, a Fund will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, other options, or futures or (2) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above. A Fund will also set aside cash and/or appropriate liquid assets in a segregated custodial account if required to do so by the SEC and CFTC regulations. Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund's assets to segregated accounts as a cover could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

     Spread  Transactions.  A  Fund  may  purchase  covered  spread options from
     ---------------------
securities dealers. Such covered spread options are not presently exchange-listed or exchange-traded. The purchase of a spread option gives a Fund the right to put, or sell, a security that it owns at a fixed dollar spread or fixed yield spread in relationship to another security that the Fund does not own, but which is used as a benchmark. The risk to a Fund in purchasing covered spread options is the cost of the premium paid for the spread option and any transaction costs. In addition, there is no assurance that closing transactions will be available. The purchase of spread options will be used to protect a Fund against adverse changes in prevailing credit quality spreads, i.e., the yield spread between high quality and lower quality securities. Such protection is only provided during the life of the spread option.

     Futures  Contracts.  A  Fund  may  enter  into futures contracts, including
     -------------------
interest rate, index, and currency futures and purchase and write (sell) related options. The purchase of futures or call options thereon can serve as a long hedge, and the sale of futures or the purchase of put options thereon can serve as a short hedge. Writing covered call options on futures contracts can serve as a limited short hedge, and writing covered put options on futures contracts can serve as a limited long hedge, using a strategy similar to that used for writing covered options in securities. A Fund's hedging may include purchases of futures as an offset against the effect of expected increases in securities prices or currency exchange rates and sales of futures as an offset against the effect of expected declines in securities prices or currency exchange rates. A Fund may write put options on futures contracts while at the same time purchasing call options on the same futures contracts in order to create synthetically a long futures contract position. Such options would have the same strike prices and expiration dates. A Fund will engage in this strategy only when a Fund's adviser or a subadviser believes it is more advantageous to a Fund than is purchasing the futures contract.

     To the extent required by regulatory authorities, a Fund will only enter into futures contracts that are traded on U.S. or foreign exchanges or boards of trade approved by the CFTC and are standardized as to maturity date and underlying financial instrument. These transactions may be entered into for "bona fide hedging" purposes as defined in CFTC regulations and other permissible purposes including increasing return and hedging against changes in the value of portfolio securities due to anticipated changes in interest rates, currency values and/or market conditions.

     A Fund will not enter into futures contracts and related options for other than "bona fide hedging" purposes for which the aggregate initial margin and premiums required to establish positions exceed 5% of the Fund's net asset value after taking into account unrealized profits and unrealized losses on any such contracts it has entered into. There is no overall limit on the percentage of a

Fund's assets that may be at risk with respect to futures activities. Although techniques other than sales and purchases of futures contracts could be used to reduce a Fund's exposure to market, currency, or interest rate fluctuations, such Fund may be able to hedge its exposure more effectively and perhaps at a lower cost through using futures contracts.

     A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., debt security) or currency for a specified price at a designated date, time, and place. An index futures contract is an agreement pursuant to which the parties agree to take or make delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day of the contract and the price at which the index futures contract was originally written. Transactions costs are incurred when a futures contract is bought or sold and margin deposits must be maintained. A futures contract may be satisfied by delivery or purchase, as the case may be, of the instrument, the currency, or by payment of the change in the cash value of the index. More commonly, futures contracts are closed out prior to delivery by entering into an offsetting transaction in a matching futures contract. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of those securities is made. If the offsetting purchase price is less than the original sale price, a Fund realizes a gain; if it is more, a Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, a Fund realizes a gain; if it is less, a Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If a Fund is not able to enter into an offsetting transaction, that Fund will continue to be required to maintain the margin deposits on the futures contract.

     No price is paid by a Fund upon entering into a futures contract. Instead, at the inception of a futures contract, the Fund is required to deposit in a segregated account with its custodian, in the name of the futures broker through whom the transaction was effected, "initial margin" consisting of cash, U.S. Government securities or other liquid obligations, in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to a Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

     Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures position varies, a process known as "marking to market." Variation margin does not involve borrowing, but rather represents a daily settlement of a Fund's obligations to or from a futures broker. When a Fund purchases an option on a future, the premium paid plus transaction costs is all that is at risk. In contrast, when a Fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If a Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous. Purchasers and sellers of futures positions and options on futures can enter into offsetting closing transactions by selling or purchasing, respectively, an instrument identical to the instrument held or written.

Positions in futures and options on futures may be closed only on an exchange or board of trade on which they were entered into (or through a linked exchange). Although the Funds intend to enter into futures transactions only on exchanges or boards of trade where there appears to be an active market, there can be no assurance that such a market will exist for a particular contract at a particular time.

     Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a future or option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

     If a Fund were unable to liquidate a futures contract or option on a futures contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses, because it would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.

     Certain characteristics of the futures market might increase the risk that movements in the prices of futures contracts or options on futures contracts might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the futures and options on futures contracts markets are subject to daily variation margin calls and might be compelled to liquidate futures or options on futures contracts positions whose prices are moving unfavorably to avoid being subject to further calls.
These liquidations could increase price volatility of the instruments and distort the normal price relationship between the futures or options and the investments being hedged. Also, because initial margin deposit requirements in the futures markets are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the future markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

     Swap  Agreements.  A  Fund  may enter into interest rate, securities index,
     -----------------
commodity, or security and currency exchange rate swap agreements for any lawful purpose consistent with such Fund's investment objective, such as for the purpose of attempting to obtain or preserve a particular desired return or spread at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return or spread. A Fund also may enter into swaps in order to protect against an increase in the price of, or the currency exchange rate applicable to, securities that the Fund anticipates purchasing at a later date. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to several years. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. Swap agreements may include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. "Total return swaps" are contracts in which one party agrees to make payments of the total return from the underlying asset during the specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying asset.

     The "notional amount" of the swap agreement is the agreed upon basis for calculating the obligations that the parties to a swap agreement have agreed to exchange. Under most swap agreements entered into by a Fund, the obligations of the parties would be exchanged on a "net basis." Consequently, a Fund's obligation (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). A Fund's obligation under a swap agreement will be accrued daily (offset against amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash or liquid assets.

     Whether a Fund's use of swap agreements will be successful in furthering its investment objective will depend, in part, on a Fund's adviser's or subadviser's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

     A Fund will enter swap agreements only with counterparties that a Fund's adviser or subadviser reasonably believes are capable of performing under the swap agreements. If there is a default by the other party to such a transaction, a Fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction.

     Structured  Products.  One  common  type  of  security  is  a  "structured"
     ---------------------
product. Structured products generally are individually negotiated agreements and may be traded over-the-counter. They are organized and operated to restructure the investment characteristics of the underlying security. This restructuring involves the deposit with or purchase by an entity, such as a corporation or trust or specified instruments (such as commercial bank loans) and the issuance by that entity of one or more classes of securities ("structured securities") backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments.

     With respect to structured products, because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Investments in structured securities are generally of a class that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured securities are typically sold in private placement transactions, and there is currently no active trading market for these securities.

     Foreign  Currency-Related Derivative Strategies - Special Considerations. A
     -------------------------------------------------------------------------
Fund may use options and futures and options on futures on foreign currencies and forward currency contracts to hedge against movements in the values of the foreign currencies in which a Fund's securities are denominated. A Fund may engage in currency exchange transactions to protect against uncertainty in the level of future exchange rates and may also engage in currency transactions to increase income and total return. Such currency hedges can protect against price movements in a security the Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.

     A Fund might seek to hedge against changes in the value of a particular currency when no hedging instruments on that currency are available or such hedging instruments are more expensive than certain other hedging instruments. In such cases, a Fund may hedge against price movements in that currency by entering into transactions using hedging instruments on another foreign currency or a basket of currencies, the values of which a Fund's adviser or a subadviser believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the hedging instrument will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.

     The value of derivative instruments on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such hedging instruments, a Fund could be disadvantaged by having to deal in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

     There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the derivative instruments until they reopen.

     Settlement of derivative transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, a Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

     Permissible foreign currency options will include options traded primarily in the OTC market. Although options on foreign currencies are traded primarily in the OTC market, a Fund will normally purchase OTC options on foreign currency only when a Fund's adviser or subadviser believes a liquid secondary market will exist for a particular option at any specific time.

FORWARD CURRENCY CONTRACTS

     A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

     At or before the maturity of a forward contract, a Fund may either sell a portfolio security and make delivery of the currency, or retain the security and fully or partially offset its contractual obligation to deliver the currency by purchasing a second contract. If a Fund retains the portfolio security and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward contract prices.

     The precise matching of forward currency contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the foreign currency contract has been established. Thus, the Fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

     Currency  Hedging. While the values of forward currency contracts, currency
     ------------------
options, currency futures and options on futures may be expected to correlate with exchange rates, they will not reflect other factors that may affect the value of a Fund's investments. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect a Fund against price decline if the issuer's creditworthiness deteriorates. Because the value of a Fund's investments denominated in foreign currency will change in response to many factors other than exchange rates, a currency hedge may not be entirely successful in mitigating changes in the value of a Fund's investments denominated in that currency over time.

     A decline in the dollar value of a foreign currency in which a Fund's securities are denominated will reduce the dollar value of the securities, even if their value in the foreign currency remains constant. The use of currency hedges does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. In order to protect against such diminutions in the value of securities it holds, a Fund may purchase put options on the foreign currency. If the value of the currency does decline, the Fund will have the right to sell the currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its securities that otherwise would have resulted. Conversely, if a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby potentially increasing the cost of the securities, a Fund may purchase call options on the particular currency. The purchase of these options could offset, at least partially, the effects of the adverse movements in exchange rates. Although currency hedges limit the risk of loss due to a decline in the value of a hedged currency, at the same time, they also limit any potential gain that might result should the value of the currency increase.

     A Fund may enter into foreign currency exchange transactions to hedge its currency exposure in specific transactions or portfolio positions or, in the case of the Gartmore GVIT Worldwide Leaders Fund, to adjust its currency exposure relative to its benchmark, the MSCI World Equity Index. Transaction hedging is the purchase or sale of forward currency with respect to specific receivables or payables of a Fund generally accruing in connection with the purchase or sale of its portfolio securities. Position hedging is the sale of forward currency with respect to portfolio security positions. A Fund may not position hedge to an extent greater than the aggregate market value (at the time of making such sale) of the hedged securities.

FLOATING AND VARIABLE RATE INSTRUMENTS

     Floating or variable rate obligations bear interest at rates that are not fixed, but vary with changes in specified market rates or indices, such as the prime rate, or at specified intervals. The interest rate on floating-rate securities varies with changes in the underlying index (such as the Treasury bill rate), while the interest rate on variable or adjustable rate securities changes at preset times based upon an underlying index. Certain of the floating or variable rate obligations that may be purchased by the Funds may carry a demand feature that would permit the holder to tender them back to the issuer of the instrument or to a third party at par value prior to maturity.

     Some of the demand instruments purchased by a Fund may not be traded in a secondary market and derive their liquidity solely from the ability of the holder to demand repayment from the issuer or third party providing credit support. If a demand instrument is not traded in a secondary market, the Fund will nonetheless treat the instrument as "readily marketable" for the purposes of its investment restriction limiting investments in illiquid securities unless the demand feature has a notice period of more than seven days in which case the instrument will be characterized as "not readily marketable" and therefore illiquid.

     Such obligations include variable rate master demand notes, which are unsecured instruments issued pursuant to an agreement between the issuer and the holder that permit the indebtedness thereunder to vary and to provide for periodic adjustments in the interest rate. A Fund will limit its purchases of floating and variable rate obligations to those of the same quality as it is otherwise allowed to purchase. A Fund's adviser or subadviser will monitor on an ongoing basis the ability of an issuer of a demand instrument to pay principal and interest on demand.

     A Fund's right to obtain payment at par on a demand instrument could be affected by events occurring between the date the Fund elects to demand payment and the date payment is due that may affect the ability of the issuer of the instrument or third party providing credit support to make payment when due, except when such demand instruments permit same day settlement. To facilitate settlement, these same day demand instruments may be held in book entry form at a bank other than a Fund's custodian subject to a subcustodian agreement approved by the Fund between that bank and the Fund's custodian.

SECURITIES OF INVESTMENT COMPANIES

     As permitted by the 1940 Act, a Fund may invest up to 10% of its total assets, calculated at the time of investment, in the securities of other open-end or closed-end investment companies. No more than 5% of a Fund's total assets may be invested in the securities of any one investment company nor may it acquire more than 3% of the voting securities of any other investment company. However, as described above, each of the GVIT Investor Destinations Funds may invest up to 100% of its assets in other investment companies. A Fund will indirectly bear its proportionate share of any management fees paid by an investment company in which it invests in addition to the advisory fee paid by the Fund. Some of the countries in which a Fund may invest may not permit direct investment by outside investors. Investments in such countries may only be permitted through foreign government-approved or government-authorized investment vehicles, which may include other investment companies.

SPDRS AND OTHER EXCHANGE TRADED FUNDS

     A Fund may invest in Standard & Poor's Depository Receipts ("SPDRs") and in shares of other exchange traded funds (collectively, "ETFs"). SPDRs are interests in unit investment trusts. Such investment trusts invest in a securities portfolio that includes substantially all of the common stocks (in substantially the same weights) as the common stocks included in a particular Standard & Poor's Index such as the S&P 500. SPDRs are traded on the American Stock Exchange, but may not be redeemed. The results of SPDRs will not match the performance of the designated S&P Index due to reductions in the SPDRs' performance attributable to transaction and other expenses, including fees paid by the SPDR to service providers. SPDRs distribute dividends on a quarterly basis.

     ETF's, including SPDRs, are not actively managed. Rather, an ETF's objective is to track the performance of a specified index. Therefore, securities may be purchased, retained and sold by ETFs at times when an actively managed trust would not do so. As a result, you can expect greater risk of loss (and a correspondingly greater prospect of gain) from changes in the value of the securities that are heavily weighted in the index than would be the case if the ETF was not fully invested in such securities. Because of this, an ETF's price can be volatile, and a Fund may sustain sudden, and sometimes substantial, fluctuations in the value of its investment in such ETF.

BANK OBLIGATIONS

     Bank obligations that may be purchased by a Fund include certificates of deposit, banker's acceptances and fixed time deposits. A certificate of deposit is a short-term negotiable certificate issued by a commercial bank against funds deposited in the bank and is either interest-bearing or purchased on a discount basis. A bankers' acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. The borrower is liable for payment as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Fixed time deposits are obligations of branches of U.S. banks or foreign banks which are payable at a stated maturity date and bear a fixed rate of interest. Although fixed time deposits do not have a market, there are no contractual restrictions on the right to transfer a beneficial interest in the deposit to a third party.

     Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulation. Bank obligations may be issued by domestic banks (including their branches located outside the United States), domestic and foreign branches of foreign banks and savings and loan associations.

ZERO COUPON SECURITIES, STEP-COUPON SECURITIES, PAY-IN-KIND BONDS ("PIK BONDS") AND DEFERRED PAYMENT SECURITIES

     Zero coupon securities are debt securities that pay no cash income but are sold at substantial discounts from their value at maturity. Step-coupon securities are debt securities that do not make regular cash interest payments and are sold at a deep discount to their face value. When a zero coupon security is held to maturity, its entire return, which consists of the amortization of discount, comes from the difference between its purchase price and its maturity value. This difference is known at the time of purchase, so that investors holding zero coupon securities until maturity know at the time of their investment what the expected return on their investment will be. Zero coupon securities may have conversion features. PIK bonds pay all or a portion of their interest in the form of debt or equity securities. Deferred payment securities are securities that remain zero coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals. Deferred payment securities are often sold at substantial discounts from their maturity value.

     Zero coupon securities, PIK bonds and deferred payment securities tend to be subject to greater price fluctuations in response to changes in interest rates than are ordinary interest-paying debt securities with similar maturities. The value of zero coupon securities appreciates more during periods of declining interest rates and depreciates more during periods of rising interest rates than ordinary interest-paying debt securities with similar maturities. Zero coupon securities, PIK bonds and deferred payment securities may be issued by a wide variety of corporate and governmental issuers. Although these instruments are generally not traded on a national securities exchange, they are widely traded by brokers and dealers and, to such extent, will not be considered illiquid for the purposes of a Fund's limitation on investments in illiquid securities.

LOAN PARTICIPATIONS AND ASSIGNMENTS

     Loan Participations typically will result in a Fund having a contractual relationship only with the lender, not with the borrower. A Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Loan Participations, a Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and a Fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a Fund will assume the credit risk of both the borrower and the lender that is selling the Participation. In the event of the insolvency of the lender selling a Participation, a Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower. A Fund will acquire Loan Participations only if the lender interpositioned between the Fund and the borrower is determined by the applicable adviser or subadviser to be creditworthy. When a Fund purchases Assignments from lenders, the Fund will acquire direct rights against the borrower on the loan, except that under certain circumstances such rights may be more limited than those held by the assigning lender.

     A Fund may have difficulty disposing of Assignments and Loan Participations. Because the market for such instruments is not highly liquid, the Fund anticipates that such instruments could be sold only to a limited number of institutional investors. The lack of a highly liquid secondary market may have an adverse impact on the value of such instruments and will have an adverse impact on the Fund's ability to dispose of particular Assignments or Loan Participations in response to a specific economic event, such as deterioration in the creditworthiness of the borrower.

     In valuing a Loan Participation or Assignment held by a Fund for which a secondary trading market exists, the Fund will rely upon prices or quotations provided by banks, dealers or pricing services. To the extent a secondary trading market does not exist, the Fund's Loan Participations and Assignments will be valued in accordance with procedures adopted by the Board of Trustees, taking into consideration, among other factors: (i) the creditworthiness of the borrower under the loan and the lender; (ii) the current interest rate; period until next rate reset and maturity of the loan; (iii) recent prices in the market for similar loans; and (iv) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

MORTGAGE DOLLAR ROLLS AND REVERSE REPURCHASE AGREEMENTS

     A Fund may engage in reverse repurchase agreements to facilitate portfolio liquidity, a practice common in the mutual fund industry, or for arbitrage transactions discussed below. In a reverse repurchase agreement, a Fund would sell a security and enter into an agreement to repurchase the security at a specified future date and price. A Fund generally retains the right to interest and principal payments on the security. Since a Fund receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing (see "Borrowing"). When required by guidelines of the SEC, a Fund will set aside permissible liquid assets in a segregated account to secure its obligations to repurchase the security. At the time a Fund enters into a reverse repurchase agreement, it will establish and maintain a segregated account with an approved custodian containing liquid securities having a value not less than the repurchase price (including accrued interest). The assets contained in the segregated account will be marked-to-market daily and additional assets will be placed in such account on any day in which the assets fall below the repurchase price (plus accrued interest). A Fund's liquidity and ability to manage its assets might be affected when it sets aside cash or portfolio securities to cover such commitments. Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund's obligation to repurchase the securities, and the Fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such determination. Reverse repurchase agreements are considered to be borrowings under the 1940 Act.

     Mortgage dollar rolls are arrangements in which a Fund would sell mortgage-backed securities for delivery in the current month and simultaneously contract to purchase substantially similar securities on a specified future date. While a Fund would forego principal and interest paid on the mortgage-backed securities during the roll period, the Fund would be compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. A Fund also could be compensated through the receipt of fee income equivalent to a lower forward price. At the time the Fund would enter into a mortgage dollar roll, it would set aside permissible liquid assets in a segregated account to secure its obligation for the forward commitment to buy mortgage-backed securities. Mortgage dollar roll transactions may be considered borrowings by the Funds. (See "Borrowing")

     Mortgage dollar rolls and reverse repurchase agreements may be used as arbitrage transactions in which a Fund will maintain an offsetting position in investment grade debt obligations or repurchase agreements that mature on or before the settlement date on the related mortgage dollar roll or reverse repurchase agreements. Since a Fund will receive interest on the securities or repurchase agreements in which it invests the transaction proceeds, such transactions may involve leverage. However, since such securities or repurchase agreements will be high quality and will mature on or before the settlement date of the mortgage dollar roll or reverse repurchase agreement, the Fund's adviser or subadviser believes that such arbitrage transactions do not present the risks to the Funds that are associated with other types of leverage.

THE NATIONWIDE CONTRACT

     Each of the GVIT Investor Destinations Funds (except the GVIT Investor Destinations Aggressive Fund) currently invests in the Nationwide Contract. The Nationwide Contract is a fixed interest contract issued and guaranteed by Nationwide Life Insurance Company ("Nationwide"). This contract has a stable principal value and will pay each such Fund a fixed rate of interest. The fixed interest rate must be at least 3.50%, but may be higher. Nationwide will calculate the interest rate in the same way that it calculates guaranteed interest rates for similar contracts. Because of the guaranteed nature of the contract, the Funds will not directly participate in the actual experience of the assets underlying the contract. Although under certain market conditions a Fund's performance may be hurt by its investment in the Nationwide Contract, GMF believes that the stable nature of the Nationwide Contract should reduce a GVIT Investor Destinations Fund's volatility and overall risk, especially when the bond and stock markets decline simultaneously.

TEMPORARY DEFENSIVE POSITIONS

     In response to economic, political or unusual market conditions, each Fund, except for the Dreyfus GVIT Mid Cap Index Fund, may invest up to 100% of its assets in cash or money market obligations. In addition, a Fund may have, from time to time, significant cash positions until suitable investment opportunities are available.

INVESTMENT  RESTRICTIONS

     The following are fundamental investment restrictions for each of the Funds which cannot be changed without the authorization of the majority of the outstanding shares of the Fund for which a change is proposed. The vote of the majority of the outstanding securities means the vote of (A) 67% or more of the voting securities present at such meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy or (B) a majority of the outstanding securities, whichever is less.

Each of the Funds:

- May not lend any security or make any other loan except that each Fund may, in accordance with its investment objective and policies, (i) lend portfolio securities, (ii) purchase and hold debt securities or other debt instruments, including but not limited to loan participations and subparticipations, assignments, and structured securities, (iii) make loans secured by mortgages on real property, (iv) enter into repurchase agreements, and (v) make time deposits with financial institutions and invest in instruments issued by financial institutions, and enter into any other lending arrangement as and to the extent permitted by the 1940 Act or any rule, order or interpretation thereunder.

- May not purchase or sell real estate, except that each Fund may (i) acquire real estate through ownership of securities or instruments and sell any real estate acquired thereby, (ii) purchase or sell instruments secured by real estate (including interests therein), and (iii) purchase or sell securities issued by entities or investment vehicles that own or deal in real estate (including interests therein).

- May not borrow money or issue senior securities, except that each Fund may enter into reverse repurchase agreements and may otherwise borrow money and issue senior securities as and to the extent permitted by the 1940 Act or any rule, order or interpretation thereunder.

- May not purchase or sell commodities or commodities contracts, except to the extent disclosed in the current Prospectus or Statement of Additional Information of such Fund.

- May not act as an underwriter of another issuer's securities, except to the extent that each Fund may be deemed an underwriter within the meaning of the Securities Act in connection with the purchase and sale of portfolio securities.

In addition, each Fund, except GVIT Small Company Fund, Strong GVIT Mid Cap Growth Fund, Gartmore GVIT Global Health Sciences Fund, Turner GVIT Growth Focus Fund, Gartmore GVIT Global Utilities Fund, Gartmore GVIT Global Financial Services Fund, Gartmore GVIT Asia Pacific Leaders Fund, Gartmore GVIT European Leaders Fund, Gartmore GVIT U.S. Growth Leaders Fund, Gartmore GVIT Worldwide
Leaders Fund, Gartmore GVIT Nationwide Leaders Fund and each of the GVIT Investor Destinations Funds:

- May not purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, if, immediately after such purchase, more than 5% of the

     Fund's total assets would be invested in such issuer or the Fund would hold more than 10% of the outstanding voting securities of the issuer, except that 25% or less of the Fund's total assets may be invested without regard to such limitations. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Each of the Gartmore GVIT Money Market Fund and Gartmore GVIT Money Market Fund II will be deemed to be in compliance with this restriction so long as it is in compliance with Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time.

Each Fund, except for Gartmore GVIT Global Health Sciences Fund, Gartmore GVIT OTC Fund, Gartmore GVIT Global Utilities Fund, Gartmore GVIT Global Financial Services Fund, Gartmore GVIT U.S. Growth Leaders Fund and the GVIT Investor Destinations Funds:

- May not purchase the securities of any issuer if, as a result, more than 25% (taken at current value) of the Fund's total assets would be invested in the securities of issuers, the principal activities of which are in the same industry. This limitation does not apply to securities issued by the U.S. government or its agencies or instrumentalities.

For each of the Gartmore GVIT Growth Fund, Gartmore GVIT Total Return Fund, Gartmore GVIT Government Bond Fund, Gartmore GVIT Money Market Fund and Gartmore GVIT Money Market Fund II:

No  Fund  may:

- Purchase securities on margin, but the Trust may obtain such credits as may be necessary for the clearance of purchases and sales of securities and except as may be necessary to make margin payments in connection with derivative securities transactions.

For the GVIT Investor Destinations Funds:

- May not purchase the securities of any issuer if, as a result, 25% or more than (taken at current value) of the Fund's total assets would be invested in the securities of the issuers, the principal activities of which are in the same industry; provided, that a Fund may invest more than 25% of its total assets in securities of issuers in an industry if the concentration in an industry is the result of the weighting in a particular industry in one or more Underlying Funds.

     The following are the NON-FUNDAMENTAL operating policies of each of the Funds, except Gartmore GVIT Total Return Fund, Gartmore GVIT Growth Fund, Gartmore GVIT Government Bond Fund, Gartmore GVIT Money Market Fund and Gartmore GVIT Money Market Fund II, which MAY BE CHANGED by the Board of Trustees of the Trust WITHOUT SHAREHOLDER APPROVAL:

Each Fund may not:

- Sell securities short (except for the Dreyfus GVIT Mid Cap Index Fund, Gartmore GVIT U.S. Growth Leaders Fund and the Gartmore GVIT Nationwide Leaders Fund), unless the Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short or unless it covers such short sales as required by the current rules and positions of the SEC or its staff, and provided that short positions in forward currency contracts, options, futures contracts, options on futures contracts, or other derivative instruments are not deemed to constitute selling securities short. The Dreyfus GVIT Mid Cap Index Fund, Gartmore GVIT U.S. Growth Leaders Fund and the Gartmore GVIT Nationwide Leaders Fund may only sell securities short in accordance with the description contained in their respective Prospectuses or in this SAI.

- Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions; and provided that margin deposits in connection with options, futures contracts, options on futures contracts, and transactions in currencies or other derivative instruments shall not constitute purchasing securities on margin.

- Purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid. If any percentage restriction or requirement described above is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in net asset value will not constitute a violation of such restriction or requirement. However, should a change in net asset value or other external events cause a Fund's investments in illiquid securities including repurchase agreements with maturities in excess of seven days, to exceed the limit set forth above for such Fund's investment in illiquid securities, a Fund will act to cause the aggregate amount of such securities to come within such limit as soon as is reasonably practicable. In such an event, however, such a Fund would not be required to liquidate any portfolio securities where a Fund would suffer a loss on the sale of such securities.

- Purchase securities of other investment companies except in connection with a merger, consolidation, acquisition, reorganization or offer of exchange, or as otherwise permitted under the 1940 Act.

- Pledge, mortgage or hypothecate any assets owned by the Fund except as may be necessary in connection with permissible borrowings or investments and then such pledging, mortgaging, or hypothecating may not exceed 331/3% of the Fund's total assets at the time of the borrowing or investment.

     The following are the NON-FUNDAMENTAL operating policies of the Gartmore GVIT Growth Fund, Gartmore GVIT Total Return Fund, Gartmore GVIT Government Bond Fund, Gartmore GVIT Money Market Fund and Gartmore GVIT Money Market Fund II which MAY BE CHANGED by the Board of Trustees of the Trust WITHOUT SHAREHOLDER
APPROVAL:

No such Fund may:

-    Make  short  sales  of  securities.

- Purchase or otherwise acquire any other securities if, as a result, more than 15% (10% with respect to the Gartmore GVIT Money Market Fund and Gartmore GVIT Money Market Fund II) of its net assets would be invested in securities that are illiquid. If any percentage restriction or requirement described above is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in net asset value will not constitute a violation of such restriction or requirement. However, should a change in net asset value or other external events cause a Fund's investments in illiquid securities including repurchase agreements with maturities in excess of seven days, to exceed the limit set forth above for such Fund's investment in illiquid securities, a Fund will act to cause the aggregate amount of such securities to come within such limit as soon as is reasonably practicable. In such event, however, such Fund would not be required to liquidate any portfolio securities where a Fund would suffer a loss on the sale of such securities.

- Purchase securities of other investment companies, except (a) in connection with a merger, consolidation, acquisition or reorganization and (b) to the extent permitted by the 1940 Act, or any rules or regulations thereunder, or pursuant to any exemption therefrom.

     The investment objectives of each of the Funds are not fundamental and may be changed by the Board of Trustees without shareholder approval.

     In addition to the investment restrictions above, each Fund must be diversified according to Internal Revenue Code requirements. Specifically, at each tax quarter end, each Fund's holdings must be diversified so that (a) at least 50% of the market value of its total assets is represented by cash, cash items (including receivables), U.S. government securities, securities of other U.S. regulated investment companies, and other securities, limited so that no one issuer has a value greater than 5% of the value of the Fund's total assets and that the Fund holds no more than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of the Fund's total assets is invested in the securities (other than those of the U.S. Government or other U.S. regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses.

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FUND                                                   2001      2000
-----------------------------------------------------------------------
Gartmore GVIT Nationwide Leaders Fund(1)                 0.00%     N/A
-----------------------------------------------------------------------
Gartmore GVIT U.S. Growth Leaders Fund(1)                9.71%     N/A
-----------------------------------------------------------------------
Gartmore GVIT Worldwide Leaders Fund(2)                128.06%  184.98%
-----------------------------------------------------------------------
Gartmore GVIT International Growth Fund(3), (14)       245.96%   93.02%
-----------------------------------------------------------------------
Gartmore GVIT Emerging Markets Fund(3), (14)           140.18%   43.33%
-----------------------------------------------------------------------
Gartmore GVIT Global Technology
 and Communications Fund(4), (5), (14)                 894.05%  305.36%
-----------------------------------------------------------------------
Gartmore GVIT Global Financial Services Fund(6)          0.00%     N/A
-----------------------------------------------------------------------
Gartmore GVIT Global Utilities Fund(6)                   0.00%     N/A
-----------------------------------------------------------------------
Gartmore GVIT Global Health Sciences Fund(7), (15)     892.96%    0.00%
-----------------------------------------------------------------------

Gartmore GVIT Total Return Fund(8)                      58.36%  148.28%
-----------------------------------------------------------------------
Gartmore GVIT Growth Fund(9)                           227.28%  205.34%
-----------------------------------------------------------------------
Gartmore GVIT Government Bond Fund                      55.80%   75.91%
-----------------------------------------------------------------------
GVIT Small Cap Value Fund                              164.87%  181.85%
-----------------------------------------------------------------------
GVIT Small Company Fund                                135.90%  163.66%
-----------------------------------------------------------------------
GVIT Small Cap Growth Fund                             124.61%  182.48%
-----------------------------------------------------------------------
Turner GVIT Growth Focus Fund(4), (10), (14)         1,256.23%  867.40%
-----------------------------------------------------------------------
Comstock GVIT Value Fund                               127.03%   72.32%
-----------------------------------------------------------------------
Federated GVIT High Income Bond Fund                    31.64%   18.12%
-----------------------------------------------------------------------
J.P. Morgan GVIT Balanced Fund                         181.89%  252.43%
-----------------------------------------------------------------------
Dreyfus GVIT Mid Cap Index Fund                         28.43%   83.45%
-----------------------------------------------------------------------
Strong GVIT Mid Cap Growth Fund                        635.03%  632.95%
-----------------------------------------------------------------------
MAS GVIT Multi Sector Bond Fund                        340.77%  399.03%
-----------------------------------------------------------------------
Gartmore GVIT Investor Destinations
Aggressive Fund(11)                                     10.90%     N/A
-----------------------------------------------------------------------
Gartmore GVIT Investor Destinations
Moderately Aggressive Fund(11)                          11.10%     N/A
-----------------------------------------------------------------------
Gartmore GVIT Investor Destinations
Moderate Fund(11)                                        0.74%     N/A
-----------------------------------------------------------------------
Gartmore GVIT Investor Destinations
Moderately Conservative Fund(11)                         0.60%     N/A
-----------------------------------------------------------------------
Gartmore GVIT Investor Destinations
Conservative Fund(11)                                    0.40%     N/A
-----------------------------------------------------------------------
Nationwide GVIT Strategic Value Fund(15)               154.96%   78.80%
-----------------------------------------------------------------------
Gartmore GVIT Millennium Growth Fund(4), (12), (16)    666.79%  215.10%
-----------------------------------------------------------------------
Gartmore GVIT Global Leaders Fund(13)                      N/A     N/A
-----------------------------------------------------------------------
Gartmore GVIT Global Small Companies Fund(13)              N/A     N/A
-----------------------------------------------------------------------
Gartmore GVIT OTC Fund(13)                                 N/A     N/A
-----------------------------------------------------------------------
Gartmore GVIT European Leaders Fund(13)                    N/A     N/A
-----------------------------------------------------------------------
Gartmore GVIT Asia Pacific Leaders Fund(13)                N/A     N/A
-----------------------------------------------------------------------

---------------
1.   The  Funds  commenced  operations  on  December  31,  2001.
2. The portfolio turnover for the Fund increased significantly during the fiscal year ended December 31, 2000 due to a change in investment strategy. Prior to May 1, 2000, the Fund was managed as a global equity fund and has a more diversified investment strategy.

3.   The  Funds  commenced  operations  on  August  30,  2000.
4.   The  Funds  commenced  operations  on  June  30,  2000.
5. It is anticipated that the portfolio turnover for the Fund will decrease over the upcoming year and will normally be about 200%.
6.   The  Funds  commenced  operations  on  December  28,  2001.
7.     The  Fund  commenced  operations  on  December  29,  2000.
8. The portfolio turnover for the Fund was significantly higher during the fiscal year ended December 31, 2000 due to a change in portfolio managers and a significant reconfiguration of the Fund's portfolio.
9. The portfolio turnover for the Fund increased significantly during the fiscal year ended December 31, 2000 due to a change in portfolio managers and a strategy to increase diversification in the portfolio.
10. It is anticipated that the portfolio turnover for the Fund will continue at a high rate during the fiscal year ending December 31, 2002, as the subadviser may engage in active and frequent trading of securities if doing so is in the best interest of the Fund.
11.  The  Funds  commenced  operations  on  December  14,  2001.
12. It is anticipated that the portfolio turnover for the Fund will continue around the same rate and is expected to normally be about 200%.
13.  The  Fund  has  not  commenced  operations.
14. The portfolio turnover for the Fund was significantly higher during the fiscal year end December 31, 2001 due to an increase in frequent, short-term exchange activity (to profit from day to day fluctuations in a Fund's share price). In an effort to reduce these activities, the Fund has added a short-term trading fee to Class III shares.
15. The portfolio turnover for the Fund was higher during the fiscal year end December 31, 2001 due to market conditions.
16. The portfolio turnover for the Fund was significantly higher during the fiscal year end December 31, 2001 due to a reconfiguration of the Fund's portfolio and the addition of a portfolio manager.

     High portfolio turnover rates will generally result in higher brokerage expenses, and may increase the volatility of the Fund.

INSURANCE LAW RESTRICTIONS

     In connection with the Trust's agreement to sell shares to separate accounts to fund benefits payable under variable life insurance policies and variable annuity contracts, GMF and Gartmore Global Asset Management Trust ("GGAMT") (collectively, the "Advisers) and the insurance companies may enter into agreements, required by certain state insurance departments, under which the Advisers may agree to use their best efforts to assure and permit insurance companies to monitor that each Fund of the Trust complies with the investment restrictions and limitations prescribed by state insurance laws and regulations applicable to the investment of separate account assets in shares of mutual funds. If a Fund failed to comply with such restrictions or limitations, the separate accounts would take appropriate action which might include ceasing to make investments in the Fund or withdrawing from the state imposing the limitation. Such restrictions and limitations are not expected to have a significant impact on the Trust's operations.

MAJOR  SHAREHOLDERS

     As of April 15, 2002, separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company had shared voting and investment power over 97.5% of the J.P. Morgan GVIT Balanced Fund shares, 98.5% of the MAS GVIT Multi Sector Bond Fund shares, 93.7% of the Gartmore GVIT Small Cap Value Fund shares, 90.1% of the Gartmore GVIT Small Company Fund shares, 96.0% of the Gartmore GVIT Small Cap Growth Fund shares, 100% of the Gartmore GVIT Nationwide Leaders shares, 100% of the Gartmore GVIT U.S. Growth Leaders shares, 96.3% of the Gartmore GVIT Worldwide Leaders Fund shares, 94.4% of the Dreyfus GVIT Mid Cap Index Fund shares, 96.3% of the Strong GVIT Mid Cap Growth Fund shares, 90.0% of the Nationwide GVIT Strategic Value Fund shares, 96.9% of the Comstock GVIT Value Fund shares, 92.9% of the Federated GVIT High Income Bond Fund shares, 83.9% of the Gartmore GVIT Total Return Fund shares, 86.6% of the Gartmore GVIT Government Bond Fund shares, 86.0% of the Gartmore GVIT Growth Fund shares, 90.4% of the Gartmore GVIT Emerging Markets Fund shares, 93.6% of the Gartmore GVIT International Growth Fund shares, 97.3% of the Gartmore GVIT Global Technology and Communications Fund shares, 100% of the Gartmore GVIT Global Financial Services Fund shares, 100% of the Gartmore GVIT Global Utilities Fund shares, 97.5% of the Turner GVIT Growth Focus Fund shares, 100% of the Gartmore GVIT Millennium Growth Fund shares, 100% of the Gartmore GVIT Global Health Sciences Fund shares, 94.3% of the Gartmore GVIT Investor
Destinations  Aggressive  Fund  shares,  93.5%  of  the  Gartmore  GVIT Investor
Destinations Moderately Aggressive Fund shares, 94.0% of the Gartmore GVIT Investor Destinations Moderate Fund shares, 98.1% of the Gartmore GVIT Investor Destinations Moderately Conservative Fund shares, 94.6% of the Gartmore GVIT Investor Destinations Conservative Fund shares, 89.6% of the Gartmore GVIT Money Market Fund shares and 100% of the Gartmore GVIT Money Market Fund II shares, respectively.

     As of May 1, 2001, all of the current shares of the Funds were designated Class I shares. At the same time, certain Funds made Class II shares available. In December of 2001, certain Funds made Class III shares available. Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company, One Nationwide Plaza, Columbus, Ohio 43215 are wholly owned by Nationwide Financial Services, Inc. ("NFS"). NFS, a holding company, has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all outstanding Class B Common Stock) to control NFS. Nationwide Corporation is also a holding company in the Nationwide Insurance Enterprise. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.3%) and Nationwide Mutual Fire Insurance Company (4.7%), each of which is a mutual company owned by its policyholders.

     As of April 15, 2002, the Trustees and Officers of the Trust as a group owned beneficially less than 1% of the shares of the Trust.

TRUSTEES  AND  OFFICERS  OF  THE  TRUST

MANAGEMENT INFORMATION

TRUSTEES WHO ARE NOT INTERESTED PERSONS (AS DEFINED IN THE 1940 ACT) OF THE FUNDS

--------------------------------------------------------------------------------------------------------------------------
(1)                           (2)          (3)                     (4)                     (5)                (6)
--------------------------------------------------------------------------------------------------------------------------
NAME, ADDRESS, AND        POSITION(S)    TERM OF         PRINCIPAL OCCUPATION(S)        NUMBER OF     OTHER DIRECTORSHIPS
AGE                        HELD WITH   OFFICE WITH         DURING PAST 5 YEARS        PORTFOLIOS IN     HELD BY TRUSTEE(2)
                             FUND         TRUST-                                           FUND
                                        LENGTH OF                                        COMPLEX
                                           TIME                                        OVERSEEN BY
                                         SERVED(1)                                       TRUSTEE
--------------------------------------------------------------------------------------------------------------------------
Charles E. Allen,         Trustee      Since         Mr. Allen is Chairman, Chief                77         None
                                       July 2000     Executive Officer and
8162 E. Jefferson Ave.,                              President of Graimark Realty
#15B                                                 Advisors, Inc. (real estate
Detroit, MI 48214                                    development, investment and
                                                     asset management).
Age 54
--------------------------------------------------------------------------------------------------------------------------
Paula H.J.                Trustee      Since         Ms. Cholmondeley is Vice                    77         None
Cholmondeley                           July 2000     President and General
                                                     Manager of Special Products
c/o Sappi Fine Paper                                 at Sappi Fine Paper North
225 Franklin Street                                  America. Prior to 1998, she
Boston, MA 02110                                     held various positions with
                                                     Owens Corning, including
Age 54                                               Vice President and General
                                                     Manager of the Residential
                                                     Insulation Division (1997 to
                                                     1998), President of the
                                                     MIRAFLEX Fibers Division
                                                     (1994 to 1997).
--------------------------------------------------------------------------------------------------------------------------
C. Brent DeVore           Trustee      Since         Dr. DeVore is President of                  77         None
                                       May 1998      Otterbein College.
111 N. West Street
Westerville, OH 43081

Age 61
--------------------------------------------------------------------------------------------------------------------------
Robert M. Duncan          Trustee      Since         Since 1999, Mr. Duncan has                  77         None
                                       April 1997    worked as an arbitration and
1397 Haddon Road                                     mediation consultant.  From
Columbus, OH 43209                                   1996 to 1999, he was
                                                     Commissioner of the Ohio
Age 74                                               Elections Commission.
--------------------------------------------------------------------------------------------------------------------------


                                       57

-------------------------------------------------------------------------------------------------------------------------
(1)                           (2)          (3)                     (4)                     (5)                (6)
--------------------------------------------------------------------------------------------------------------------------
NAME, ADDRESS, AND        POSITION(S)    TERM OF         PRINCIPAL OCCUPATION(S)        NUMBER OF     OTHER DIRECTORSHIPS
AGE                        HELD WITH   OFFICE WITH         DURING PAST 5 YEARS        PORTFOLIOS IN     HELD BY TRUSTEE(2)
                             FUND         TRUST-                                           FUND
                                        LENGTH OF                                        COMPLEX
                                           TIME                                        OVERSEEN BY
                                         SERVED(1)                                       TRUSTEE
--------------------------------------------------------------------------------------------------------------------------
Barbara L. Hennigar       Trustee      Since         Retired; Ms. Hennigar is the                77         None
                                       July 2000     former Chairman of
6363 So. Sicily Way                                  OppenheimerFunds Services
Aurora, CO 80016                                     and Shareholder Services
                                                     Inc. Ms. Hennigar held this
Age 66                                               position from October 1999
                                                     to June, 2000.  Prior to that,
                                                     she served as President and
                                                     Chief Executive Officer of
                                                     OppenheimerFunds Services.
--------------------------------------------------------------------------------------------------------------------------
Thomas J. Kerr, IV        Trustee      Since         Dr. Kerr is President                       77         None
                                       June 1981     Emeritus of Kendall College.
4890 Smoketalk Lane
Westerville, OH 43081

Age 68
--------------------------------------------------------------------------------------------------------------------------
Douglas F. Kridler        Trustee      Since         Mr. Kridler is the President                77         None
                                       September     and Chief Executive Officer
2355 Brixton Road                      1997          of the Columbus Foundation.
Columbus, OH 43221                                   Prior to January 31, 2002,
                                                     Mr. Kridler was the President
Age 46                                               of the Columbus Association
                                                     for the Performing Arts and
                                                     Chairman of the Greater
                                                     Columbus Convention and
                                                     Visitors Bureau.
--------------------------------------------------------------------------------------------------------------------------
David C. Wetmore          Trustee(3)   Since         Mr. Wetmore is the                          81         None
                                       May 1998      Managing Director of Updata
26 Turnbridge Drive                                  Capital, Inc., a venture
Long Cove Plantation                                 capital firm.
Hilton Head, SC 29928

Age 53
--------------------------------------------------------------------------------------------------------------------------

---------------
1 The term of office length is until a director resigns or reaches a mandatory retirement age of 70. The Trust adopted a five-year implementation period for any Trustee 65 or older as of the adoption of this policy.
2 Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the "Exchange Act") or (3) any company subject to the requirements of
     Section  15(d)  of  the  Exchange  Act.
3 Mr. Wetmore serves as an independent member of the Administrative Committee for The AlphaGen Caelum Fund LLC, The AlphaGen Caelum Fund LDC, The Healthcare Fund LLC and The Healthcare Fund LDC, four hedge funds managed by Gartmore SA Capital Trust ("GSA").

TRUSTEES WHO ARE INTERESTED PERSONS (AS DEFINED IN THE 1940 ACT) AND OFFICERS OF
THE  FUNDS


---------------------------------------------------------------------------------------------------------------
(1)                         (2)           (3)                    (4)                      (5)           (6)
---------------------------------------------------------------------------------------------------------------
NAME, ADDRESS, AND      POSITION(S)     TERM OF        PRINCIPAL OCCUPATION(S)         NUMBER OF       OTHER
AGE                      HELD WITH     OFFICE -          DURING PAST 5 YEARS         PORTFOLIOS IN   DIRECTORS
                            FUND       LENGTH OF                                      FUND COMPLEX   HIPS HELD
                                         TIME                                         OVERSEEN BY        BY
                                       SERVED(1)                                        TRUSTEE      TRUSTEE(2)
---------------------------------------------------------------------------------------------------------------
Joseph J. Gasper        Trustee and   Since        Mr. Gasper is a Director,                    77      None
                        Chairman      September    President and Chief Operating
Nationwide Insurance                  1997         Officer of Nationwide
One Nationwide Plaza                               Financial Services, Inc.*
1-37-06                                            (since December 1996) and of
Columbus, OH 43215                                 Nationwide Life and Annuity
                                                   Insurance Company* and
Age 59                                             Nationwide Life Insurance
                                                   Company* (since April 1996).
                                                   Mr. Gasper is also Vice
                                                   Chairman of the Board of
                                                   Directors of the managing
                                                   unitholder of GGAMT* and
                                                   GMF.*
---------------------------------------------------------------------------------------------------------------
Paul J. Hondros         Trustee       Since        Mr. Hondros is President and                 81      None
                                      July 2000    Chief Executive Officer of
Gartmore Global                                    Gartmore Distribution
Investments, Inc.                                  Services, Inc.*, Gartmore
1200 River Road,                                   Investor Services, Inc.*,
Conshohocken, PA                                   Gartmore Morley Capital
19428                                              Management, Inc.*, Gartmore
                                                   Morley Financial Services,
Age 53                                             Inc.,* NorthPointe Capital,
                                                   LLC*,  GGAMT*, GGI*,
                                                   GMF*,and GSA* and a
                                                   Director of Nationwide
                                                   Securities, Inc.* as well as
                                                   several entities within
                                                   Nationwide Financial
                                                   Services, Inc.* He is also an
                                                   Administrative Committee
                                                   Member for The AlphaGen
                                                   Caelum Fund LLC,  The
                                                   AlphaGen Caelum Fund LDC,
                                                   The Healthcare Fund LLC and
                                                   The Healthcare Fund LDC
                                                   (four hedge funds managed by
                                                   GSA*). Prior to that, Mr.
                                                   Hondros served as President
                                                   and Chief Operations Officer
                                                   of Pilgrim Baxter and
                                                   Associates, Ltd., an invest-
                                                   ment management firm, and
                                                   its affiliated investment
                                                   management arm, Pilgrim
                                                   Baxter Value Investors, Inc.
                                                   and as Executive Vice
                                                   President to the PBHG Funds,
                                                   PBHG Insurance Series Funds
                                                   and PBHG Adviser Funds.
---------------------------------------------------------------------------------------------------------------


                                       59

---------------------------------------------------------------------------------------------------------------
(1)                         (2)           (3)                    (4)                      (5)           (6)
---------------------------------------------------------------------------------------------------------------
NAME, ADDRESS, AND      POSITION(S)     TERM OF        PRINCIPAL OCCUPATION(S)         NUMBER OF       OTHER
AGE                      HELD WITH     OFFICE -          DURING PAST 5 YEARS         PORTFOLIOS IN   DIRECTORS
                            FUND       LENGTH OF                                      FUND COMPLEX   HIPS HELD
                                         TIME                                         OVERSEEN BY        BY
                                       SERVED(1)                                        TRUSTEE      TRUSTEE(2)
---------------------------------------------------------------------------------------------------------------
Arden L. Shisler        Trustee       Since        Mr. Shisler is President and                 77      None
                                      February     Chief Executive Officer of
1356 North Wenger Rd.                 2000         K&B Transport, Inc., a
Dalton, OH 44618                                   trucking firm, Chairman of the
                                                   Board for Nationwide Mutual
Age 60                                             Insurance Company* and a
                                                   Director of Nationwide
                                                   Financial Services, Inc.*
---------------------------------------------------------------------------------------------------------------
Gerald J. Holland       Treasurer     Since        Mr. Holland is Senior Vice                   77      None
                                      March 2001   President - Chief Admin-
Gartmore Global                                    istrative Officer for GGI*,
Investments, Inc.                                  GMF* and GSA.*  He is also
1200 River Road,                                   Assistant Treasurer to the
Conshohocken, PA                                   Funds. From July 2000 to
19428                                              March 2002 he was Senior
                                                   Vice President - Operations
Age 51                                             for GGI, GMF and GSA. Prior
                                                   to July 2000, he was Vice
                                                   President for First Data
                                                   Investor Services, an invest-
                                                   ment company service
                                                   provider.
---------------------------------------------------------------------------------------------------------------
Kevin S. Crossett       Secretary     Since        Mr. Crossett is Vice President,              77      None
                                      December     Associate General Counsel for
Gartmore Global                       2000         GGI,* GMF,* GSA,*
Investments, Inc.                                  Nationwide Financial
1200 River Road                                    Services, Inc.* and other
Conshohocken, PA                                   Nationwide Insurance
 19428                                             entities.* From June 2000 to
                                                   December 2000, he was
Age 41                                             Assistant Secretary to the
                                                   Funds.*  Prior to 1999, he was
                                                   Vice President, Senior
                                                   Counsel and Director of
                                                   Compliance for Merrill
                                                   Lynch, Pierce, Fenner &
                                                   Smith, Inc.
---------------------------------------------------------------------------------------------------------------

---------------
1 The term of office length is until a director resigns or reaches a mandatory retirement age of 70. The Trust adopted a five-year implementation period for any Trustee 65 or older as of the adoption of this policy.
2 Directorships held in (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to
     Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
* This position is held with an affiliated person or principal underwriter of the Funds.

RESPONSIBILITIES  OF  THE  BOARD  OF  TRUSTEES

     The business and affairs of the Trust are managed under the direction of its Board of Trustees. The Board of Trustees sets and reviews policies regarding the operation of the Trust, and directs the officers to perform the daily functions of the Trust.

BOARD OF TRUSTEE COMMITTEES

     The Board of Trustees has three standing committees: Audit, Pricing and Valuation, and Nominating and Board Governance.

     The purposes of the Audit Committee are to: (a) oversee the Trust's accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain of its service providers;
(b) oversee the quality and objectivity of the Trust's financial statements and the independent audit thereof; (c) ascertain the independence of the Trust's independent auditors; and (d) act as a liaison between the Trust's independent auditors and the Board. The function of the Audit Committee is oversight; it is management's responsibility to maintain appropriate systems for accounting and internal control, and the independent auditors' responsibility to plan and carry out a proper audit. The independent auditors are ultimately accountable to the Board and the Audit Committee, as representatives of the Trust's shareholders. This Committee met 2 times during the past fiscal year and consists of the following Trustees, Mr. Allen, Ms. Cholmondeley and Mr. Wetmore, each of whom must have a working knowledge of basic finance and accounting matters and not be interested persons of the Trust, as defined in the 1940 Act.

     The purposes of the Pricing and Valuation Committee are to (a) oversee the implementation and operation of the Trust's Valuation Procedures, applicable to all of the Trust's portfolio securities; and (b) oversee the implementation and operation of the Trust's Rule 2a-7 Procedures, applicable to the Trust's money market fund series. The Pricing and Valuation Committee met 4 times during the past fiscal year and consists of the following Trustees, Ms. Hennigar, Mr. Kridler and Mr. Shisler.

     The Nominating and Board Governance Committee has the following powers and responsibilities: (1) selection and nomination of all persons for election or appointment as Trustees of the Trust (provided that nominees for independent Trustee are recommended for selection and approval by all of the incumbent independent Trustees then serving on the Board); (2) periodic review of the composition of the Board to determine whether it may be appropriate to add individuals with specific backgrounds, diversity or skill sets; (3) periodic review of Board governance procedures (including the Board's effectiveness, Trustee retirement, Trustee investment in the Funds and the process by which the Trust's principal service providers are evaluated); (4) periodic review of Trustee compensation; (5) review of the responsibilities and composition of each Board committee, as necessary; (6) monitoring of the performance of legal counsel employed by the independent Trustees, supervision of counsel for the independent Trustees and monitoring of the performance of legal counsel to the Trust, in consultation with the Trust's management. The Nominating and Board Governance Committee reports to the full Board with recommendations of any appropriate changes to the Board. This Committee met 4 times during the past fiscal year and consists of the following Trustees: Dr. DeVore, Mr. Duncan and Dr. Kerr, each of whom is not an interested person of the Trust, as defined in the 1940 Act. The Nominating and Board Governance Committee generally does not consider nominees recommended by shareholders of the Funds.

OWNERSHIP OF SHARES OF GARTMORE FUNDS*

--------------------------------------------------------------------------------------------
(1)                                  (2)                                 (3)
--------------------------------------------------------------------------------------------
NAME OF TRUSTEE       DOLLAR RANGE OF EQUITY SECURITIES    AGGREGATE DOLLAR RANGE OF EQUITY
                         AND/OR SHARES IN THE FUNDS**      SECURITIES AND/OR SHARES IN ALL
                                                           REGISTERED INVESTMENT COMPANIES
                                                           OVERSEEN BY TRUSTEE IN FAMILY OF
                                                                 INVESTMENT COMPANIES
--------------------------------------------------------------------------------------------
Charles E. Allen,                NONE                               $ 1 - $10,000
--------------------------------------------------------------------------------------------
Paula H.J.                       NONE                                   NONE
Cholmondeley
--------------------------------------------------------------------------------------------
C. Brent DeVore                  NONE                               OVER $100,000
--------------------------------------------------------------------------------------------
Robert M. Duncan                 NONE                               OVER $100,000
--------------------------------------------------------------------------------------------
Barbara L. Hennigar              NONE                               $ 1 - $10,000
--------------------------------------------------------------------------------------------
Thomas J. Kerr, IV               NONE                               OVER $100,000
--------------------------------------------------------------------------------------------
Douglas F. Kridler               NONE                            $ 10,001 - $50,000
--------------------------------------------------------------------------------------------
David C. Wetmore                 NONE                               OVER $100,000
--------------------------------------------------------------------------------------------
Joseph J. Gasper             OVER $100,000                          OVER $100,000
--------------------------------------------------------------------------------------------
Paul J. Hondros                  NONE                               OVER $100,000
--------------------------------------------------------------------------------------------
Arden L. Shisler             OVER $100,000                          OVER $100,000
--------------------------------------------------------------------------------------------

---------------
*    As  of  December  31,  2001.
** Fund shares are sold to separate accounts of insurance companies to fund benefits payable under variable insurance contracts. Individual investors are not eligible to purchase shares of the Funds directly; accordingly, Trustees are limited in their ability to own/hold Fund shares.

OWNERSHIP IN THE FUND'S INVESTMENT ADVISERS OR DISTRIBUTOR*, **

    TRUSTEES WHO ARE NOT INTERESTED PERSONS (AS DEFINED IN THE 1940 ACT) OF THE
                                      FUNDS

-------------------------------------------------------------------------------------------------
(1)                        (2)          (3)            (4)              (5)             (6)
-------------------------------------------------------------------------------------------------
NAME OF TRUSTEE          NAME OF      NAME OF   TITLE OF CLASS OF    VALUE OF    PERCENT OF CLASS
                        OWNERS AND    COMPANY        SECURITY       SECURITIES
                      RELATIONSHIPS
                        TO TRUSTEE
-------------------------------------------------------------------------------------------------
Charles E. Allen           N/A         N/A             N/A              NONE           N/A
-------------------------------------------------------------------------------------------------
Paula H.J.                 N/A         N/A             N/A              NONE          N/A
Cholmondeley
-------------------------------------------------------------------------------------------------
C. Brent DeVore            N/A         N/A             N/A              NONE          N/A
-------------------------------------------------------------------------------------------------
Robert M. Duncan           N/A         N/A             N/A              NONE          N/A
-------------------------------------------------------------------------------------------------
Barbara L. Hennigar        N/A         N/A             N/A              NONE          N/A
-------------------------------------------------------------------------------------------------
Thomas J. Kerr, IV         N/A         N/A             N/A              NONE          N/A
-------------------------------------------------------------------------------------------------
Douglas F. Kridler         N/A         N/A             N/A              NONE          N/A
-------------------------------------------------------------------------------------------------
David C. Wetmore           N/A         N/A             N/A              NONE          N/A
-------------------------------------------------------------------------------------------------

---------------
*    As  of  December  31,  2001.
** Or any company, other than an investment company, that controls a Fund's adviser or distributor.

COMPENSATION  OF  TRUSTEES

     All Trustees and Officers of the Trust, as a group, own less than 1% of its outstanding shares.

     The Trustees receive fees and reimbursement for expenses of attending board meetings from the Trust. Gartmore Mutual Fund Capital Trust (formerly "Villanova Mutual Fund Capital Trust) ("GMF") and Gartmore Global Asset Management Trust (formerly "Villanova Global Asset Management Trust") ("GGAMT"), each, based upon a pro rata share for the Funds for which it acts as investment adviser, reimburse the Trust for fees and expenses paid to Trustees who are interested persons of the Trust and who are employees of an adviser or its affiliates. The Compensation Table below sets forth the total compensation paid to the Trustees of the Trust, before reimbursement, for the fiscal year ended December 31, 2001. In addition, the table sets forth the total compensation to be paid to the Trustees from all funds in the Gartmore Fund Complex for the fiscal year ended December 31, 2001. Trust officers receive no compensation from the Trust in their capacity as officers.


-------------------------------------------------------------------------------------------------
(1)                             (2)              (3)              (4)                 (5)
-------------------------------------------------------------------------------------------------
NAME OF TRUSTEE              AGGREGATE         PENSION         ESTIMATED       TOTAL COMPENSATION
                            COMPENSATION      RETIREMENT    ANNUAL BENEFITS     FOR THE COMPLEX*
                           FROM THE TRUST      BENEFITS           UPON
                                              ACCRUED AS       RETIREMENT
                                            PART OF TRUST
                                               EXPENSES
-------------------------------------------------------------------------------------------------
Charles E. Allen          $        19,500           - 0 -             - 0 -   $            39,000
-------------------------------------------------------------------------------------------------
Paula H.J. Cholmondeley   $        18,000           - 0 -             - 0 -   $            36,000
-------------------------------------------------------------------------------------------------
C. Brent DeVore           $        20,000           - 0 -             - 0 -   $            40,000
-------------------------------------------------------------------------------------------------
Robert M. Duncan          $        24,668           - 0 -             - 0 -   $            48,000
-------------------------------------------------------------------------------------------------
Joseph J. Gasper**                  - 0 -           - 0 -             - 0 -                 - 0 -
-------------------------------------------------------------------------------------------------
Barbara L. Hennigar       $        20,000           - 0 -             - 0 -   $            40,000
-------------------------------------------------------------------------------------------------
Paul J. Hondros**                   - 0 -           - 0 -             - 0 -                 - 0 -
-------------------------------------------------------------------------------------------------
Thomas J. Kerr, IV        $        20,000           - 0 -             - 0 -   $            40,000
-------------------------------------------------------------------------------------------------
Douglas F. Kridler        $        21,000           - 0 -             - 0 -   $            42,000
-------------------------------------------------------------------------------------------------
Arden L. Shisler          $        18,500           - 0 -             - 0 -   $            37,000
-------------------------------------------------------------------------------------------------
David C. Wetmore          $        21,000           - 0 -             - 0 -   $            42,000
-------------------------------------------------------------------------------------------------

---------------
* On December 31, 2001, the Fund Complex included two trusts comprised of 77 investment company funds or series.
**   Do  not  receive  compensation  for  meeting  attendance.

The Trust does not maintain any pension or retirement plans for the Officers or Trustees of the Trust.

PERFORMANCE  ADVERTISING

     The Funds may use past performance in advertisements, sales literature, and their prospectuses, including calculations of average annual total return, 30-day yield, and seven-day yield, as described below.

CALCULATING YIELD - THE GARTMORE GVIT MONEY MARKET FUND AND GARTMORE GVIT MONEY MARKET FUND II

     Any current yield quotations for the Gartmore GVIT Money Market Fund or the Gartmore GVIT Money Market Fund II, subject to Rule 482 under the Securities
Act, or Rule 34b-1 under the 1940 Act, shall consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. The yield shall be calculated by determining the net change, excluding realized and unrealized gains and losses, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365/7 (or 366/7 during a leap year). For purposes of this calculation, the net change in account value reflects the value of additional shares purchased with dividends from the original share, and dividends declared on both the original share and any such additional shares. As of December 31, 2001, the Gartmore GVIT Money Market Fund's seven-day current yield was 1.49%. The Gartmore GVIT Money Market Fund's effective yield represents an annualization of the current seven day return with all dividends reinvested, and for the period ended December 31, 2001, was 1.50%. As of December 31, 2001, the Gartmore GVIT Money Market Fund II's seven-day current yield was 0.59%. The Gartmore GVIT
Money Market Fund II's effective yield represents an annualization of the current seven day return with all dividends reinvested, and for the period ended December 31, 2001, was 0.59%.

      Each Fund's yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in each Fund's portfolio, portfolio quality and average maturity, changes in interest rates, and each Fund's expenses. There is no assurance that the yield quoted on any given occasion will remain in effect for any period of time and there is no guarantee that the net asset value will remain constant. It should be noted that a shareholder's investment in either Fund is not guaranteed or insured. Yields of other money market funds may not be comparable if a different base period or another method of calculation is used.

CALCULATING YIELD (NON-MONEY MARKET FUNDS) AND TOTAL RETURN

     The Funds may from time to time advertise historical performance, subject to Rule 482 under the Securities Act, or Rule 34b-1 under the 1940 Act. An investor should keep in mind that any return or yield quoted represents past performance and is not a guarantee of future results. The investment return and principal value of investments will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

     All performance advertisements shall include average annual total return quotations for the most recent one, five, and ten year periods (or life, if a Fund has been in operation less than one of the prescribed periods). Average annual total return represents the rate required each year for an initial investment to equal the redeemable value at the end of the quoted period. It is calculated in a uniform manner by dividing the ending redeemable value of a hypothetical initial payment of $1,000 for a specified period of time, by the amount of the initial payment, assuming reinvestment of all dividends and distributions. The one, five, and ten year periods are calculated based on periods that end on the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication.

     The uniformly calculated average annual total returns for the one, five, and ten year periods ended December 31, 2001, or the period from inception to December 31, 2001 if less than another time period, are shown below.

                                                                                10 YEARS
FUND                                                         1 YEAR    5 YEARS   OR LIFE
-----------------------------------------------------------  -------  ---------  --------
Strong GVIT Mid Cap Growth Fund-Class I Shares(1)            -30.31%        N/A     6.04%
Strong GVIT Mid Cap Growth Fund-Class III Shares(11)         -30.31%        N/A     6.04%
Nationwide GVIT Strategic Value Fund(1)                       -3.26%        N/A     0.70%
Comstock GVIT Value Fund-Class I Shares( 1)                  -12.15%        N/A     2.09%
MAS GVIT Multi Sector Bond Fund-Class I Shares (1)             4.19%        N/A     3.61%
MAS GVIT Multi Sector Bond Fund-Class III Shares(11)           4.19%        N/A     3.61%
Federated GVIT High Income Bond Fund-Class I Shares(1)         4.22%        N/A     1.58%
Federated GVIT High Income Bond Fund-Class III Shares(11)      4.22%        N/A     1.58%
J.P. Morgan GVIT Balanced Fund-Class I Shares (1)             -3.77%        N/A     1.45%
GVIT Small Cap Value Fund-Class I Shares(1)                   28.28%        N/A    14.21%
GVIT Small Cap Value Fund-Class II Shares(10)                 27.90%        N/A    13.92%
GVIT Small Cap Value Fund-Class III Shares(11)                28.28%        N/A    14.21%
Gartmore GVIT Worldwide Leaders Fund-Class I Shares (1)      -18.81%        N/A     1.29%
Gartmore GVIT Worldwide Leaders Fund-Class II Shares(10)     -19.02%        N/A     1.04%
Gartmore GVIT Worldwide Leaders Fund-Class III Shares(10)    -18.81%        N/A     1.29%
Dreyfus GVIT Mid Cap Index Fund-Class I Shares(1)             -1.30%        N/A    10.54%
Dreyfus GVIT Mid Cap Index Fund-Class II Shares(10)           -1.57%        N/A    10.26%
Dreyfus GVIT Mid Cap Index Fund-Class III Shares (11)         -1.30%        N/A    10.54%
GVIT Small Cap Growth Fund-Class I Shares(2)                 -10.84%        N/A    17.38%
GVIT Small Cap Growth Fund-Class II Shares (10)              -11.06%        N/A    17.10%
GVIT Small Cap Growth Fund-Class III Shares (11)             -10.84%        N/A    17.38%
GVIT Small Company Fund-Class I Shares                        -6.70%     11.64%    15.48%
GVIT Small Company Fund-Class II Shares (10)                  -6.94%     11.37%    15.19%
GVIT Small Company Fund-Class III Shares (11)                 -6.70%     11.64%    15.48%
Gartmore GVIT Total Return Fund-Class I Shares               -11.82%      7.12%    10.41%
Gartmore GVIT Total Return Fund-Class II Shares (10)         -12.01%      6.85%    10.12%
Gartmore GVIT Total Return Fund-Class III Shares (11)        -11.82%      7.12%    13.15%
Gartmore GVIT Growth Fund-Class I Shares                     -28.13%     -0.76%     6.26%
Gartmore GVIT Money Market Fund-Class I Shares                 3.60%      5.00%     4.58%
Gartmore GVIT Government Bond Fund-Class I Shares              7.25%      7.08%     7.06%
Gartmore GVIT Government Bond Fund-Class II Shares (10)        6.97%      6.80%     6.78%
Gartmore GVIT Government Bond Fund-Class III Shares (11)       7.25%      7.08%     8.92%


                                       66

                                                                                10 YEARS
FUND                                                         1 YEAR    5 YEARS   OR LIFE
-----------------------------------------------------------  -------  ---------  --------
Turner GVIT Growth Focus Fund-Class I Shares (3)-39.03%          N/A              -48.93%
Turner GVIT Growth Focus Fund-Class II Shares (10)           -39.23%        N/A   -49.06%
Turner GVIT Growth Focus Fund-Class III Shares (11)          -39.03%        N/A   -48.93%
Gartmore GVIT Millennium Growth Fund-Class I Shares (3)      -39.89%        N/A   -41.80%
Gartmore GVIT Millennium Growth Fund-Class II Shares (10)    -40.05%        N/A   -41.96%
Gartmore GVIT Global Technology
   and Communications Fund-Class I Shares (3)                -42.72%        N/A   -42.96%
Gartmore GVIT Global Technology
   and Communications Fund-Class II Shares (10)              -42.88%        N/A   -43.09%
Gartmore GVIT Global Technology
   and Communications Fund-Class III Shares (11)             -42.72%        N/A   -42.96%
Gartmore GVIT Global Health Sciences-Class I Shares(4),(12)    3.67%        N/A     1.90%
Gartmore GVIT Global Health Sciences-Class II Shares(12)       3.15%        N/A     1.29%
Gartmore GVIT Global Health Sciences-Class III Shares (12)     3.36%        N/A     1.59%
Gartmore GVIT Emerging Markets-Class I Shares(5)              -5.18%        N/A   -22.38%
Gartmore GVIT Emerging Markets-Class II Shares (10)           -5.35%        N/A   -22.59%
Gartmore GVIT Emerging Markets-Class III Shares (11)          -5.18%        N/A   -22.38%
Gartmore GVIT International Growth-Class I Shares(5)         -28.65%        N/A   -30.42%
Gartmore GVIT International Growth-Class II Shares (10)      -28.85%        N/A   -30.57%
Gartmore GVIT International Growth-Class III Shares (11)     -28.65%        N/A   -30.42%
Gartmore GVIT Global Leaders-Class I Shares (X)                  N/A        N/A       N/A
Gartmore GVIT European Leaders-Class I Shares (X)                N/A        N/A       N/A
Gartmore GVIT European Leaders-Class II Shares(X)                N/A        N/A       N/A
Gartmore GVIT European Leaders-Class III Shares(X)               N/A        N/A       N/A
Gartmore GVIT Global Small Companies-Class I Shares(X)           N/A        N/A       N/A
Gartmore GVIT OTC-Class I Shares (X)                             N/A        N/A       N/A
Gartmore GVIT Nationwide Leaders-Class I Shares (13)             N/A        N/A     0.00%
Gartmore GVIT Nationwide Leaders-Class II Shares (14)            N/A        N/A     0.00%
Gartmore GVIT Nationwide Leaders-Class III Shares(6)             N/A        N/A     0.00%
Gartmore GVIT U.S. Growth Leaders-Class I Shares(13)             N/A        N/A     0.00%
Gartmore GVIT U.S. Growth Leaders-Class II Shares (14)           N/A        N/A     0.00%
Gartmore GVIT U.S. Growth Leaders-Class III Shares(6)            N/A        N/A     0.00%
Gartmore GVIT Global Utilities-Class I Shares (13)               N/A        N/A     0.00%
Gartmore GVIT Global Utilities-Class II Shares(14)               N/A        N/A     0.00%
Gartmore GVIT Global Utilities-Class III Shares(7)               N/A        N/A     0.00%
Gartmore GVIT Global Financial Services-Class I Shares(13)       N/A        N/A     0.00%
Gartmore GVIT Global Financial Services-Class II Shares(14)      N/A        N/A     0.00%
Gartmore GVIT Global Financial Services-Class III Shares(7)      N/A        N/A     0.00%
Gartmore GVIT Money Market Fund II(8)                            N/A        N/A     0.24%

                                       67

                                                                                10 YEARS
FUND                                                         1 YEAR    5 YEARS   OR LIFE
-----------------------------------------------------------  -------  ---------  --------
Gartmore GVIT Investor Destinations Aggressive Fund(9)           N/A        N/A     1.31%
Gartmore GVIT Investor Destinations Moderately
   Aggressive Fund(9)                                            N/A        N/A     1.12%
 Gartmore GVIT Investor Destinations Moderate Fund(9)            N/A        N/A     0.84%
Gartmore GVIT Investor Destinations Moderately
   Conservative Fund(9)                                          N/A        N/A     0.65%
Gartmore GVIT Investor Destinations Conservative Fund(9)         N/A        N/A     0.34%

---------------
1    Funds  commenced  operations  on  October  31,  1997.
2    Fund  commenced  operations  on  May  1,  1999.
3    Funds  commenced  operations  on  June  30,  2000.
4    Fund  commenced  operations  on  December  29,  2000.
5    Funds  commenced  operations  on  August  30,  2000.
6    Funds  commenced  operations  on  December  31,  2001.
7    Funds  commenced  operations  on  December  28,  2001.
8    Fund  commenced  operations  on  October  2,  2001.
9    Funds  commenced  operations  on  December  12,  2001.
10 These returns are based on the performance of the Class I shares of the Fund achieved through December 31, 2001, prior to the creation of Class II shares and have been restated to reflect the additional fees applicable to Class II shares.
11 These returns are based on the performance of the Class I shares of the Fund achieved through December 31, 2001, prior to the creation of Class III shares and do not reflect the short-term trading fees applicable to Class III shares.
12 The existing shares of the Fund were designated Class I shares as of May 1, 2001. On December 28, 2001, Class I shares were liquidated and the resulting assets were used to purchase Class III shares. The returns presented are based on the performance of the Class I shares of the Fund which was achieved through December 27, 2001, prior to the creation of Class II or Class III shares. Class II shares returns have been restated to reflect the additional fees applicable to Class II shares. Class III returns do not reflect the short-term trading fees applicable to Class III shares. If these fees were reflected, returns would be less than those shown.
13 These returns are based on the performance of the Class III shares of the Fund achieved through December 31, 2001, prior to the creation of Class I shares.
14 These returns are based on the performance of the Class III shares of the Fund achieved through December 31, 2001, prior to the creation of Class II shares.
X    These  Funds  have  not  commenced  operations.


     Certain Funds may also from time to time advertise a uniformly calculated yield quotation. This yield is calculated by dividing the net investment income per share earned during a 30-day base period by the maximum offering price per share on the last day of the period, and annualizing the results, assuming reinvestment of all dividends and distributions. This yield formula uses the average number of shares entitled to receive dividends, provides for semi-annual compounding of interest, and includes a modified market value method for determining amortization. The yield will fluctuate, and there is no assurance that the yield quoted on any given occasion will remain in effect for any period of time. The uniformly calculated yields for the 30 day period ended December 31, 2001 were as follows:

             FUND                      30-DAY YIELD
------------------------------------  -------------
Federated GVIT High Income Bond Fund          8.60%

J.P. Morgan GVIT Balanced Fund                2.33%

MAS GVIT Multi Sector Bond Fund               4.85%

Gartmore GVIT Government Bond Fund            5.15%

CODE  OF  ETHICS

     FEDERAL LAW REQUIRES THE TRUST, EACH OF ITS INVESTMENT ADVISERS, SUBADVISERS, PRINCIPAL UNDERWRITER AND DISTRIBUTOR TO ADOPT CODES OF ETHICS WHICH GOVERN THE PERSONAL SECURITIES TRANSACTIONS OF THEIR RESPECTIVE PERSONNEL. ACCORDINGLY, EACH SUCH ENTITY HAS ADOPTED A CODE OF ETHICS PURSUANT TO WHICH THEIR RESPECTIVE PERSONNEL MAY INVEST SECURITIES FOR THEIR PERSONAL ACCOUNTS
(INCLUDING  SECURITIES  THAT  MAY  BE  PURCHASED  OR  HELD  BY  THE  TRUST).

INVESTMENT ADVISORY AND OTHER SERVICES

TRUST EXPENSES

     The Trust pays the compensation of the Trustees who are not employees of Gartmore Global Investments, Inc., or its affiliates, and all expenses (other than those assumed by the applicable adviser), including governmental fees, interest charges, taxes, membership dues in the Investment Company Institute allocable to the Trust; investment advisory fees and any Rule 12b-1 fees; fees under the Trust's Fund Administration Agreement which includes the expenses of calculating the Funds' net asset values; fees and expenses of independent certified public accountants, legal counsel, and any transfer agent, registrar, and dividend disbursing agent of the Trust; expenses of preparing, printing, and mailing shareholders' reports, notices, proxy statements, and reports to governmental offices and commissions; expenses connected with the execution, recording, and settlement of portfolio security transactions; insurance premiums; fees and expenses of the custodian for all services to the Trust; expenses of calculating the net asset value of shares of the Trust; expenses of shareholders' meetings; and expenses relating to the issuance, registration, and qualification of shares of the Trust.

INVESTMENT ADVISERS

     GMF oversees the management of each of the Funds, other than the Gartmore GVIT Emerging Markets, Gartmore GVIT International Growth, Gartmore GVIT Global Leaders, Gartmore GVIT European Leaders, Gartmore GVIT Global Small Companies, Gartmore GVIT OTC, Gartmore GVIT Asia Pacific Leaders, Gartmore GVIT Global Financial Services and Gartmore GVIT Global Utilities Funds which are managed by GGAMT (GMF and GGAMT referred to collectively as, the "Advisers"), pursuant to Investment Advisory Agreements with the Trust (the "Investment Advisory Agreements"). Pursuant to their respective Investment Advisory Agreements, the Advisers either provide portfolio management for the Funds directly or hire and monitor subadvisers who are responsible for daily portfolio management. The Advisers pay the compensation of Mr. Gasper and Mr. Hondros. The officers of the Trust receive no compensation from the Trust. The Advisers also pay all expenses incurred by them in providing service under their respective Investment Advisory Agreements, other than the cost of investments and the Advisers pay, out of their respective profits, fees to broker-dealers, trust companies, transfer agents and other financial institutions in exchange for their selling of shares or for recordkeeping or other services.

     The Investment Advisory Agreements also provide that the Advisers shall not be liable for any act or omission in providing advisory services, or for any loss arising out of any investment, unless the Adviser has acted with willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of the Adviser's reckless disregard of its obligations and duties under the Agreements. After an initial period of not more than two years, the Investment Advisory Agreements must be approved each year by the Trust's board of trustees or by shareholders in order to continue. Each Investment Advisory Agreement terminates automatically if it is assigned and they may be terminated without penalty by vote of a majority of the outstanding voting securities, or by either party, on not less than 60 days written notice. The Agreements further provide that the Advisers may render similar services to others.

          GMF, a Delaware business trust, is a wholly owned subsidiary of Gartmore Global Investments, 97% of the common stock of which is owned by Nationwide Financial Services, Inc. ("NFS"). NFS, a holding company, has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B common stock) to control NFS. Nationwide Corporation, is also a holding company in the Nationwide Insurance group of companies. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.3%) and Nationwide Mutual Fire Insurance Company (4.7%), each of which is a mutual company owned by its policyholders.

     GGAMT, a Delaware business trust, is a wholly owned subsidiary of Nationwide Global Holdings, Inc. ("NGH"), a holding company. Nationwide Corporation owns 100% of the common stock of NGH and as such may control NGH. As stated previously, Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company together own all of the common stock of Nationwide Corporation.

     Subject to the supervision of the Advisers and the Trustees, each subadviser manages a Fund's assets in accordance with such Fund's investment objective and policies. Each subadviser shall make investment decisions for such Fund, and in connection with such investment decisions, shall place purchase and sell orders for securities.

     Each subadviser provides investment advisory services to one or more Funds pursuant to a Subadvisory Agreement. Each of the Subadvisory Agreements specifically provides that the subadviser shall not be liable for any error of judgment, or mistake of law, or for any loss arising out of any investment, or for any act or omission in the execution and management of the Fund, except for willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties under such Agreement. After an initial period of not more than two years, each Subadvisory Agreement must be approved each year by the Trust's board of trustees or by shareholders in order to continue. Each Subadvisory Agreement terminates automatically if it is assigned. It may also be terminated without penalty by vote of a majority of the outstanding voting securities, or by either party, on not less than 60 days written notice.

     Prior to September 1, 1999, Nationwide Securities Inc. (formerly Nationwide Advisory Services, Inc.) ("NSI") served as the investment adviser to those Funds that were in existence at that time and paid fees to the subadvisers pursuant to such Funds' Subadvisory Agreements. Effective September 1, 1999, the investment advisory services previously performed for those Funds (effective September 27, 1999 for the Dreyfus GVIT Mid Cap Index Fund) by NSI were transferred to GMF, an affiliate of NSI. GMF assumed all rights and responsibilities performed by NSI, including the supervision and monitoring of each such Funds' subadviser(s), and the Fund's subadvisers continued to manage the relevant Funds after the transfer to GMF. After the transfer, there were no changes in the fees charged for investment advisory services to each of the Funds except for a decrease in fees for the Dreyfus GVIT Mid Cap Index Fund.

     The following is a summary of the investment advisory fees paid and the subadvisory arrangements for each Fund.

GARTMORE GVIT TOTAL RETURN FUND, GARTMORE GVIT GROWTH FUND, GARTMORE GVIT GOVERNMENT BOND FUND, MONEY MARKET FUND AND MONEY MARKET FUND II

     The following are the advisory fees for the Gartmore GVIT Total Return, Gartmore GVIT Growth, Gartmore GVIT Government Bond, Gartmore GVIT Money Market Fund, and Gartmore GVIT Money Market Fund II, expressed as an annual percentage of average daily net assets:

FUND                                                  ADVISORY FEES
-----------------------------------  ------------------------------------------------
Gartmore GVIT Total Return Fund and  0.60% on assets up to $1 billion
Gartmore GVIT Growth Fund            0.575% on assets of $1 billion and more but less
                                       than $2 billion
                                     0.55% on assets of $2 billion and more but less
                                       than $5 billion
                                     0.50% for assets of $5 billion and more

Gartmore GVIT Government Bond Fund   0.50% on assets up to $1 billion
                                     0.475% on assets of $1 billion and more
                                       but less then $2 billion
                                     0.45% on assets of $2 billion and more
                                       but less then $5 billion
                                     0.40% for assets of $5 billion and more

Gartmore GVIT Money Market Fund      0.40% on assets up to $1 billion
                                     0.38% on assets of $1 billion and more
                                       but less than $2 billion
                                     0.36% on assets of $2 billion and more
                                       but less then $5 billion
                                     0.34% for assets of $5 billion and more
Gartmore GVIT Money Market Fund II   0.50% on assets up to $1 billion
                                     0.48% on assets of $1 billion and more
                                       but less than $2 billion
                                     0.46% on assets of $2 billion and more
                                       but less then $5 billion
                                     0.44% for assets of $5 billion and more

     During the fiscal years ended December 31, 2001, 2000 and 1999, NSI/GMF1 received the following fees for investment advisory services

                                           YEAR ENDED DECEMBER 31,
FUND                                   2001            2000         1999
----------------------------------  -----------     -----------  -----------
Gartmore GVIT Total Return Fund     $10,408,538     $12,055,797  $14,084,011
Gartmore GVIT Growth Fund,          $ 2,540,711     $ 4,785,143  $ 6,579,545
Gartmore GVIT Government Bond Fund  $ 5,454,842     $ 3,275,649  $ 3,867,960
Gartmore GVIT Money Market Fund     $10,040,104     $ 6,486,295  $ 6,844,464
Gartmore GVIT Money Market Fund II  $    35,770(2)           --           --

---------------
1. Prior to September 1, 1999, all investment advisory fees were paid to NAS. After September 1, 1999, these fees were paid to GMF.
2.   The  Fund  commenced  operations  October  1,  2001.

     Until January 14, 2002, GMF agreed to waive advisory fees and, if necessary, to reimburse expenses in order to limit total annual Fund operating expenses to the following:

      0.78% on the Class I shares of the Gartmore GVIT Total Return Fund; 1.03% of the Class II shares on the Gartmore GVIT Total Return Fund;
          0.80% on the Class I shares of the Gartmore GVIT Growth Fund;
   0.66% on the Class I shares of the Gartmore GVIT Government Bond Fund; and
              0.55% on the Class I shares of the Money Market Fund.

     During the fiscal years ended December 31, 2001, 2000 and 19991 the Funds received total reimbursements as follows:

                                          YEAR ENDED DECEMBER 31,
FUND                                   2001           2000     1999
----------------------------------  ----------     ----------  ----
Gartmore GVIT Total Return Fund     $  754,192     $  706,978    --
Gartmore GVIT Growth Fund           $  213,289     $  293,537    --
Gartmore GVIT Government Bond Fund  $  799,745     $  498,191    --
Gartmore GVIT Money Market Fund     $1,671,437     $1,126,343    --
Gartmore GVIT Money Market Fund II  $   10,702(2)          --    --

---------------
1. These Funds did not pay fee waivers for the year ended December 31, 1999 because operating expenses were below the minimum expense limitation level or there were no expenses limitations in place.
2.   The  Fund  commenced  operations  October  1,  2001.

     In the interest of limiting expenses for the Gartmore GVIT Money Market Fund II, GMF has contractually agreed to waive advisory fees, and, if necessary, reimburse expenses in order to limit total annual Fund operating expenses for the Gartmore GVIT Money Market Fund II to 1.30%. This waiver is effective until at least May 1, 2002.

GARTMORE GVIT MILLENNIUM GROWTH FUND

     GMF receives an annual fee expressed as an annual percentage of the Fund's average daily net assets:

                     1.03% on assets up to $250 million
                     1.00% on assets of $250 million and more
                        but less than $1 billion
                     0.97% on assets of $1 billion and more
                        but less than $2 billion
                     0.94% on assets of $2 billion and more
                        but less than $5 billion
                     0.91% for assets of $5 billion and more

     GMF has contractually agreed to waive advisory fees and, if necessary, reimburse expenses in order to limit total annual Fund operating expenses to 1.40% on Class I shares and 1.65% on Class II shares. This Fund commenced operations on June 30, 2000. Advisory fees paid for the period ended December 31, 2001 were $25,473, with total reimbursements in the amount of $88,283.
Advisory fees paid for the period ended December 31, 2000 were $0, net of waivers in the amount of $25,199.

GARTMORE GVIT GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND

          Under the terms of its Investment Advisory Agreement, the Gartmore GVIT Global Technology and Communications Fund pays to GMF a fee at an annual rate of 0.98% of the Fund's average daily net assets. GMF has agreed to waive advisory fees and, if necessary, reimburse expenses in order to limit total annual Fund operating expenses to 1.35% on Class I and Class II shares and 1.60% on Class II shares. This Fund commenced operations on June 30, 2000. Advisory fees paid for the period ended December 31, 2001 were $131,329, with total reimbursements in the amount of $89,862. Advisory fees paid for the period ended December 31, 2000 were $0, net of waivers in the amount of $44,727.

GARTMORE GVIT GLOBAL HEALTH SCIENCES FUND

          For the services it provides to the Gartmore GVIT Global Health Sciences Fund, GMF receives an annual fee of 1.00% of the Fund's average daily net assets. GMF has contractually agreed to waive advisory fees and, if necessary, reimburse expenses in order to limit total annual Fund operating expenses to 1.35% on Class I and Class III shares and 1.60% on Class II shares, until April 30, 2003. This Fund commenced operations on December 29, 2000. Advisory fees paid under the agreement for the fiscal year ended December 31, 2001 were $19,354, with total reimbursements in the amount of $95,729. Advisory fees paid under the agreement for the fiscal year ended December 31, 2000 were $0, net of waivers in the amount of $107.

GVIT INVESTOR DESTINATIONS FUNDS

     Under the terms of the Investment Advisory Agreement, GMF receives an annual fee of 0.13% of each of the GVIT Investor Destinations Funds average daily net assets. GMF has agreed to waive advisory fees and, if necessary, reimburse expenses in order to limit total annual Fund operating expenses to 0.61% for each of the GVIT Investor Destinations Funds, until April 30, 2002. Advisory fees paid under the agreement for the fiscal year ended December 31, 2001 were as follows:

                                                       Advisory
                                                         Fees          Total
Fund                                                     Paid     Reimbursements
----                                                   ---------  ---------------

Gartmore GVIT Investor Destinations Aggressive Fund    $      36  $         6,646
Gartmore GVIT Investor Destinations Moderately
Aggressive Fund                                        $      36  $         6,646
Gartmore GVIT Investor Destinations Moderate Fund      $      36  $         6,646
Gartmore GVIT Investor Destinations Moderately
Conservative Fund                                      $      36  $         6,646
Gartmore GVIT Investor Destinations Conservative Fund  $      36  $         6,646
                                                       ---------  ---------------

Total $180 $33,230

COMSTOCK GVIT VALUE FUND

     GMF receives an annual fee expressed as an annual percentage of the Fund's average daily net assets:

                    0.80% on assets up to $50 million
                    0.65% on assets of $50 million and more
                       but less than $250 million
                    0.60% on assets of $250 million and more
                       but less than $500 million
                    0.55% for assets of $500 million and more

     Prior to May 1, 2001, advisory fees were paid under a different fee schedule.

     GMF had previously agreed to waive advisory fees and, if necessary, reimburse expenses in order to limit total annual Fund operating expenses to 0.95% on Class I shares. This waiver was discontinued as of January 14, 2002. For the fiscal year ended December 31, 1999, NSI/GMF was paid $139,401 net of waivers in the amount of $28,960. For the fiscal year ended December 31, 2000, GMF was paid $284,811, net of waivers in the amount of $70,388. For the fiscal year ended December 31, 2001, GMF was paid $434,663, with total reimbursements in the amount of $78,158.

FEDERATED  GVIT  HIGH  INCOME  BOND  FUND

     GMF receives an annual fee expressed as an annual percentage of the Fund's average daily net assets:

                    0.80% on assets up to $50 million
                    0.65% on assets of $50 million and more
                       but less than $250 million
                    0.60% on assets of $250 million and more
                       but less than $500 million
                    0.55% for assets of $500 million and more

     Prior to May 1, 2001, advisory fees were paid under a different fee schedule.

     GMF had previously agreed to waive advisory fees and, if necessary, reimburse expenses in order to limit total annual Fund operating expenses to 0.95% on Class I shares. This waiver was discontinued as of January 14, 2002. For the fiscal year ended December 31, 1999, NSI/GMF was paid $313,448, net of waivers in the amount of $104,310. For the fiscal year ended December 31, 2000, GMF was paid $442,436, net of waivers in the amount of $115,002. For the fiscal year ended December 31, 2001, GMF was paid $737,807, with total reimbursements in the amount of $84,812.

GARTMORE GVIT WORLDWIDE LEADERS FUND

     GMF receives an annual fee expressed as an annual percentage of the Fund's average daily net assets:

                    1.00% on assets up to $50 million
                    0.95% for assets of $50 million and more

     Prior to May 1, 2001, advisory fees were paid under a different fee schedule.

     GMF had previously agreed to waive advisory fees and, if necessary, reimburse expenses in order to limit total annual Fund operating expenses to 1.20% on Class I shares. This waiver was discontinued as of January 14, 2002. For the fiscal year ended December 31, 1999, NSI/GMF was paid $239,904, net of waivers in the amount of $126,090. For the fiscal year ended December 31, 2000, GMF was paid $586,716, net of waivers in the amount of $165,649. For the fiscal year ended December 31, 2001, GMF was paid $733,766 with total reimbursements of $70,056.

DREYFUS  GVIT  MID  CAP  INDEX  FUND

     GMF receives an annual fee expressed as an annual percentage of the Fund's average daily net assets:

                    0.50% on assets up to $250 million
                    0.49% on assets of $250 million and more
                       but less than $500 million
                    0.48% on assets of $500 million and more
                       but less than $750 million
                    0.47% on assets of $750 million and more
                       but less than $1 billion
                    0.45% for assets of $1 billion and more

     Prior to May 1, 2001, advisory fees were paid under a different fee schedule.

     GMF had previously agreed to waive advisory fees and, if necessary, reimburse expenses in order to limit total annual Fund operating expenses to 0.65% on Class I shares. This waiver was discontinued as of January 14, 2002. For the fiscal year ended December 31, 1999, NSI/GMF was paid $23,009, net of waivers of $100,860 under the combined fee schedules (as explained further below). For the fiscal year ended December 31, 2000, GMF was paid $163,748, net of waivers in the amount of $157,855. For the fiscal year ended December 31, 2001, GMF was paid $961,813 with total reimbursements of $249,729.

J.P. MORGAN GVIT BALANCED FUND

     GMF receives an annual fee expressed as an annual percentage of the Fund's average daily net assets:

                    0.75% on assets up to $100 million
                    0.70% for assets of $100 million and more

     Prior to May 1, 2001, advisory fees were paid under a different fee schedule.

     GMF had previously agreed to waive advisory fees and, if necessary, reimburse expenses in order to limit total annual Fund operating expenses to 0.90% on Class I shares. This waiver was discontinued as of January 14, 2002. For the fiscal year ended December 31, 1999, NSI/GMF was paid $411,834, net of waivers in the amount of $61,802. For the fiscal year ended December 31, 2000, GMF was paid $542,881, net of waivers in the amount of $159,539. For the fiscal year ended December 31, 2001, GMF was paid $975,563 with total reimbursements of $165,741.

MAS GVIT MULTI SECTOR BOND FUND

     GMF receives an annual fee expressed as an annual percentage of the Fund's average daily net assets:

                    0.75% on assets up to $200 million
                    0.70% for assets of $200 million and more

     Prior to May 1, 2001, advisory fees were paid under a different fee schedule.

     GMF had previously agreed to waive advisory fees and, if necessary, reimburse expenses in order to limit total annual Fund operating expenses to 0.90% on Class I shares. This waiver was discontinued as of January 14, 2002. For the fiscal year ended December 31, 1999, NSI/GMF was paid $331,711, net of waivers in the amount of $64,933. For the fiscal year ended December 31, 2000, GMF was paid $547,986, net of waivers in the amount of $179,017. For the fiscal year ended December 31, 2001, GMF was paid $1,179,519 with total reimbursements of $216,127.

GVIT SMALL CAP VALUE FUND

     GMF receives an annual fee expressed as an annual percentage of the Fund's average daily net assets:

                    0.90% on assets up to $200 million
                    0.85% for assets of $200 million and more

     Prior to May 1, 2001, advisory fees were paid under a different fee schedule.

     GMF had previously agreed to waive advisory fees and, if necessary, reimburse expenses in order to limit total annual Fund operating expenses to 1.05% on Class I shares. This waiver was discontinued as of January 14, 2002. For the fiscal year ended December 31, 1999, NSI/GMF was paid $647,442, net of waivers in the amount of $215,567. For the fiscal year ended December 31, 2000, GMF was paid $1,514,031, net of waivers in the amount of $303,376. For the fiscal year ended December 31, 2001, GMF was paid $4,373,935, with total reimbursements of $498,130.

Beginning February 5, 2001, GMF began managing a portion of the Fund's portfolio itself. In addition, GMF has selected The Dreyfus Corporation as a subadviser to manage the remaining portion of the Fund's portfolio.

GVIT SMALL CAP GROWTH FUND

     Under the terms of its Investment Advisory Agreement, the Fund pays GMF a fee at the annual rate of 1.10% of the Fund's average daily net assets. The Fund commenced operations on or around May 1, 1999. GMF had previously agreed to waive advisory fees and, if necessary, to reimburse expenses in order to limit total annual Fund operating expenses to 1.30% on Class I shares and 1.55% on Class II shares. This waiver was discontinued as of January 14, 2002. As stated previously, NSI acted as the Fund's investment adviser prior to September 1, 1999. For the period May 1, 1999 (commencement of operations) through December

31, 1999, NSI/GMF waived all advisory fees in the amount of $47,647. For the fiscal year ended December 31, 2000, GMF was paid $488,609, net of waivers in the amount of $181,698. For the fiscal year ended December 31, 2001, GMF was paid $1,174,969, with total reimbursements in the amount of $135,474.

NATIONWIDE GVIT STRATEGIC VALUE FUND AND STRONG GVIT MID CAP GROWTH FUND

     Under the terms of the Investment Advisory Agreement, the Strategic Value Fund pays to GMF a fee at the annual rate of 0.90% of that Fund's average daily net assets. GMF receives an annual fee expressed as an annual percentage of the Strong GVIT Mid Cap Growth Fund's average daily net assets:

                       0.90% on assets up to $200 million
                    0.85% for assets of $200 million and more

     Prior to May 1, 2001, advisory fees for the Strong GVIT Mid Cap Growth Fund were paid under a different fee schedule.

     GMF had previously agreed to waive advisory fees for each Fund and, if necessary, reimburse expenses in order to limit each Fund's respective total annual Fund operating expenses to 1.00% on Class I shares; however, this waiver is voluntary and as of January 14, 2002 was discontinued for the Strong GVIT Mid Cap Growth Fund. It may be discontinued for the Nationwide GVIT Strategic Value Fund upon prior written notice to shareholders. For the fiscal year ended December 31, 1999, NSI/GMF was paid $106,922 for the Nationwide GVIT Strategic Value Fund, net of waivers in the amount of $211,042, and $34,683 for the Strong GVIT Mid Cap Growth Fund, net of waivers in the amount of $72,875. For the fiscal year ended December 31, 2000, GMF was paid $146,678 for the Nationwide GVIT Strategic Value Fund, net of waivers in the amount of $58,778, and $1,551,732 for the Strong GVIT Mid Cap Growth Fund, net of waivers in the amount of $353,987. For the fiscal year ended December 31, 2001, GMF was paid $219,175 for the Nationwide GVIT Strategic Value Fund, with total reimbursements in the amount of $59,364, and $1,744,588 for the Strong GVIT Mid Cap Growth Fund, with total reimbursements in the amount of $352,429.

GVIT SMALL COMPANY FUND

     On September 1, 1999, at the time of the transfer of investment advisory services from NSI to GMF, the management fee payable by the Fund was split between investment advisory and fund administration agreements. Effective May 1, 2001, the investment advisory fee for the Fund is 0.93% of the Fund's average daily net assets. For the fiscal year ended December 31, 1999, NSI/GMF received advisory fees of $3,805,726 under the combined fee schedule. For the fiscal year ended December 31, 2000, GMF received advisory fees of $6,677,080. During the fiscal year ended December 31, 2001, GMF received advisory fees in the amount of $6,856,394.

     GMF had previously agreed to waive advisory fees and, if necessary, to reimburse expenses in order to limit total annual Fund operating expenses to 1.25% on Class I shares and 1.50% on Class II shares. These waivers were discontinued as of January 14, 2002.

     GMF has selected five subadvisers, each of whom will each manage part of the Fund's portfolio. In addition, GMF manages a portion of the Fund's portfolio itself.

TURNER GVIT GROWTH FOCUS FUND

     As described in the Prospectus, the Turner GVIT Growth Focus Fund is subject to base investment advisory fees that may be adjusted if the Fund out- or under-performs a stated benchmark over a 36-month period. Set forth below is information about the advisory fee arrangements between GMF and the Fund:


FUND          BENCHMARK    REQUIRED EXCESS      BASE ADVISORY      HIGHEST POSSIBLE    LOWEST POSSIBLE
                             PERFORMANCE             FEE            ADVISORY FEE AT    ADVISORY FEE AT
                                                                   EACH BREAK POINT   EACH BREAK POINT
Turner GVIT  Russell 1000  12.0%             0.90% for assets            1.12%              0.68%
Growth       Growth Index                    up to $500 million,
Focus
Fund
                                             0.80% for assets            0.98%              0.62%
                                             of $500 million
                                             and more but less
                                             than $2 billion,

                                             0.75% for assets of         0.91%              0.59%
                                             $ 2 billion and more

     The performance adjustment works as follows: If the Turner GVIT Growth Focus Fund outperforms the Russell 1000 Growth Index by more than 12.0% over a 36 month period, the advisory fees will increase from 0.90% to 1.12% for assets under $500 million. If, however, the Fund underperforms its benchmark by 12.0% over a 36 month period, the advisory fees would go down to 0.68% for assets under $500 million. In the event that the Fund out-performs or underperforms its benchmark by less than 12% over a 36 month period, no adjustment will take place and GMF will receive the applicable base fee. These performance-based fees will only be charged once a Fund has been in operation for at least one year, will be implemented incrementally over the first three years of the Fund's operations and will comply with all applicable SEC rules.

     GMF has contractually agreed to waived advisory fees, and, if necessary, reimburse expenses in order to limit total annual Fund operating expenses to 1.35% on Class I and Class III shares and 1.60% on Class II shares.

GARTMORE GVIT U.S. GROWTH LEADERS FUND

     As described in the prospectus, the Gartmore GVIT U.S. Growth Leaders Fund is subject to base investment advisory fees that may be adjusted if the Fund out- or under-performs its stated benchmark over a 36-month period. Set forth below is information about the advisory fee arrangement between GMF and the
Fund:


FUND              BENCHMARK    REQUIRED EXCESS      BASE ADVISORY      HIGHEST POSSIBLE    LOWEST POSSIBLE
                                 PERFORMANCE             FEE            ADVISORY FEE AT    ADVISORY FEE AT
                                                                       EACH BREAK POINT   EACH BREAK POINT
Gartmore        S&P 500 Index   12.0%            0.90% for assets             1.12%              0.68%
GVIT U.S.                                        up to $500 million,
Growth Leaders
Fund
                                                 0.80% for assets             0.98%              0.62%
                                                 of $500 million
                                                 and more but less
                                                 than $2 billion,

                                                 0.75% for assets of          0.91%              0.59%
                                                 $ 2 billion and more

     The performance adjustment for the Fund works as follows: if the Fund outperforms the S&P 500 Index by more than 12.0% over a 36 month period, the advisory fees will increase from 0.90% to 1.12% for assets under $500 million. If, however, the Fund underperforms its benchmark by 12.0% over a 36 month period, the advisory fees would go down to 0.68% for assets under $500 million. In the event that the Fund out-performs or underperforms its benchmark by less than 12% over a 36 month period, no adjustment will take place and GMF will receive the applicable base fee. These performance-based fees will only be charged once the Fund has been in operation for at least one year, will be implemented incrementally over the first three years of the Fund's operations and will comply with all applicable SEC rules.

     GMF has contractually agreed to waive advisory fees, and, if necessary, reimburse expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses, Rule 12b-1 fees and administrative services fees) in order to limit total annual Fund operating expenses to 1.25% on Class I and Class III shares and 1.50% on Class II shares for the Fund through April 30, 2003.

     From December 18, 2001 (commencement of operations) through December 31, 2001, GMF was paid $1,032, with total reimbursements in the amount of $7,223.

GARTMORE GVIT NATIONWIDE LEADERS FUND

     GMF receives an annual fee expressed as an annual percentage of the Fund's average daily net assets:

                    0.90% on assets up to $500 million
                    0.80% on assets of $500 million and more
                       but less than $2 billion
                    0.75% for assets of $2 billion and more

     GMF has contractually agreed to waive advisory fees and, if necessary, reimburse expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses, Rule 12b-1 fees and administrative services fees) in order to limit total annual Fund operating expenses to 1.10% for each Class. From December 18, 2001 (commencement of operations) through December 31, 2001, GMF was paid $346, with total reimbursements in the amount of $7,433.

     GARTMORE GVIT EMERGING MARKETS FUND, GARTMORE GVIT INTERNATIONAL GROWTH FUND, GARTMORE GVIT GLOBAL LEADERS FUND, GARTMORE GVIT EUROPEAN LEADERS FUND, GARTMORE GVIT GLOBAL SMALL COMPANIES FUND, GARTMORE GVIT OTC FUND, GARTMORE GVIT ASIA PACIFIC LEADERS FUND, GARTMORE GVIT GLOBAL FINANCIAL SERVICES FUND AND GARTMORE GVIT GLOBAL UTILITIES FUND

     For the services it provides under its Investment Advisory Agreement with the Trust, GGAMT receives an annual fee paid monthly based on average daily net assets of each Fund according to the following schedule:

FUND                                          ASSETS  INVESTMENT ADVISORY FEE
--------------------------------------------  ------  ------------------------

Gartmore GVIT Emerging Markets Fund and       All             1.15%
Gartmore GVIT Global Small Companies Fund

Gartmore GVIT International Growth Fund,      All             1.00%
Gartmore GVIT Global Leaders Fund,
Gartmore GVIT European Leaders Fund,
Gartmore GVIT OTC Fund,
Gartmore GVIT Asia Pacific Leaders Fund and
Gartmore GVIT Global Financial Services Fund

Gartmore GVIT Global Utilities Fund           All             0.80%

     In the interest of limiting expenses, GGAMT has contractually agreed to waive advisory fees, and, if necessary, reimburse expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses, Rule 12b-1 fees and administrative services fees) in order to limit total annual Fund operating expenses for the Funds it manages. This waiver is effective through at least May 1, 2002, except for the Gartmore GVIT European Leaders, Asia Pacific Leaders, Global Financial Services and Global Utilities Funds for which it is effective through April 30, 2003. These waivers and reimbursements are as follows:

     Gartmore  GVIT  Emerging  Markets  Fund:
      1.75% for Class I and Class III shares and 2.00% for Class II shares

     Gartmore  GVIT  International  Growth  Fund:
      1.60% for Class I and Class III shares and 1.85% for Class II shares

     Gartmore  GVIT  Global  Leaders  Fund:
      1.55% for Class I shares

     Gartmore  GVIT  European  Leaders  Fund:
      1.45  % for Class I and Class III shares and 1.70% for Class II shares

     Gartmore  GVIT  Global  Small  Companies  Fund:
      1.75% for Class I shares

     Gartmore  GVIT  OTC  Fund:
      1.60% for Class I shares

     Gartmore  GVIT  Asia  Pacific  Leaders  Fund
      1.45 % for Class I and Class III shares and 1.70% for Class II shares

     Gartmore  GVIT  Global  Financial  Services  Fund
      1.35 % for Class I and Class III shares and 1.60% for Class II shares

     Gartmore  GVIT  Global  Utilities  Fund
      1.15 % for Class I and Class III shares and 1.40% for Class II shares



     For the period August 30, 2000 (commencement of operations) through December 31, 2000, GGAMT was paid $0, net of waivers in the amount of $37,568 for the Gartmore GVIT Emerging Markets Fund and $0, net of waivers in the amount of $32,038 for the Gartmore GVIT International Growth Fund. During the fiscal year ended December 31, 2001, GGAMT was paid $100,063, with total reimbursements in the amount of $60,069 for the Gartmore GVIT Emerging Markets Fund and $89,283, with total reimbursements in the amount of $99,027 for the Gartmore GVIT International Growth Fund.

     For the period December 18, 2001 (commencement of operations) through December 31, 2001, GGAMT was paid $1,152, with total reimbursements in the amount of $8,320 for the Gartmore GVIT Global Financial Services Fund and $912, with total reimbursements in the amount of $8,323 for the Gartmore GVIT Global Utilities Fund.

CONSIDERATION OF INVESTMENT ADVISORY AGREEMENTS

     In determining whether it was appropriate to approve the Investment Advisory Agreements between each Adviser and the Trust, on behalf of each Fund, the Board received extensive information, provided by the Advisers, that the Board believed to be reasonably necessary to conduct its review. The Board carefully evaluated this information, and was advised with respect to its deliberations by legal counsel to the Trust, and the trustees who are not interested persons were also advised by their own independent legal counsel. The Trustees decided to approve the Investment Advisory Agreements on the basis of the following considerations, among others:

     - The investment advisory fee payable to each Adviser under the Investment Advisory Agreement, the anticipated costs to the Adviser of providing these services, the profitability of each Adviser's relationship with the Funds that it advises, and the comparability of the fee to fees paid by other similar investment companies.

     - The nature, quality and extent of the investment advisory services expected to be provided by the Adviser to each of the Funds it advises and such Funds' historic performance and the comparability of such Funds' performance to the performance of similar investment companies.

     - The overall quality of the personnel, operations, financial condition, investment management capabilities, methodologies, and performance of the Advisers.

     - Any ancillary benefits to the Advisers, including soft dollars received by such Advisers.

     In light of the above considerations and such other factors and information it considered relevant, the Board unanimously determined that the Investment Advisory Agreements should be continued for each of the Funds and that the compensation payable under such Investment Advisory Agreements is fair and reasonable with respect to each such Fund.

     With respect to the addition of new Funds to the Investment Advisory Agreements, the Board has considered similar information, omitting, however, unavailable Fund profitability information and historic Fund performance information.

SUBADVISERS

The Subadvisers for certain of the Funds advised by the Advisers are as follows:

FUND                                                         SUBADVISER(S)
-----------------------------------------  --------------------------------------------------
Comstock GVIT Value Fund                   Van Kampen Asset Management Inc.
                                           ("VKAM")

Federated GVIT High Income Bond Fund       Federated Investment Counseling
                                           ("Federated")

Gartmore GVIT Worldwide Leaders Fund       Gartmore Global Partners
                                           ("GGP")

Dreyfus GVIT Mid Cap Index Fund            The Dreyfus Corporation
                                           ("Dreyfus")

J. P. Morgan GVIT Balanced Fund            J.P. Morgan Investment
                                           Management Inc. ("J.P.
                                           Morgan")

MAS GVIT Multi Sector Bond Fund            Morgan Stanley Investments LP
                                           ("MSI")

GVIT Small Cap Value Fund                  The Dreyfus Corporation

GVIT Small Cap Growth Fund                 Waddell & Reed Investment
                                           Management
                                           Company ("WRIMCO") and
                                           Neuberger
                                           Berman, LLC ("Neuberger
                                           Berman")

Nationwide Strategic Value Fund            Strong Capital Management, Inc.
                                           ("Strong")
Strong GVIT Mid Cap Growth Fund            Strong


                                       83

FUND                                                         SUBADVISER(S)
-----------------------------------------  --------------------------------------------------

GVIT Small Company Fund                    Dreyfus, Neuberger Berman, Strong, WRIMCO(1) and GGP(2)

Turner GVIT Growth Focus Fund              Turner Investment Partners, Inc.
                                           ("Turner")

Gartmore GVIT Emerging Markets Fund,       GGP
Gartmore GVIT International Growth Fund,
Gartmore GVIT Global Leaders Fund,
Gartmore GVIT European Leaders Fund,
Gartmore GVIT Global Small Companies
Fund,
Gartmore GVIT OTC Fund,
Gartmore GVIT Asia Pacific Leaders
Fund,
Gartmore Global
Financial Services Fund and Gartmore GVIT
Global
 Utilities Fund

     VKAM, a wholly-owned subsidiary of Van Kampen Investments Inc. (Van Kampen), is a diversified asset management company that administers more than three million retail investors accounts, has extensive capabilities for managing institutional portfolios and had more than $416_billion under management or supervision, as of March 31, 2002. Van Kampen is an indirect, wholly-owned subsidiary of Morgan Stanley Dean Witter & Co.

     Federated, a Delaware business trust organized on April 11, 1989, is registered as an investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors, Inc. Federated and other subsidiaries of Federated Investors, Inc. serve as investment advisers to number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. As of December 31, 2001, Federated had assets under management of approximately $180 billion.

     GGP is a global asset manager dedicated to serving the needs of U.S. based investors. GGP was formed in 1995 as a registered investment adviser and as of December 31, 2001 managed approximately $1.1 billion in assets. GGP is located at 1200 River Road, Conshohocken, PA 19428.

     Dreyfus, located at 200 Park Avenue, New York, New York 10166, was formed in 1947. Dreyfus is a wholly-owned subsidiary of Mellon Financial Corporation ("Mellon"), a global financial services company. As of December 31, 2001, Dreyfus managed or administered approximately over $185 billion in assets for approximately 1.6 million investor accounts nationwide. Mellon is a publicly owned financial services company incorporated under Pennsylvania law in 1971 and registered under the Federal Bank Holding Company Act of 1956, as amended. Mellon provides a comprehensive range of financial products and services in domestic and selected international markets. Mellon is among the twenty-five largest bank holding companies in the United States based on total assets. Through its subsidiaries, including Dreyfus, Mellon managed more than $540

---------------
1    WRIMCO  began  service  as  a  subadvisor  to  the Fund on January 5, 2001.
2    GP  began  service  as  a  subadvisor  to  the  Fund  on  August  15, 2001.

billion in assets as of December 31, 2001. As of December 31, 2001, various subsidiaries of Mellon provided non-investment services, such as custodial or administration services, for more than $3 trillion in assets.

     J.P. Morgan, a wholly owned subsidiary of J.P. Morgan Chase & Co. Incorporated ("J.P. Morgan Chase") and a corporation organized under the laws of the State of Delaware, is a registered investment adviser under the 1940 Act. J.P. Morgan is located at 522 Fifth Avenue, New York, New York 10036. J.P. Morgan Chase, a bank holding company organized under the laws of the State of Delaware, was formed from the merger of J.P. Morgan & Co. Incorporated and The Chase Manhattan Corporation. J.P. Morgan Chase, together with its predecessors, has been in the banking and investment advisory business for over 100 years and today, through J.P. Morgan and its other subsidiaries, offers a wide range of banking and investment and investment management services to governmental, institutional, corporate and individual clients.

     MSI is wholly owned by subsidiaries of Morgan Stanley Dean Witter & Co. and is a division of Morgan Stanley Dean Witter Investment Management ("MSDW Investment Management"). MSI provides investment advisory services to employee benefit plans, endowment funds, foundations and other institutional investors. As of December 31, 2001, MSDW Investment Management, together with its affiliated asset management companies, managed in excess of $416 billion in assets.

          WRIMCO acts as investment manager to numerous investment companies and accounts. As of December 31, 2001, WRIMCO managed over $31 billion in assets.

     Neuberger Berman and its predecessor firms and affiliates have specialized in the management of no-load mutual funds since 1950. Neuberger Berman and its affiliates manage securities accounts that had approximately $59 billion of assets as of December 31, 2001. Neuberger Berman is a member of the NYSE and other principal exchanges and acts as a broker in the purchase and sale of their securities for that portion of the Fund's portfolio managed by Neuberger Berman.

     Strong began conducting business in 1974. Since then, its principal business has been providing continuous investment supervision for individuals and institutional accounts. Strong also acts as investment advisor for each of the mutual funds within the Strong Family of Funds. As of December 31, 2001, Strong had approximately $46 billion under management. Strong's principal mailing address is P.O. Box 2936, Milwaukee, Wisconsin 53201. Mr. Richard S. Strong is the controlling shareholder of Strong.

     Turner was founded in 1990 and is located at 1235 Westlakes Drive, Berwyn, Pennsylvania 19312. It is a registered investment adviser under the Investment Advisers Act of 1940. Turner serves as investment adviser to other investment companies, as well as separate investment portfolios. As of December 31, 2001, Turner had approximately 9.2 billion in assets under management.

     Subject to the supervision of the Adviser (GMF or GGAMT, as applicable) and the Trustees, each of the Subadvisers manages the assets of the Funds as listed above in accordance with the Fund's investment objectives and policies. Each Subadviser makes investment decisions for the Fund and in connection with such investment decisions, places purchase and sell orders for securities. For the investment management services they provide to the Funds, the Subadvisers receive annual fees from the Adviser, calculated at an annual rate based on the average daily net assets of the funds, in the following amounts:

FUND                                                       ASSETS                 FEE
--------------------------------------------  --------------------------------  --------

Comstock GVIT Value Fund                      up to $50 million                   0.35%
                                              50 million up to $250 million       0.30%
                                              250 million up to $500 million      0.25%
                                              500 million and more                0.20%

Federated GVIT High Income Bond Fund          up to $50 million                   0.40%
                                              50 million up to $250 million,      0.25%
                                              250 million up to $500 million,     0.20%
                                              0.15% $500 million and more.        0.15%

Gartmore GVIT Worldwide Leaders Fund          up to $50 million                   0.60%
                                              $ 50 million and more               0.55%

Dreyfus GVIT Mid Cap Index Fund               up to $250 million,                 0.10%
                                              250 million up to $500 million,     0.09%
                                              500 million up to $750 million,     0.08%
                                              750 million up to $1 billion,       0.07%
                                              $ 1 billion and more.               0.05%

J. P. Morgan GVIT Balanced Fund               up to $100 million                  0.35%
                                              100 million and more                0.30%

MAS GVIT Multi Sector Bond Fund               up to $200 million                  0.30%
                                              200 million and more                0.25%

GVIT Small Cap Value Fund                     up to $200 million                  0.50%
                                              200 million and more                0.45%

GVIT Small Cap Growth Fund                    All assets                          0.60%(1)

Nationwide Strategic Value Fund               up to $500 million                  0.50%
                                              500 million and more                0.45%

Strong GVIT Mid cap Growth Fund               up to $500 million                  0.50%
                                              500 million and more                0.45%

GVIT Small Company Fund                       All assets                          0.60%(1)
Turner GVIT Growth Focus Fund(2)              up to $500 million                  0.55%
                                              500 million up to $2 billion        0.45%

---------------
1    The subadvisory fee at each breakpoint is a base subadvisory fee and actual fees may be higher or lower depending on the Fund's performance relative to its  benchmark,  the Russell 1000 Growth Index. If the Fund outperforms its benchmark  by  a  set  amount,  the Fund will pay lower fees. For a further description  of  the  fee,  see  below.


                                       86

FUND                                                       ASSETS                 FEE
--------------------------------------------  --------------------------------  --------
                                              $ 2 billion and more                0.40%
Gartmore GVIT Emerging Markets Fund
Gartmore GVIT Global Small Companies Fund     All assets                          0.575%

Gartmore GVIT International Growth,           All assets                          0.50%
Gartmore GVIT Global Leaders Fund,
Gartmore GVIT European Leaders Fund,
Gartmore GVIT OTC Fund,
Gartmore GVIT Asia Pacific Leaders Fund and
Gartmore GVIT Global Utilities Fund

Gartmore GVIT Global Financial Services
Fund                                          All assets                          0.40%

---------------
2 The subadvisory fee at each breakpoint is a base subadvisory fee and actual fees may be higher or lower depending on the Fund's performance relative to its benchmark, the Russell 1000 Growth Index. If the Fund outperforms its benchmark by a set amount, the Fund will pay lower fees. For a further description of the fee, see below.

     The following table sets forth the amount NSI/GMF(1) or GGAMT paid to the Subadvisers for the fiscal years ended December 31, 2001, 2000, 1999:

                                                             Year ended December 31,
Fund                                              2001                2000                    1999
--------------------------------------------  -------------    ------------------       ------------------
Comstock GVIT Value Fund                      $    212,251(2)  $       174,893(2)       $          84,180(2)

Federated GVIT High Income Bond Fund          $    322,188     $       249,200          $         202,180

Gartmore GVIT Worldwide Leaders Fund          $    432,927(3)  $       438,800(3)       $         219,596(3)

Dreyfus GVIT Mid Cap Index Fund               $    192,350     $        64,320          $          67,410(4)

J. P. Morgan GVIT Balanced Fund               $    445,322     $       326,613(5)       $         219,095(6)
MAS GVIT Multi Sector Bond Fund               $    471,808     $       303,984(5)       $         181,855(6)

GVIT Small Cap Value Fund                     $  2,282,791     $       999,500          $         479,449

---------------
1    Prior  to September 1, 1999, NAS was responsible for paying all subadvisory fees.  After  September  1,  1999,  GMF  assumed  that  responsibility.
2    Prior  to  May  1, 2002, Federated was subadviser to the Fund. As a result, these  fees  were  paid  to  Federated.
3    Prior  to  January  2,  2002,  J.P.  Morgan was the Fund's subadviser. As a result,  these  fees  were  paid  to  J.P.  Morgan.
4    Prior to September 27, 1999, First Pacific Advisors, Inc., Pilgrim Baxter &
     Associates,  Ltd  and  Rice,  Hall,  Jones  & Associates (collectively, the
     "former subadvisers") were the subadvisers for the Fund and were paid under a  different  fee schedule. As a result, these fees include amounts paid to the  former  subadvisers  under  the  different  fee  schedule.
5    Prior  to  May 1, 2000, Salomon Brothers Asset Management Inc. ("SBAM") was
     the  Fund's  subadviser.  As  a  result, these fees include amounts paid to
     SBAM.
6    Prior  to May 1, 2000, SBAM was the Fund's subadviser.  As a result, these fees  were  paid  to  SBAM.


                                       87

                                                           Year ended December 31,
Fund                                              2001                 2000                    1999
--------------------------------------------  -------------     ------------------      ------------------
GVIT Small Cap Growth Fund                    $    663,062(7)   $       365,621(7)      $        25,989(7)

Nationwide Strategic Value Fund               $    121,764(8)   $       114,142(8)      $        78,669(8)

Strong GVIT Mid Cap Growth Fund               $    969,215(8)   $     1,058,731(8)      $       157,732(8)

GVIT Small Company Fund                       $  4,257,790(9)   $     4,307,794(9),(10) $     2,336,764(9),(10)

Turner GVIT Growth Focus Fund                 $     89,938(11)  $             0(12),(13)            N/A(13)

Gartmore GVIT Emerging Markets Fund           $     50,032(14)  $             0                     N/A

Gartmore GVIT International Growth Fund       $     44,642(14)  $             0                     N/A

Gartmore GVIT Global Financial Services Fund  $        576(15)              N/A                     N/A

Gartmore GVIT Global Utilities Fund           $        456(15)              N/A                     N/A

The  remaining  Funds  had  not  commenced  operations  as of December 31, 2001.

---------------
7 Prior to May 1, 2002, MSI acted as a subadviser to the Fund. As a result, these fees include amounts paid to MSI. Prior to October 1, 2000, Franklin Advisers, Inc. acted as a subadviser for the Fund. However, Franklin received no advisory fees.
8 Prior to March 12, 2001, Strong had previously subcontracted with Schaefer Capital Management, Inc. ("Schaefer") to act as the subadviser to the Fund. Effective March 12, 2001, Strong assumed Schaefer Capital's subadviser duties. For the years ended December 31, 1999, 2000, 2001 (until March 12,
     2001), Strong paid Schaefer subadvisory fees out of the amount it received. 9 From October 1, 1998 until August 14, 2001, Lazard Asset Management
     ("Lazard") served as a subadviser to the Fund. As a result, these fees include amounts paid to Lazard.
10 Prior to May 1, 2000, Credit Suisse Asset Management, LLC ("Credit Suisse") served as a subadviser to the Fund. As a result, these fees include amounts paid to Credit Suisse.
11   With  total  reimbursements  in  the  amount  of  $67,618.
12   Net  of  waivers  in  the  amount  of  $16,503.
13   The  Fund  commenced  operations  on  June  30,  2000.
14   The  Fund  commenced  operations  on  August  30,  2000.
15   The  Fund  commenced  operations  on  December  18,  2001.

SUBADVISER  PERFORMANCE  FEE  -  TURNER  GVIT  GROWTH  FOCUS  FUND

     For the subadvisory services it provides to the Fund, Turner receives a base subadvisory fee that may be adjusted if a Fund out- or under-performs a stated benchmark. Set forth below is information about the subadvisory fee arrangements of the Fund between Turner and GMF:

FUND     BENCHMARK    REQUIRED EXCESS      BASE ADVISORY      HIGHEST POSSIBLE    LOWEST POSSIBLE
------  ------------    PERFORMANCE             FEE            ADVISORY FEE AT    ADVISORY FEE AT
                      ----------------  --------------------  EACH BREAK POINT   EACH BREAK POINT
                                                              -----------------  -----------------
Turner  Russell 1000       12.0%        0.55% for assets             0.77%              0.33%
GVIT    Growth Index                    up to $500 million,
Growth
Focus
Fund
                                        0.45% for assets             0.63%              0.27%
                                        of $500 million
                                        and more but less
                                        than $2 billion,

                                        0.40% for assets of          0.56%              0.24%
                                        $ 2 billion and more

     In the event that the Fund over-or-underperforms its benchmark by less than 12% over a 36 month period, no adjustment will take place and Turner will receive the applicable base fee. These performance-based fees will be paid from the investment advisory fees received by GMF and will be subject to the same conditions.

DISTRIBUTOR

     Nationwide Securities, Inc. ("NSI") currently serves as underwriter for each of the Funds of the Trust in the continuous distribution of their shares pursuant to a Underwriting Agreement dated as of May 1, 2001 (the "Underwriting Agreement"). It is anticipated that after May 1, 2002, Gartmore Distribution Services, Inc. ("GDSI") will become the Funds' distributor. Unless otherwise terminated, the Underwriting Agreement will continue in effect for the initial term and from year to year thereafter for successive annual periods, if, as to each Fund, such continuance is approved at least annually by (i) the Trust's Board of Trustees or by the vote of a majority of the outstanding shares of that Fund, and (ii) the vote of a majority of the Trustees of the Trust who are not parties to the Underwriting Agreement or interested persons (as defined in the 1940 Act) of any party to the Underwriting Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Underwriting Agreement may be terminated in the event of any assignment, as defined in the 1940 Act. NSI, located at 5475 Rings Road Atrium III, Suite 410, Dublin, OH 43017, is a wholly-owned subsidiary of Nationwide Life Insurance Company, located at One Nationwide Plaza, Columbus, OH 43215. GDSI, located at 1200 River Road, Conshohocken, PA 19428, is a wholly-owned subsidiary of Gartmore Global Investments, Inc.

     In its capacity as Distributor, GDSI or NSI solicits orders for the sale of shares, advertises and pays the costs of advertising, office space and the personnel involved in such activities. GDSI or NSI receives no compensation under the Underwriting Agreement with the Trust.

DISTRIBUTION PLAN

     The Trust, with respect to certain shares of certain Funds, has adopted a Distribution Plan (the "Plan") under Rule 12b-1 of the 1940 Act. The Plan permits such Funds to compensate NSI/GDSI, as the Funds' distributor, for expenses associated with the distribution of such Funds' Class II shares or all of the shares in the case of the Gartmore GVIT Investor Destinations Funds and Gartmore GVIT Money Market Fund II. Although actual distribution expenses may be more or less, under the Plan such Funds, or the applicable class, as indicated below, pay their distributor an annual fee in an amount that will not exceed the following amounts:

     Gartmore GVIT Gartmore GVIT Total Return Fund    0.25% of the average daily
     Gartmore GVIT Millennium Growth Fund             net assets of Class II
     Gartmore  GVIT  Global  Technology               shares of each Fund,
        and Communications Fund                       all of which will be
     Gartmore  GVIT  Global  Technology               considered a distribution
                                                      fee.
     Gartmore GVIT Emerging Markets Fund
     Gartmore GVIT International Growth Fund
     Gartmore GVIT Global Health Sciences Fund
     Gartmore GVIT Small Cap Growth Fund
     Gartmore GVIT Small Company Fund
     Turner GVIT Growth Focus Fund
     Dreyfus GVIT Mid Cap Index Fund
     Gartmore GVIT Small Cap Value Fund
     Gartmore GVIT Worldwide Leaders Fund
     Gartmore GVIT Government Bond Fund
     Gartmore GVIT European Leaders Fund
     Gartmore GVIT Nationwide Leaders Fund
     Gartmore GVIT U.S. Growth Leaders Fund
     Gartmore GVIT Asia Pacific Leaders Fund
     Gartmore GVIT Global Financial Services Fund

     Gartmore GVIT Global Uilities Fund
     Gartmore GVIT Investor Destinations Aggressive Fund  0.25% of the average
     Gartmore  GVIT Investor Destinations Moderately      Daily net assets of
     Gartmore  GVIT Investor Destinations Moderately      shares of each
       Aggressive Fund                                    Fund, all of which
     Gartmore GVIT Investor Destinations Moderate Fund    will be considered a
     Gartmore GVIT Investor Destinations Moderately       distribution fee.
       Conservative Fund
     Gartmore GVIT Investor Destinations Conservative Fund
     Gartmore GVIT Money Market Fund II

     For the fiscal year ended December 31, 2001, the Fund paid to their distributor the following amounts associated with the distribution of such Funds' Class II shares (or all of the shares in the case of the Gartmore GVIT Investor Destinations Funds and Gartmore GVIT Money Market Fund II):

FUND                                                               FEES PAID
-----------------------------------------------------------------  ---------------------------
Gartmore GVIT Worldwide Leaders Fund(1)                            N/A
-----------------------------------------------------------------  ---------------------------
Gartmore GVIT Nationwide Leaders Fund(1)                           N/A
-----------------------------------------------------------------  ---------------------------
Gartmore GVIT U.S. Growth Leaders Fund(1)                          N/A
-----------------------------------------------------------------  ---------------------------
Gartmore GVIT Millennium Growth Fund(1)                            N/A
-----------------------------------------------------------------  ---------------------------
Gartmore GVIT Global Technology and Communications Fund(1)         N/A
-----------------------------------------------------------------  ---------------------------
Gartmore GVIT Global Health Sciences Fund(1)                       N/A
-----------------------------------------------------------------  ---------------------------
Gartmore GVIT Global Financial Services Fund(1)                    N/A
-----------------------------------------------------------------  ---------------------------
Gartmore GVIT Global Utilities Fund(1)                             N/A
-----------------------------------------------------------------  ---------------------------
Gartmore GVIT Government Bond Fund1                                N/A
-----------------------------------------------------------------  ---------------------------
Gartmore GVIT Gartmore GVIT Total Return Fund(1)                   N/A
-----------------------------------------------------------------  ---------------------------
Gartmore GVIT Emerging Markets Fund(1)                             N/A
-----------------------------------------------------------------  ---------------------------
Gartmore GVIT International Growth Fund(1)                         N/A
-----------------------------------------------------------------  ---------------------------
Turner GVIT Growth Focus Fund(1)                                   N/A
-----------------------------------------------------------------  ---------------------------
Gartmore GVIT Small Cap Growth Fund(1)                             N/A
-----------------------------------------------------------------  ---------------------------
Gartmore GVIT Small Company Fund(1)                                N/A
-----------------------------------------------------------------  ---------------------------
Gartmore GVIT Small Cap Value Fund(1)                              N/A
-----------------------------------------------------------------  ---------------------------
Dreyfus GVIT Mid Cap Index Fund(1)                                 N/A
-----------------------------------------------------------------  ---------------------------
Gartmore GVIT Money Market Fund II                                 $  17,885
-----------------------------------------------------------------  ---------------------------
Gartmore GVIT Investor Destinations Aggressive Fund(1)             $  69
-----------------------------------------------------------------  ---------------------------
Gartmore GVIT Investor Destinations Moderately Aggressive Fund     $  68
-----------------------------------------------------------------  ---------------------------
Gartmore GVIT Investor Destinations Moderate Fund                  $  69
-----------------------------------------------------------------  ---------------------------
Gartmore GVIT Investor Destinations Moderately Conservative Fund   $  68
-----------------------------------------------------------------  ---------------------------
Gartmore GVIT Investor Destinations Conservative Fund              $  68
-----------------------------------------------------------------  ---------------------------
Gartmore GVIT Asia Pacific Leaders Fund(1)                         N/A
-----------------------------------------------------------------  ---------------------------
Gartmore GVIT European Leaders Fund(1)                             N/A
-----------------------------------------------------------------  ---------------------------

---------------
1 Class II shares of these Funds had not commenced operations as of December 31, 2001.


     Distribution expenses paid by the distributor may include the costs of marketing, printing and mailing prospectuses and sales literature to prospective investors, advertising, and compensation to sales personnel and broker-dealers as well as payments to broker-dealers for shareholder services.

     As required by Rule 12b-1, the Plan was approved by the Board of Trustees, including a majority of the Trustees who are not interested persons of the Funds and who have no direct or indirect financial interest in the operation of the Plan (the "Independent Trustees"). The Plan was initially approved by the Board of Trustees on March 1, 2001, and may be amended from time to time upon approval by the Board of Trustees. The Plan may be terminated as to the applicable shares of a Fund by vote of a majority of the Independent Trustees, or by vote of a majority of the outstanding shares of that Class or Fund, as applicable. Any change in the Plan that would materially increase the distribution cost to the applicable shareholders requires shareholder approval. The Trustees review quarterly a written report of such costs and the purposes for which such costs have been incurred. The Plan may be amended by vote of the Trustees including a majority of the Independent Trustees, cast in person at a meeting called for that purpose. For so long as the Plan is in effect, selection and nomination of those Trustees who are not interested persons of the Trust shall be committed to the discretion of such disinterested persons. All agreements with any person relating to the implementation of the Plan may be terminated at any time on 60 days' written notice without payment of any penalty, by vote of a majority of the Independent Trustees or by a vote of the majority of the outstanding applicable shares. The Plan will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Independent Trustees, and (ii) by a vote of a majority of the entire Board of Trustees cast in person at a meeting called for that purpose. The Board of Trustees has a duty to request and evaluate such information as may be reasonably necessary for them to make an informed determination of whether the Plan should be implemented or continued. In addition the Trustees in approving the Plan as to a Fund must determine that there is a reasonable likelihood that the Plan will benefit such Fund and its Shareholders.

     The Board of Trustees of the Trust believes that the Plan is in the best interests of the Funds since it encourages Fund growth and maintenance of Fund assets. As the Funds grow in size, certain expenses, and therefore total expenses per Share, may be reduced and overall performance per Share may be improved.

     NSI may enter into, from time to time, Rule 12b-1 Agreements with selected dealers pursuant to which such dealers will provide certain services in connection with the distribution of a Fund's Shares including, but not limited to, those discussed above.

FUND ADMINISTRATION AND TRANSFER AGENCY SERVICES

     Under the terms of a Fund Administration Agreement, GSA provides for various administrative and accounting services, including daily valuation of the Funds' shares, preparation of financial statements, tax returns, and regulatory reports, and presentation of quarterly reports to the Board of Trustees. Gartmore Investor Services, Inc. ("GISI"), a wholly owned subsidiary of GSA, serves as transfer agent and dividend disbursing agent for each of the Funds. Both GSA and GISI are located at 1200 River Road, Conshohocken, Pennsylvania 19428. Beginning December 1, 2001, for the fund administration and transfer agency services, each Fund pays GSA a combined annual fee based on the Trust's average daily net assets according to the following schedule:


                                                  AGGREGATE TRUST FEE
                                             ------------------------------
                 ASSET LEVEL*                AS A PERCENTAGE OF NET ASSETS
     --------------------------------------  ------------------------------

               up to $1 billion                          0.13%
     1 billion and more up to $3 billion                 0.08%
     3 billion and more up to $8 billion                 0.05%
     8 billion and more up to $10 billion                0.04%
    10 billion and more up to $12 billion                0.02%
              12 billion or more                         0.01%

---------------
* The assets of each of the GVIT Investor Destinations Funds are excluded from the Trust asset level amount in order to calculate this asset based fee. The GVIT Investor Destinations Funds do not pay any part of this fee.

GSA PAYS NISI FROM THESE FEES FOR ITS SERVICES.

     Effective September 1, 1999, the fund administration services previously performed for the Funds by NSI were transferred to GSA, an affiliate of NSI and an indirect subsidiary of NFS. In addition, BISYS Fund Services Ohio, Inc. performs certain fund administration services pursuant to a Sub-Administration Agreement also effective September 1, 1999. The fund administration fees paid, under a previous fee schedule are as follows:

                                                2001
                                              RECEIVED
                                              (1/1/01-      2001        2000       2000        1999       1999
FUND                                        11/30/01)(*)   WAIVED   RECEIVED(*)   WAIVED   RECEIVED(*)   WAIVED
------------------------------------------  -------------  -------  ------------  -------  ------------  -------

Gartmore GVIT Nationwide Leaders Fund(1)    $          --  $    --  $        ---  $   ---  $        ---  $   ---
Gartmore GVIT U.S. Growth Leaders Fund(1)             N/A      N/A          N/A       N/A           N/A      N/A
Gartmore GVIT Worldwide Leaders Fund               47,751      ---        52,667      ---        25,620      ---
Gartmore GVIT International Growth Fund(2)         68,630      ---             0   25,000           N/A      N/A
Gartmore GVIT Emerging Markets Fund(2)             68,630      ---         5,601   19,399           N/A      N/A
Gartmore GVIT Global Technology
      and Communications Fund(3)                   68,630      ---             0   37,295           N/A      N/A
Gartmore GVIT Global Financial
    Services Fund(4)                                  N/A      N/A           N/A      N/A           N/A      N/A
Gartmore GVIT Global Utilities Fund(4)                N/A      N/A           N/A      N/A           N/A      N/A
Gartmore GVIT Global Health Sciences
    Fund(5)                                        68,630      ---             0      619           N/A      N/A
Gartmore GVIT Total Return Fund                   742,343      ---       973,697      ---     1,068,669      ---
Gartmore GVIT Growth Fund                         196,615      ---       422,949      ---       539,831      ---
Gartmore GVIT Government Bond Fund                484,373      ---       377,378      ---       386,796      ---
Gartmore GVIT Money Market Fund                 1,041,327      ---       881,362      ---       799,936      ---
GVIT Small Cap Value Fund                         270,559      ---       140,913      ---        67,123      ---
GVIT Small Company Fund                           380,420      ---       445,045      ---        88,960      ---
GVIT Small Cap Growth Fund(6)                      70,506      ---        75,345      ---        49,932   43,393
Turner GVIT Growth Focus Fund(3)                   68,630      ---        37,295      ---           N/A      N/A
Comstock GVIT Value Fund                           35,405      ---        31,080      ---        14,732      ---
Federated GVIT High Income Bond Fund               62,507      ---        48,777      ---        36,554      ---
J.P. Morgan GVIT Balanced Fund                     83,503      ---        65,560      ---        43,819      ---
Dreyfus GVIT Mid Cap Index Fund                   120,456      ---        45,025      ---         9,880      ---
Strong GVIT Mid Cap Growth Fund                   125,606      ---       146,884      ---  $     22,082      ---
MAS GVIT Multi Sector Bond Fund                    99,729      ---        67,855      ---        37,020      ---
Gartmore GVIT Money Market Fund II(1)              12,340      ---           N/A      N/A           N/A      N/A
Gartmore GVIT Investor Destinations
    Aggressive Fund(7)                                N/A      N/A           N/A      N/A           N/A      N/A
Gartmore GVIT Investor Destinations
      Moderately Aggressive Fund(7)                   N/A      N/A           N/A      N/A           N/A      N/A


                                       93

Gartmore GVIT Investor Destinations
      Moderate Fund(7)                                N/A      N/A           N/A      N/A           N/A      N/A
Gartmore GVIT Investor Destinations
    Moderately Conservative Fund(7)                   N/A      N/A           N/A      N/A           N/A      N/A
Gartmore GVIT Investor Destinations
    Conservative Fund(7)                              N/A      N/A           N/A      N/A           N/A      N/A
Nationwide GVIT Strategic Value Fund               15,725      ---        15,980      ---        11,014      ---
Gartmore GVIT Millennium Growth Fund(3)            68,630      ---         3,649   33,646           N/A      N/A
Gartmore GVIT Global Leaders Fund(8)                  N/A      N/A           N/A      N/A           N/A      N/A
Gartmore GVIT Global Small Companies
    Fund(8)                                           N/A      N/A           N/A      N/A           N/A      N/A
Gartmore GVIT OTC Fund(8)                             N/A      N/A           N/A      N/A           N/A      N/A
Gartmore GVIT European Leaders Fund(8)                N/A      N/A           N/A      N/A           N/A      N/A
Gartmore GVIT Asia Pacific Leaders Fund(8)            N/A      N/A           N/A      N/A          N/A       N/A


---------------
* Numbers reflect the net amount of fees received after all applicable waivers. As noted above, fund administration and transfer agency fees were combined effective December 1, 2001. The numbers for 2001 reflect fund administration fees from January 1, 2001 through November 30, 2001.
1    The  Funds  commenced  operations  on  December  31,  2001.
2    The  Funds  commenced  operations  as  of  August  30,  2000.
3    The  Funds  commenced  operations  as  of  June  30,  2000.
4    The  Funds  commenced  operations  on  December  28,  2001
5    The  Fund  commenced  operations  as  of  December  29,  2000.
6    The  s  Fund  commenced  operations  on  May  1,  1999.
7    The  Funds  commenced  operations  on  December  12,  2001.
8    The  Funds  have  not  commenced  operations.

     For the period of January 1, 2001 through November 30, 2001 and the fiscal years ended December 31, 2000 and 1999, GISI received the following, for the transfer agency services it provided:

                                                                             2001
                                                                         RECEIVED(*)         2000       1999
FUND                                                                 (1/1/01 - 11/30/01)   RECEIVED   RECEIVED
-------------------------------------------------------------------  --------------------  ---------  ---------

Gartmore GVIT Nationwide Leaders Fund(1)                             $               ---   $     ---  $     ---
-------------------------------------------------------------------  --------------------  ---------  ---------
Gartmore GVIT U.S. Growth Leaders Fund(1)                                            N/A         N/A        N/A
-------------------------------------------------------------------  --------------------  ---------  ---------
Gartmore GVIT Worldwide Leaders Fund                                               6,819       7,523      3,660
-------------------------------------------------------------------  --------------------  ---------  ---------
Gartmore GVIT International Growth Fund(2)                                           819         320        N/A
-------------------------------------------------------------------  --------------------  ---------  ---------
Gartmore GVIT Emerging Markets Fund(2)                                               740         158        N/A
-------------------------------------------------------------------  --------------------  ---------  ---------
Gartmore GVIT Global Technology and Communications Fund(3)                         1,206         456        N/A
-------------------------------------------------------------------  --------------------  ---------  ---------
Gartmore GVIT Global Financial Services Fund(4)                                      N/A         N/A        N/A
-------------------------------------------------------------------  --------------------  ---------  ---------
Gartmore GVIT Global Utilities Fund(4)                                               N/A         N/A        N/A
-------------------------------------------------------------------  --------------------  ---------  ---------
Gartmore GVIT Global Health Sciences Fund(5)                                         206           2        N/A
-------------------------------------------------------------------  --------------------  ---------  ---------


                                       94

Gartmore GVIT Total Return Fund                                                  162,585     218,406    242,137
-------------------------------------------------------------------  --------------------  ---------  ---------
Gartmore GVIT Growth Fund                                                         39,302      84,652    109,943
-------------------------------------------------------------------  --------------------  ---------  ---------
Gartmore GVIT Government Bond Fund                                                98,683      75,470     77,359
-------------------------------------------------------------------  --------------------  ---------  ---------
Gartmore GVIT Money Market Fund                                                  237,232     195,325    175,087
-------------------------------------------------------------------  --------------------  ---------  ---------
GVIT Small Cap Value Fund                                                         44,312      20,191      9,589
-------------------------------------------------------------------  --------------------  ---------  ---------
GVIT Small Company Fund                                                           67,196      71,788     38,947
-------------------------------------------------------------------  --------------------  ---------  ---------
GVIT Small Cap Growth Fund(6)                                                      9,571       6,093        433
-------------------------------------------------------------------  --------------------  ---------  ---------
Turner GVIT Growth Focus Fund(6)                                                     915         183        N/A
-------------------------------------------------------------------  --------------------  ---------  ---------
Comstock GVIT Value Fund                                                           5,056       4,440      2,105
-------------------------------------------------------------------  --------------------  ---------  ---------
Federated GVIT High Income Bond Fund                                               8,925       6,967      5,222
-------------------------------------------------------------------  --------------------  ---------  ---------
J.P. Morgan GVIT Balanced Fund                                                    11,923       9,365      6,260
-------------------------------------------------------------------  --------------------  ---------  ---------
Dreyfus GVIT Mid Cap Index Fund                                                   17,199       6,431      1,411
-------------------------------------------------------------------  --------------------  ---------  ---------
Strong GVIT Mid Cap Growth Fund                                                   17,953      21,173      3,155
-------------------------------------------------------------------  --------------------  ---------  ---------
MAS GVIT Multi Sector Bond Fund                                                   14,240       9,693      5,288
-------------------------------------------------------------------  --------------------  ---------  ---------
Gartmore GVIT Money Market Fund II(1)                                                437         N/A        N/A
-------------------------------------------------------------------  --------------------  ---------  ---------
Gartmore GVIT Investor Destinations Aggressive Fund(7)                               N/A         N/A        N/A
-------------------------------------------------------------------  --------------------  ---------  ---------
Gartmore GVIT Investor Destinations Moderately Aggressive Fund(7)                    N/A         N/A        N/A
-------------------------------------------------------------------  --------------------  ---------  ---------
Gartmore GVIT Investor Destinations Moderate Fund(7)                                 N/A         N/A        N/A
-------------------------------------------------------------------  --------------------  ---------  ---------
Gartmore GVIT Investor Destinations Moderately Conservative Fund(7)                  N/A         N/A        N/A
-------------------------------------------------------------------  --------------------  ---------  ---------
Gartmore GVIT Investor Destinations Conservative Fund(7)                             N/A         N/A        N/A
-------------------------------------------------------------------  --------------------  ---------  ---------
Nationwide GVIT Strategic Value Fund                                               2,246       2,283      1,573
-------------------------------------------------------------------  --------------------  ---------  ---------
Gartmore GVIT Millennium Growth Fund(3)                                              229         245  N/A
-------------------------------------------------------------------  --------------------  ---------  ---------
Gartmore GVIT Global Leaders Fund(x)                                                 N/A         N/A        N/A
-------------------------------------------------------------------  --------------------  ---------  ---------
Gartmore GVIT Global Small Companies Fund(x)                                         N/A         N/A        N/A
-------------------------------------------------------------------  --------------------  ---------  ---------
Gartmore GVIT OTC Fund(x)                                                            N/A         N/A        N/A
-------------------------------------------------------------------  --------------------  ---------  ---------
Gartmore GVIT European Leaders Fund(x)                                               N/A         N/A        N/A
-------------------------------------------------------------------  --------------------  ---------  ---------
Gartmore GVIT Asia Pacific Leaders Fund(x)                                           N/A         N/A        N/A
-------------------------------------------------------------------  --------------------  ---------  ---------

---------------
* Numbers reflect the net amount of fees received after all applicable waivers. As noted above, fund administration and transfer agency fees were combined effective December 1, 2001. The numbers for 2001 reflect transfer agency fees from January 1, 2001 through November 30, 2001.
1    The  Funds  commenced  operations  on  December  31,  2001.
2    The  Funds  commenced  operations  as  of  August  30,  2000.
3    The  Funds  commenced  operations  as  of  June  30,  2000.
4    The  Funds  commenced  operations  on  December  28,  2001
5    The  Fund  commenced  operations  as  of  December  29,  2000.
6    The  Fund  commenced  operations  on  May  1,  1999.
7    The  Funds  commenced  operations  on  December  12,  2001.
X    The  Funds  have  not  commenced  operations.

     FOR THE period of December 1, 2001 to December 31, 2001, GSA received the following, for the combined fund administration and transfer agency services it provided:

                                                                      DECEMBER
                                                                        2001
                                 FUND                                RECEIVED*
-------------------------------------------------------------------  ----------

Gartmore GVIT Nationwide Leaders Fund(1)                             $       25
-------------------------------------------------------------------  ----------
Gartmore GVIT U.S. Growth Leaders Fund(1)                                    75
-------------------------------------------------------------------  ----------
Gartmore GVIT Worldwide Leaders Fund                                      3,880
-------------------------------------------------------------------  ----------
Gartmore GVIT International Growth Fund(2)                                  484
-------------------------------------------------------------------  ----------
Gartmore GVIT Emerging Markets Fund(2)                                      849
-------------------------------------------------------------------  ----------
Gartmore GVIT Global Technology and Communications Fund(3)                  875
-------------------------------------------------------------------  ----------
Gartmore GVIT Global Financial Services Fund(4)                              75
-------------------------------------------------------------------  ----------
Gartmore GVIT Global Utilities Fund(4)                                       74
-------------------------------------------------------------------  ----------
Gartmore GVIT Global Health Sciences Fund(5)                                139
-------------------------------------------------------------------  ----------
Gartmore GVIT Total Return Fund                                          91,431
-------------------------------------------------------------------  ----------
Gartmore GVIT Growth Fund                                                19,748
-------------------------------------------------------------------  ----------
Gartmore GVIT Government Bond Fund                                       71,439
-------------------------------------------------------------------  ----------
Gartmore GVIT Money Market Fund                                         162,281
-------------------------------------------------------------------  ----------
GVIT Small Cap Value Fund                                                35,615
-------------------------------------------------------------------  ----------
GVIT Small Company Fund                                                  39,879
-------------------------------------------------------------------  ----------
GVIT Small Cap Growth Fund(6)                                             7,207
-------------------------------------------------------------------  ----------
Turner GVIT Growth Focus Fund(3)                                          1,034
-------------------------------------------------------------------  ----------
Comstock GVIT Value Fund                                                  2,881
-------------------------------------------------------------------  ----------
Federated GVIT High Income Bond Fund                                      6,243
-------------------------------------------------------------------  ----------
J.P. Morgan GVIT Balanced Fund                                            8,137
-------------------------------------------------------------------  ----------
Dreyfus GVIT Mid Cap Index Fund                                          13,221
-------------------------------------------------------------------  ----------
Strong GVIT Mid Cap Growth Fund                                           9,291
-------------------------------------------------------------------  ----------
MAS GVIT Multi Sector Bond Fund                                           9,645
-------------------------------------------------------------------  ----------
Gartmore GVIT Money Market Fund II(1)                                     1,804
-------------------------------------------------------------------  ----------
Gartmore GVIT Investor Destinations Aggressive Fund(7)                      N/A
-------------------------------------------------------------------  ----------
Gartmore GVIT Investor Destinations Moderately Aggressive Fund(7)           N/A
-------------------------------------------------------------------  ----------
Gartmore GVIT Investor Destinations Moderate Fund(7)                        N/A
-------------------------------------------------------------------  ----------
Gartmore GVIT Investor Destinations Moderately Conservative Fund(7)         N/A
-------------------------------------------------------------------  ----------
Gartmore GVIT Investor Destinations Conservative Fund(7)                    N/A
-------------------------------------------------------------------  ----------
Nationwide GVIT Strategic Value Fund                                      1,231
-------------------------------------------------------------------  ----------
Gartmore GVIT Millennium Growth Fund(3)                                     123
-------------------------------------------------------------------  ----------


                                       96

Gartmore GVIT Global Leaders Fund(x)                                        N/A
-------------------------------------------------------------------  ----------
Gartmore GVIT Global Small Companies Fund(x)                                N/A
-------------------------------------------------------------------  ----------
Gartmore GVIT OTC Fund(x)                                                   N/A
-------------------------------------------------------------------  ----------
Gartmore GVIT European Leaders Fund(x)                                      N/A
-------------------------------------------------------------------  ----------
Gartmore GVIT Asia Pacific Leaders Fund(x)                                  N/A
-------------------------------------------------------------------  ----------

---------------
* Numbers reflect the net amount of fees received after all applicable waivers. As noted above, fund administration and transfer agency fees were combined effective December 1, 2001. The numbers for 2001 reflect combined fund administration and transfer agency fees from December 1, 2001 through December 31, 2001.
1    The  Funds  commenced  operations  on  December  31,  2001.
2    The  Funds  commenced  operations  as  of  August  30,  2000.
3    The  Funds  commenced  operations  as  of  June  30,  2000.
4    The  Funds  commenced  operations  on  December  28,  2001
5    The  Fund  commenced  operations  as  of  December  29,  2000.
6    The  Fund  commenced  operations  on  May  1,  1999.
7    The  Funds  commenced  operations  on  December  12,  2001.
X    The  Funds  have  not  commenced  operations.

SUB-ADMINISTRATION

     GSA has entered into a Sub-Administration Agreement and a Sub-Transfer Agent Agreement with BISYS Fund Services Ohio, Inc. ("BISYS"), effective July 1, 1999, to provide certain fund administration and transfer agency services for each of the Funds held beneficially by its customers. For these services, GSA pays BISYS an annual fee at the following rates based on the average daily net assets of the aggregate of all the funds of the Trust that BISYS is providing such services for:

                                             AGGREGATE TRUST FEE
            ASSET LEVEL**               AS A PERCENTAGE OF NET ASSETS
--------------------------------------  ------------------------------

         up to $1 billion                           0.10%
 1 billion and more up to $3 billion                0.05%
 3 billion and more up to $8 billion                0.04%
 8 billion and more up to $10 billion               0.02%
10 billion and more up to $12 billion               0.01%
       12 billion or more                          0.005%

---------------
** The assets of each of the GVIT Investor Destinations Funds are excluded from the Trust asset level amount in order to calculate this asset based fee. The GVIT Investor Destinations Funds do not pay any part of this fee.


     For the period of January 1, 2001 through October 31, 2001 and the fiscal years ended December 31, 2000 and 1999, BISYS received (under a previous fee schedule) $6,228,787, $6,385,351 and $1,965,403, respectively, for the sub-administration services it provided and $3,676,394, $4,182,062 and $1,352,670 for the sub-transfer agency services it provided. Effective November 1, 2001, the sub-administration and sub-transfer agency fees were combined. For the period November 1 to December 31, 2001, BISYS received $1,803,079 for the combined sub-administration and sub-transfer agency services it provided.


ADMINISTRATIVE SERVICE PLAN

     Under the terms of an Administrative Services Plan, each Fund is permitted to enter Servicing Agreements with servicing organizations who agree to provide certain administrative support services for the Funds. Such administrative support services include but are not limited to the following: establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging for bank wires, performing shareholder sub-accounting, answering inquiries regarding the Funds, providing periodic statements showing the account balance for beneficial owners or for Plan participants or contract holders of insurance company separate accounts, transmitting proxy statements, periodic reports, updated prospectuses and other communications to shareholders and, with respect to meetings of shareholders, collecting, tabulating, and forwarding to the Trust executed proxies and obtaining such other information and performing such other services as may reasonably be required.

     As authorized by the Administrative Services Plan, the Trust has entered into a Servicing Agreement, effective July 1, 1999, pursuant to which NFS has agreed to provide certain administrative support services to the Funds held beneficially by its customers. In consideration for providing administrative support services, NFS and other entities with which the Trust may enter into Servicing Agreements (which may include NSI) will receive a fee, computed at the annual rate of up to 0.25% of the average daily net assets of the shares of the Funds held by customers of NFS or any such other entity.

     During the fiscal years ended December 31, 2001, 2000 and 1999, NFS and its affiliates received $12,276,973, $11,053,480 and $5,398,688 in administrative services fees from the Funds.

CUSTODIAN

     Fifth Third Bank ("Fifth Third"), 38 Fountain Square Plaza, Cincinnati, OH 45263, is the Custodian for the Funds and makes all receipts and disbursements under a Custodian Agreement. Pursuant to the Custodian Agreement, Fifth Third utilizes the services of the global custody network of Bank of New York for foreign custody of the Funds' assets. The Custodian performs no managerial or policy making functions for the Funds.

LEGAL COUNSEL

     Stradley Ronon Stevens & Young, LLP, 2600 Commerce Square, Philadelphia, PA 19103, serves as the Trust's legal counsel.

INDEPENDENT ACCOUNTANTS

     PricewaterhouseCoopers LLP, 100 E. Broad Street, Columbus, Ohio 43215 serves as independent accountants for the Trust.

BROKERAGE ALLOCATIONS

     A Fund's Adviser (or a Subadviser) is responsible for decisions to buy and sell securities and other investments for the Funds, the selection of brokers and dealers to effect the transactions and the negotiation of brokerage commissions, if any. In transactions on stock and commodity exchanges in the United States, these commission are negotiated, whereas on foreign stock and commodity exchanges these commissions are generally fixed and are generally higher than brokerage commissions in the United States. In the case of securities traded on the over-the-counter markets or for securities traded on a principal basis, there is generally no commission, but the price includes a spread between the dealer's purchase and sale price. This spread is the dealer's profit. In underwritten offerings, the price includes a disclosed, fixed commission or discount. Most short-term obligations are normally traded on a "principal" rather than agency basis. This may be done through a dealer (e.g., a securities firm or bank) who buys or sells for its own account rather than as an agent for another client, or directly with the issuer.

     Except as described below, the primary consideration in portfolio security transactions is "best price execution of the transaction," i.e., execution at the most favorable prices and in the most effective manner possible. "Best price-best execution" encompasses many factors affecting the overall benefit obtained by the client account in the transaction including, but not necessarily limited to, the price paid or received for a security, the commission charged, the promptness, availability and reliability of execution, the confidentiality and placement accorded the order, and customer service. Both the adviser and the Subadvisers have complete freedom as to the markets in and the broker-dealers through which they seek this result.

     Subject to the primary consideration of seeking best price-best execution and as discussed below, securities may be bought or sold through broker-dealers who have furnished statistical, research, and other information or services to the adviser or a Subadviser. In placing orders with such broker-dealers, the adviser or Subadviser will, where possible, take into account the comparative usefulness of such information. Such information is useful to the adviser or Subadviser even though its dollar value may be indeterminable, and its receipt or availability generally does not reduce the adviser's or Subadviser's normal research activities or expenses.

     Fund portfolio transactions may be effected with broker-dealers who have assisted investors in the purchase of variable annuity contracts or variable insurance policies issued by Nationwide Life Insurance Company or Nationwide Life & Annuity Insurance Company. However, neither such assistance nor sale of other investment company shares is a qualifying or disqualifying factor in a broker-dealer's selection, nor is the selection of any broker-dealer based on the volume of shares sold.

     There may be occasions when portfolio transactions for a Fund are executed as part of concurrent authorizations to purchase or sell the same security for trusts or other accounts (including other mutual funds) served by the adviser or Subadviser or by an affiliated company thereof. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to a Fund, they are effected only when the adviser or Subadviser believes that to do so is in the interest of the Fund. When such concurrent authorizations occur, the executions will be allocated in an equitable manner.

     In purchasing and selling investments for the Funds, it is the policy of each of the advisers and Subadvisers to obtain best execution at the most favorable prices through responsible broker-dealers. The determination of what may constitute best execution in a securities transaction by a broker involves a number of considerations, including the overall direct net economic result to the Fund (involving both price paid or received and any commissions and other costs paid), the efficiency with which the transaction is effected, the ability to effect the transaction at all when a large block is involved, the availability of the broker to stand ready to execute possible difficult transactions in the future, and the financial strength and stability of the broker. These considerations are judgmental and are weighed by the adviser or Subadviser in determining the overall reasonableness of securities executions and commissions paid. In selecting broker-dealers, the adviser or Subadviser will consider various relevant factors, including, but not limited to, the size and type of the transaction; the nature and character of the markets for the security or asset to be purchase or sole; the execution efficiency, settlement capability, and financial condition of the broker-dealer's firm; the broker-dealer's execution services rendered on a continuing basis; and the reasonableness of any commissions.

     The Advisers and each Subadviser may cause a Fund to pay a broker-dealer who furnishes brokerage and/or research services a commission that is in excess of the commission another broker-dealer would have received for executing the transaction if it is determined, pursuant to the requirements of Section 28(e) of the Securities Exchange Act of 1934 that such commission is reasonable in relation to the value of the brokerage and/or research services provided. Such research services may include, among other things, analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, analytic on modeling software, market data fees and historical market information. Any such research and other information provided by brokers to an Adviser or Subadviser is considered to be in addition to and not in lieu of services required to be performed by it under its investment advisory or subadvisory agreement, as the case may be. The fees paid to the Advisers and Subadvisors pursuant to their respective investment advisory or subadvisory agreement are not reduced by reason of its receiving any brokerage and research services. The research services provided by broker-dealers can be useful to the Advisers or a Subadviser in serving their other clients. All research services received from the brokers to whom commission are paid are used collectively, meaning such services may not actually be utilized in connection with each client account that may have provided the commission paid to the brokers providing such services. Subject to the policy of the Advisers and Subadvisers to obtain best execution at the most favorable prices through responsible broker-dealers, each also may consider the broker-dealer's sale of shares of any fund for which it serves as investment adviser, subadviser or administrator. For the fiscal year ended December 31, 2001, all the affiliated advisers of Gartmore Global Investments for both Gartmore Variable Insurance Trust and Gartmore Mutual Funds, including but not limited to, GMF, GSA, GGAMT, and Gartmore Trust Company, received soft dollar commissions of $4,043,823 for all their advisory clients, including the Funds.

     The following tables list the amount of brokerage commissions (excluding directed brokerage) and the amount of transactions and related commissions paid to brokers providing research and other services to the subadvisers for the following periods:

                             FOR THE YEAR ENDED DECEMBER 31, 2001
-----------------------------------------------------------------------------------------
                                                                  TRANSACTIONS RELATED TO
                                                                  -----------------------
                                                        BROKERAGE OR RESEARCH SERVICES(1)
                                                        ---------------------------------
FUND                                             COMMISSION     $ AMOUNT      COMMISSION
-----------------------------------------------  -----------  --------------  -----------

Gartmore GVIT Nationwide Leaders Fund(2)         $       488  $               $
-----------------------------------------------------------------------------------------
Gartmore GVIT U.S. Growth Leaders Fund(2)              1,630              --           --
-----------------------------------------------------------------------------------------
Gartmore GVIT Worldwide Leaders Fund                 279,537              --           --
-----------------------------------------------------------------------------------------
Gartmore GVIT International Growth Fund(3)            99,551              --           --
-----------------------------------------------------------------------------------------
Gartmore GVIT Emerging Markets Fund(3)                72,797              --           --
-----------------------------------------------------------------------------------------
Gartmore GVIT Global Technology
    and Communications Fund(4)                       145,558       3,399,892        5,993
-----------------------------------------------------------------------------------------
Gartmore GVIT Global Financial Services Fund(5)        2,449              --           --
-----------------------------------------------------------------------------------------
Gartmore GVIT Global Utilities Fund(5)                 3,520              --           --
-----------------------------------------------------------------------------------------
Gartmore GVIT Global Health Sciences Fund(6)          21,697       1,673,320        1,942
-----------------------------------------------------------------------------------------
Gartmore GVIT Total Return Fund                    2,615,444     578,826,967      851,570
-----------------------------------------------------------------------------------------
Gartmore GVIT Growth Fund                          1,685,987     306,190,755      452,943
-----------------------------------------------------------------------------------------
Gartmore GVIT Government Bond Fund                         0              --           --
-----------------------------------------------------------------------------------------
Gartmore GVIT Money Market Fund                            0              --           --
-----------------------------------------------------------------------------------------
GVIT Small Cap Value Fund                          2,996,661      66,454,430      212,029
-----------------------------------------------------------------------------------------
GVIT Small Company Fund                            2,122,835     724,349,996    2,335,097
-----------------------------------------------------------------------------------------
GVIT Small Cap Growth Fund                           198,124     156,978,470      282,170
-----------------------------------------------------------------------------------------
Turner GVIT Growth Focus Fund(4)                     221,687       2,408,070        1,960
-----------------------------------------------------------------------------------------
Comstock GVIT Value Fund                              96,410      16,225,687       20,966
-----------------------------------------------------------------------------------------
Federated GVIT High Income Bond Fund                     267              --           --
-----------------------------------------------------------------------------------------
J.P. Morgan GVIT Balanced Fund                        82,493              --           --
-----------------------------------------------------------------------------------------
Dreyfus GVIT Mid Cap Index Fund                       65,724              --           --
-----------------------------------------------------------------------------------------
Strong GVIT Mid Cap Growth Fund                    2,347,489   2,429,578,645    4,107,903
-----------------------------------------------------------------------------------------

                       FOR THE YEAR ENDED DECEMBER 31, 2001
--------------------------------------------------------------------------------
                                                          TRANSACTIONS RELATED TO
                                                          -----------------------
                                                BROKERAGE OR RESEARCH SERVICES(1)
                                                ---------------------------------
FUND                                          COMMISSION   $ AMOUNT    COMMISSION
--------------------------------------------  ----------  -----------  ----------
MAS GVIT Multi Sector Bond Fund                        0           --          --
---------------------------------------------------------------------------------
Gartmore GVIT Money Market Fund II(7)                  0           --          --
---------------------------------------------------------------------------------
Gartmore GVIT Investor Destinations
Aggressive Fund(8)                                     0           --          --
---------------------------------------------------------------------------------
Gartmore GVIT Investor Destinations
Moderately Aggressive Fund(8)                          0           --          --
---------------------------------------------------------------------------------
Gartmore GVIT Investor Destinations
Moderate Fund(8)                                       0           --          --
---------------------------------------------------------------------------------
Gartmore GVIT Investor Destinations
Moderately Conservative Fund(8)                        0           --          --
---------------------------------------------------------------------------------
Gartmore GVIT Investor Destinations
Conservative Fund(8)                                   0           --          --
---------------------------------------------------------------------------------
Nationwide GVIT Strategic Value Fund             127,268   70,797,569     166,397
---------------------------------------------------------------------------------
Gartmore GVIT Millennium Growth Fund(4)           17,710      787,655       1,288
---------------------------------------------------------------------------------
Gartmore GVIT Global Leaders Fund(9)                 N/A          N/A         N/A
---------------------------------------------------------------------------------
Gartmore GVIT Global Small Companies Fund(9)         N/A          N/A         N/A
---------------------------------------------------------------------------------
Gartmore GVIT OTC Fund(9)                            N/A          N/A         N/A
---------------------------------------------------------------------------------
Gartmore GVIT European Leaders Fund(9)               N/A          N/A         N/A
---------------------------------------------------------------------------------


                                      101

Gartmore GVIT Asia Pacific Leaders Fund(9)           N/A          N/A         N/A
---------------------------------------------------------------------------------

---------------
1 To the extent the Fund is managed by a subadviser, this information has been provided by the respective Fund's subadvisers, and the information is believed to be reliable, however, the Funds have not independently verified it.
2    The  Funds  commenced  operations  as  of  December  31,  2001.
3    The  Funds  commenced  operations  as  of  August  30,  2000.
4    The  Funds  commenced  operations  as  of  June  30,  2000.
5    The  Funds  commenced  operations  as  of  December  28,  2001.
6 The Gartmore GVIT Global Health Sciences Fund commenced operations as of December 29, 2000.
7    The  Funds  commenced  operations  as  of  October  2,  2001.
8    The  Funds  commenced  operations  as  of  December  12,  2001.
9    The  Fund  has  not  commenced  operations.

                          FOR THE YEAR ENDED DECEMBER 31, 2000
----------------------------------------------------------------------------------------
                                                               TRANSACTIONS  RELATED  TO
                                                               -------------------------
                                                       BROKERAGE OR RESEARCH SERVICES(1)
                                                      ----------------------------------
FUND                                              COMMISSION     $  AMOUNT    COMMISSION
------------------------------------------------  -----------  ------------  -----------
Strong GVIT Mid Cap Growth Fund                   $ 3,333,396  $363,014,518  $   323,019
----------------------------------------------------------------------------------------
Nationwide GVIT Strategic Value Fund                   72,533     7,548,638       13,061
----------------------------------------------------------------------------------------
Comstock GVIT Value Fund                               50,307            --           --
----------------------------------------------------------------------------------------
Federated GVIT High Income Bond Fund                        0            --           --
----------------------------------------------------------------------------------------
J.P. Morgan GVIT Balanced Fund                        119,026            --           --
----------------------------------------------------------------------------------------
MAS GVIT Multi Sector Bond Fund                             0            --           --
----------------------------------------------------------------------------------------
GVIT Small Cap Value Fund                                   0   104,206,444      336,125
----------------------------------------------------------------------------------------
Gartmore GVIT Worldwide Leaders Fund                  343,746            --           --
----------------------------------------------------------------------------------------
Dreyfus GVIT Mid Cap Index Fund                       123,246            --           --
----------------------------------------------------------------------------------------
GVIT Small Cap Growth Fund                            156,285            --           --
----------------------------------------------------------------------------------------
GVIT Small Company Fund(2)                          2,281,254   182,649,855      280,636
----------------------------------------------------------------------------------------
Nationwide Income Fund                                      0            --           --
----------------------------------------------------------------------------------------
Gartmore GVIT Total Return Fund(2)                  5,658,548            --           --
----------------------------------------------------------------------------------------
Gartmore GVIT Growth Fund(2)                        1,930,966            --           --
----------------------------------------------------------------------------------------
Gartmore GVIT Government Bond Fund                          0            --           --
----------------------------------------------------------------------------------------
Turner GVIT Growth Focus Fund(3)                       62,510         3,295        5,000
----------------------------------------------------------------------------------------
Gartmore GVIT Millennium Growth Fund(2),(3)            14,925            --           --
----------------------------------------------------------------------------------------
Gartmore GVIT Global Technology
    and Communications Fund(2),(3)                     30,950            --           --
----------------------------------------------------------------------------------------
Gartmore GVIT Global Health Sciences Fund(2),(4)        2,030            --           --
----------------------------------------------------------------------------------------
Gartmore GVIT Emerging Markets Fund(2),(5)             14,279            --           --
----------------------------------------------------------------------------------------
Gartmore GVIT International Growth Fund(2),(5)         34,401            --           --
----------------------------------------------------------------------------------------
Gartmore GVIT Global Leaders Fund(6)                      N/A          N/A           N/A
----------------------------------------------------------------------------------------
Gartmore GVIT European Growth Fund(6)                     N/A          N/A           N/A
----------------------------------------------------------------------------------------
Gartmore GVIT Global Small Companies Fund(6)              N/A          N/A           N/A
----------------------------------------------------------------------------------------


                                      103

Gartmore GVIT OTC Fund(6)                                 N/A          N/A           N/A
----------------------------------------------------------------------------------------

---------------
1 To the extent the Fund is managed by a subadviser, this information has been provided by the respective Fund's subadvisers, and the information is believed to be reliable, however, the Funds have not independently verified it.
2 For the fiscal year ended December 31, 2000, all the affiliated advisers of Gartmore Global Investments of both Gartmore Variable Insurance Trust and
     Gartmore Mutual Funds, including but not limited to GMF, GSA, GGAMT, and Gartmore Trust Company, received soft dollar commission of $2,942,454 for all their advisory clients, including the Funds. This total may include soft dollar commissions related to this Fund.
3 The Turner GVIT Growth Focus Fund, Gartmore GVIT Millennium Growth Fund and Gartmore GVIT Global Technology and Communications Fund commenced operations as of June 30, 2000.
4 The Gartmore GVIT Global Health Sciences Fund commenced operations as of December 29, 2000.
5 The Gartmore GVIT Emerging Markets and Gartmore GVIT International Growth Funds commenced operations as of August 30, 2000.
6    The  Fund  has  not  commenced  operations.

                      FOR THE YEAR ENDED DECEMBER 31, 1999
-----------------------------------------------------------------------------
                                                      TRANSACTIONS RELATED TO
                                                    -------------------------
                                            BROKERAGE OR RESEARCH SERVICES(1)
                                            ---------------------------------
FUND                                   COMMISSION    $ AMOUNT     COMMISSION
-------------------------------------  -----------  ------------  -----------
Strong GVIT Mid Cap Growth Fund        $   348,253  $ 77,864,109  $    98,375
-----------------------------------------------------------------------------
Nationwide GVIT Strategic Value Fund        66,667     5,013,018        7,859
-----------------------------------------------------------------------------
Comstock GVIT Value Fund                    27,780     8,088,262        8,659
-----------------------------------------------------------------------------
Federated GVIT High Income Bond Fund           379            --           --
-----------------------------------------------------------------------------
J.P. Morgan GVIT Balanced Fund              47,558       858,024        1,248
-----------------------------------------------------------------------------
MAS GVIT Multi Sector Bond Fund                 --            --           --
-----------------------------------------------------------------------------
GVIT Small Cap Value Fund                1,199,913   124,965,494      316,630
-----------------------------------------------------------------------------
Gartmore GVIT Worldwide Leaders Fund       102,624            --           --
-----------------------------------------------------------------------------
Dreyfus GVIT Mid Cap Index Fund             60,773            --           --
-----------------------------------------------------------------------------
GVIT Small Cap Growth Fund(2)               16,381     6,004,581        9,600
-----------------------------------------------------------------------------
GVIT Small Company Fund(3)                 996,995   141,963,141      282,969
-----------------------------------------------------------------------------
Nationwide Income Fund                          --            --           --
-----------------------------------------------------------------------------
Gartmore GVIT Total Return Fund          1,982,239            --           --
-----------------------------------------------------------------------------
Gartmore GVIT Growth Fund                  651,886            --           --
-----------------------------------------------------------------------------
Gartmore GVIT Government Bond Fund              --            --           --
-----------------------------------------------------------------------------

1 This information has been provided by the respective Fund's subadvisers, and the information is believed to be reliable, however, the Funds have not independently verified it.
2    The  Small  Cap  Growth  Fund  commenced  operations  on  May  1,  1999.
3 The information provided for '$ Amount' under Transactions Related to Brokerage or Research Services for this Fund does not reflect the impact of $15,200 of commissions because the former subadviser to which this information pertains was unable to furnish the related transactions '$ Amount'.

     Under the 1940 Act, "affiliated persons" of a Fund are prohibited from dealing with it as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC. However, each Fund may purchase securities from underwriting syndicates of which a subadviser or any of its affiliates as defined in the 1940 Act, is a member under certain conditions, in accordance with Rule 10f-3 under the 1940 Act.

     Certain of the Funds contemplate that, consistent with the policy of obtaining best results, brokerage transactions may be conducted through "affiliated broker/dealers," as defined in the 1940 Act. Under the 1940 Act, commissions paid by a Fund to an "affiliated broker/dealer" in connection with a purchase or sale of securities offered on a securities exchange may not exceed the usual and customary broker's commission. Accordingly, it is the Funds' policy that the commissions to be paid to an affiliated broker-dealer must, in its judgment, be (1) at least as favorable as those that would be charged by other brokers having comparable execution capability and (2) at least as favorable as commissions contemporaneously charged by such broker/dealer on comparable transactions for its most favored unaffiliated customers, except for accounts for which the affiliated broker/dealer acts as a clearing broker for another brokerage firm and customers of an affiliated broker/dealer considered by a majority of the independent trustees not to be comparable to the Fund. The Fund does not deem it practicable and in its best interests to solicit competitive bids for commissions on each transaction. However, consideration regularly is given to information concerning the prevailing level of commissions charged on comparable transactions by other brokers during comparable periods of time.

     The following table lists the amount of brokerage commissions paid to affiliated brokers:

--------------------------------------------------------------------
                                                 COMMISSIONS
--------------------------------------------------------------------
FUND                       BROKER          2001     2000     1999
--------------------------------------------------------------------

GVIT Small          Neuberger & Berman    $35,755  $65,527  $42,706
   Company Fund
--------------------------------------------------------------------
GVIT Small Cap      Neuberger & Berman    $18,703  $ 6,355  $   ---
   Growth Fund
--------------------------------------------------------------------
Dreyfus GVIT Mid    Mellon Bank           $ 5,661  $   566  $   ---
   Cap Index Fund
--------------------------------------------------------------------
J.P. Morgan GVIT    Salomon Smith Barney  $ 6,114  $   ---  $ 3,220
   Balanced Fund
--------------------------------------------------------------------
GVIT Small          Lazard Freres         $   920  $   ---  $   290
   Company Fund
--------------------------------------------------------------------

     During the year ended December 31, 2001, commissions paid by the GVIT Small Company Fund to Neuberger & Berman represented 1.68% of total commissions paid by the Fund or 1.50% of the aggregate dollar amount of transactions involving the payment of commissions. During the year ended December 31, 2001, commissions paid by the GVIT Small Cap Growth Fund to Neuberger & Berman represented 9.44% of total commissions paid by the Fund or 8.11% of the aggregate dollar amount of transactions involving the payment of commissions. During the year ended December 31, 2001, commissions paid by the Dreyfus GVIT Mid Cap Index Fund to Mellon Bank represented 8.61% of total commissions paid by the Fund or 4.25% of the aggregate dollar amount of transactions involving the payment of commissions. During the year ended December 31, 2001, commissions paid by the J.P. Morgan GVIT Balanced Fund to Salomon Smith Barney represented 7.41% of total commissions paid by the Fund or 5.27% of the aggregate dollar amount of transactions involving the payment of commissions. During the year ended December 31, 2001, commissions paid by the GVIT Small Company Fund to Lazard Freres represented 0.04% of total commissions paid by the Fund or 0.02% of the aggregate dollar amount of transactions involving the payment of commissions.

     As of December 31, 2001, none of the Funds held investments in their regular brokers or dealers.

PURCHASES, REDEMPTIONS AND PRICING OF SHARES

     An insurance company purchases shares of the Funds at their net asset value ("NAV") using purchase payments received on variable annuity contracts and variable life insurance policies issued by separate accounts. These separate accounts are funded by shares of the Funds. For certain of the Funds, shares may also be sold to affiliated Funds of Funds.

     All investments in the Trust are credited to the shareholder's account in the form of full and fractional shares of the designated Fund (rounded to the nearest 1/1000 of a share). The Trust does not issue share certificates.

     The NAV per share of the Funds is determined once daily, as of the close of regular trading on the New York Stock Exchange (generally 4 P.M. Eastern Time) on each business day the New York Stock Exchange is open for regular trading (and on such other days as the Board determines). The Trust will not compute NAV for the Funds on customary national business holidays, including the following:
Christmas Day, New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day and Thanksgiving Day.

     The offering price for orders placed before the close of the New York Stock Exchange, on each business day the Exchange is open for trading, will be based upon calculation of the NAV at the close of regular trading on the Exchange. For orders placed after the close of regular trading on the Exchange, or on a day on which the Exchange is not open for trading, the offering price is based upon NAV at the close of the Exchange on the next day thereafter on which the Exchange is open for trading. The NAV of a share of each Fund on which offering and redemption prices are based is the NAV of that Fund, divided by the number of shares outstanding, the result being adjusted to the nearer cent. The NAV of each Fund is determined by subtracting the liabilities of the Fund from the value of its assets (chiefly composed of investment securities). The NAV per share for a class is calculated by adding the value of all securities and other assets of a Fund allocable to the class, deducting liabilities allocable to that class, and dividing by the number of that class' shares outstanding.

     Securities for which market quotations are readily available are values at current market value as of Valuation Time. Valuation Time will be as of the close of regular trading on the New York Stock Exchange (usually 4 P.M. Eastern
Time). Equity securities are valued at the last quoted sale price, or if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange in which each security trades.

     Debt and other fixed income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Board of Trustees of the Trust. Short-term debt securities such as commercial paper and U.S. treasury bills, having a remaining maturity of 60 day or less are considered to be "short-term" and are valued at amortized cost which approximated market value. The pricing service activities and results are reviewed by an officer of the Trust.

     Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provided a value that does not represent fair value in the judgment of the Funds' investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees of the Trust.

     The pricing service activities and results are reviewed by an officer of the Trust. Securities and other assets, for which such market prices are unavailable or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgement of the Fund's investment adviser or its designee, are valued at fair value under procedures approved by the Trust's Board of Trustees. For the Gartmore GVIT Money Market Fund and Gartmore GVIT Money Market Fund II, all securities are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 under the 1940 Act.

     A separate account redeems shares to make benefit or surrender payments under the terms of its variable annuity contracts or variable life insurance policies. Redemptions are processed on any day on which the Trust is open for business and are effected at NAV next determined after the redemption order, in proper form, is received by the Trust's transfer agent, GISI.

     The Trust may suspend the right of redemption for such periods as are permitted under the 1940 Act and under the following unusual circumstances: (a) when the New York Stock Exchange is closed (other than weekends and holidays) or trading is restricted; (b) when an emergency exists, making disposal of portfolio securities or the valuation of net assets not reasonably practicable; or (c) during any period when the SEC has by order permitted a suspension of redemption for the protection of shareholders.

ADDITIONAL INFORMATION

DESCRIPTION OF SHARES

     The Amended Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of each Fund and to divide or combine such shares into a greater or lesser number of shares without thereby exchanging the proportionate beneficial interests in the Trust. Each share of a Fund represents an equal proportionate interest in that Fund with each other share. The Trust reserves the right to create and issue a number of different funds and currently has authorized 36 separate funds. Shares of each Fund would participate equally in the earnings, dividends, and assets of that particular fund. Upon liquidation of a Fund, shareholders are entitled to share pro rata in the net assets of such Fund available for distribution to shareholders.

     The Trust presently offers the following series of shares of beneficial interest, without par value and with the various classes listed:

SERIES                                                                   SHARE CLASSES
----------------------------------------------------------------  ----------------------------

Gartmore GVIT Total Return Fund                                   Class I, Class II, Class III
Gartmore GVIT Growth Fund                                                              Class I
Gartmore GVIT Government Bond Fund                                Class I, Class II, Class III
Gartmore GVIT Money Market Fund                                                        Class I
GVIT Small Company Fund                                           Class I, Class II, Class III
J.P. Morgan GVIT Balanced Fund                                                         Class I
Comstock GVIT Value Fund                                                               Class I
Gartmore GVIT Worldwide Leaders Fund                                        Class I, Class III
Federated GVIT High Income Bond Fund                                        Class I, Class III
MAS GVIT Multi Sector Bond Fund                                             Class I, Class III
GVIT Small Cap Value Fund                                         Class I, Class II, Class III
Dreyfus GVIT Mid Cap Index Fund                                   Class I, Class II, Class III
GVIT Small Cap Growth Fund                                        Class I, Class II, Class III
Strong GVIT Mid Cap Growth Fund                                             Class I, Class III
Nationwide GVIT Strategic Value Fund                                                   Class I
Turner GVIT Growth Focus Fund                                     Class I, Class II, Class III
Gartmore GVIT Millennium Growth Fund                                         Class I, Class II
Gartmore GVIT Global Technology and Communications Fund           Class I, Class II, Class III
Gartmore GVIT Global Health Sciences Fund                         Class I, Class II, Class III
Gartmore GVIT Emerging Markets Fund                               Class I, Class II, Class III
Gartmore GVIT International Growth Fund                           Class I, Class II, Class III
Gartmore GVIT Global Leaders Fund                                                      Class I
Gartmore GVIT European Leaders Fund                               Class I, Class II, Class III
Gartmore GVIT Global Small Companies Fund                                              Class I
Gartmore GVIT OTC Fund                                                                 Class I
Gartmore GVIT Nationwide Leaders Fund                             Class I, Class II, Class III
Gartmore GVIT U.S. Growth Leaders Fund                            Class I, Class II, Class III
Gartmore GVIT Asia Pacific Leaders Fund                           Class I, Class II, Class III


                                      108

Gartmore GVIT Global Financial Services Fund                      Class I, Class II, Class III
Gartmore GVIT Global Utilities Fund                               Class I, Class II, Class III
Gartmore GVIT Investor Destinations Aggressive Fund                       No Class Designation
Gartmore GVIT Investor Destinations Moderately Aggressive Fund            No Class Designation
Gartmore GVIT Investor Destinations Moderate Fund                         No Class Designation
Gartmore GVIT Investor Destinations Moderately Conservative Fund          No Class Designation
Gartmore GVIT Investor Destinations Conservative Fund                     No Class Designation
Gartmore GVIT Money Market Fund II                                        No Class Designation

     You have an interest only in the assets of the shares of the Fund which you own. Shares of a particular class are equal in all respects to the other shares of that class. In the event of liquidation of a Fund, shares of the same class will share pro rata in the distribution of the net assets of such Fund with all other shares of that class. All shares are without par value and when issued and paid for, are fully paid and nonassessable by the Trust. Shares may be exchanged or converted as described in this Statement of Additional Information and in the Prospectus but will have no other preference, conversion, exchange or preemptive rights.

VOTING RIGHTS

     Shareholders are entitled to one vote for each share held. Shareholders may vote in the election of Trustees and on other matters submitted to meetings of shareholders. Generally, amendment may not be made to the Amended Declaration of Trust without the affirmative vote of a majority of the outstanding voting securities of the Trust. The Trustees may, however, further amend the Amended Declaration of Trust without the vote or consent of shareholders to:

     (1)  designate  series  of  the  Trust;  or

     (2)  change  the  name  of  the  Trust;  or

     (3) apply any omission, cure, correct, or supplement any ambiguous, defective, or inconsistent provision to conform the Amended Declaration of Trust to the requirements of applicable federal laws or regulations if they deem it necessary.

     Shares have no pre-emptive or conversion rights. Shares, when issued, are fully paid and nonassessable. In regard to termination, sale of assets, or change of investment restrictions, the right to vote is limited to the holders of shares of the particular Fund affected by the proposal. However, shares of all Funds vote together, and not by Fund, in the election of Trustees. If an issue must be approved by a majority as defined in the 1940 Act, a "majority of the outstanding voting securities" means the lesser of (i) 67% or more of the shares present at a meeting when the holders of more than 50% of the outstanding shares are present or represented by proxy, or (ii) more than 50% of the outstanding shares. For the election of Trustees only a plurality is required.

SHAREHOLDER INQUIRIES

     All inquiries regarding the Trust should be directed to the Trust at the telephone number or address shown on the cover page of this Prospectus.

TAX STATUS

     Election to be taxed as a regulated investment company. Each Fund (including each Underlying Fund of GVIT Investors Destinations Funds) has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). Each Fund (including each Underlying Fund of GVIT Investors Destinations Funds) has qualified as a regulated investment company for its most recent fiscal year and intends to continue to qualify during the current fiscal year. As a regulated investment company, a Fund generally pays no federal income tax on the income and gain it distributes. The Board of Trustees reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders. In such case, the Fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gain.

     Diversification requirements. Each Fund (including each Underlying Fund of GVIT Investors Destinations Funds) intends to comply with the diversification requirements of section 817(h) of the Code relating to the tax-deferred status of variable accounts that are based on insurance company separate accounts. If these requirements are not met, or under other limited circumstances, it is possible that the contract holders, rather than the separate accounts, will be treated for federal income tax purposes as the taxable owners of the assets held by the separate accounts.

OTHER TAX CONSEQUENCES

     Effect of foreign investments on distributions. Certain Funds (including the Underlying Funds of GVIT Investors Destinations Funds) may invest in foreign securities and may be subject to foreign withholding taxes on income from those securities that may reduce distributions.

     Most foreign exchange gain realized on the sale of debt securities is treated as ordinary income by the Funds. Similarly, foreign exchange loss realized on the sale of debt securities generally is treated as ordinary loss.

     Investment in PFIC securities. If a Fund (including an Underlying Fund of GVIT Investors Destinations Funds) invests in securities of foreign entities that could be deemed for tax purposes to be passive foreign investment companies ("PFICs"), the Fund intends to mark-to-market these securities and recognize any gain at the end of its fiscal year. Deductions for losses will be allowable only to the extent of any current or previously recognized gain. This gain (reduced by allowable losses) is treated as ordinary income that the Fund is required to distribute, even though it has not sold the securities.

     Shareholders of PFICs may, under certain circumstances, be subject to a deferred interest charge pursuant to section 1291 of the Code.

Excise Tax Distribution Requirements. To avoid federal excise taxes, the Code requires a Fund to make certain minimum distributions by December 31 of each year. Federal excise taxes will not apply to a Fund in a given calendar year, however, if all of its shareholders at all times during the calendar year are segregated asset accounts of life insurance companies where the shares are held in connection with variable products.

THE FOLLOWING PARAGRAPH ONLY APPLIES TO THE GARTMORE GVIT MONEY MARKET FUND AND THE GARTMORE GVIT MONEY MARKET FUND II:

          Maintaining a $1 share price. Gain and loss on the sale of portfolio securities and unrealized appreciation or depreciation in the value of these securities may require the Gartmore GVIT Money Market Fund or the Gartmore GVIT Money Market Fund II to adjust distributions to maintain its respective $1 share price. These procedures may result in under- or over-distributions by the Fund of its respective net investment income.

TAX CONSEQUENCES TO SHAREHOLDERS

          Since shareholders of the Funds will be the insurance company separate accounts, no discussion is included herein concerning federal income tax consequences for the holders of the contracts. For information concerning the federal income tax consequences to any such holder, see the prospectus relating to the applicable contract.

FINANCIAL STATEMENTS

     The Report of Independent Accountants and Financial Statements of the Trust for the period ended December 31, 2001 are incorporated by reference to the Trust's Annual Report. Copies of the Annual Report and Semi-Annual Report are available without charge upon request by writing the Trust or by calling toll free 1-800-848-6331.

APPENDIX A

                                  DEBT RATINGS

STANDARD & POOR'S DEBT RATINGS

A Standard & Poor's corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

The  ratings  are  based,  in  varying degrees, on the following considerations:

     1. Likelihood of default - capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

     2.   Nature  of  and  provisions  of  the  obligation.

     3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

     INVESTMENT GRADE

     AAA  -  Debt  rated  'AAA'  has  the  highest rating assigned by Standard &
Poor's.  Capacity  to  pay  interest  and  repay  principal is extremely strong.

     AA - Debt rated 'AA' has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

     A - Debt rated 'A' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB - Debt rated 'BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

SPECULATIVE GRADE

Debt rated 'BB', 'B', 'CCC', 'CC' and 'C' is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. 'BB' indicates the least degree of speculation and 'C' the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

BB - Debt rated 'BB' has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The 'BB' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BBB-' rating.

B - Debt rated 'B' has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The 'B' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BB' or 'BB-' rating.

CCC - Debt rated 'CCC' has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The 'CCC' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'B' or 'B-' rating.

CC - Debt rated 'CC' typically is applied to debt subordinated to senior debt that is assigned an actual or implied 'CCC' rating.

C - Debt rated 'C' typically is applied to debt subordinated to senior debt which is assigned an actual or implied 'CCC-' debt rating. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI - The rating 'CI' is reserved for income bonds on which no interest is being paid.

D - Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grade period. The 'D' rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

MOODY'S LONG-TERM DEBT RATINGS

Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa - Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

FITCH INVESTORS SERVICE, INC. BOND RATINGS

Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt in a timely manner.

The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

Bonds that have the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

Fitch ratings are not recommendations to buy, sell, or hold any security. ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature or taxability of payments made in respect of any security.

Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

AAA Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated 'AAA'. Because bonds rated in the 'AAA' and 'AA' categories are not significantly vulnerable to foreseeable future developments, short-term debt of the issuers is generally rated 'F-1+'.

A         Bonds  considered  to  be investment grade and of high credit quality.
          The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.


BBB Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

Fitch speculative grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings ('BB' to 'C') represent Fitch's assessment of the likelihood of timely payment of principal and interest in accordance with the terms of obligation for bond issues not in default. For defaulted bonds, the rating ('DDD' to 'D') is an assessment of the ultimate recovery value through reorganization or liquidation.

The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength.

Bonds that have the same rating are of similar but not necessarily identical credit quality since the rating categories cannot fully reflect the differences in the degrees of credit risk.

BB Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C         Bonds  are  in  imminent  default in payment of interest or principal.


DDD, Bonds are in default on interest and/or principal payments. Such bonds are extremely

DD speculative, and should be valued on the basis of their ultimate recovery value in liquidation

&D or reorganization of the obligor. `DDD' represents the highest potential for recovery of these bonds, and 'D' represents the lowest potential for recovery.

SHORT-TERM RATINGS

STANDARD & POOR'S COMMERCIAL PAPER RATINGS

A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

Ratings are graded into several categories, ranging from 'A-1' for the highest quality obligations to 'D' for the lowest. These categories are as follows:

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.


A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated 'A-1'.

A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues rated 'B' are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with doubtful capacity for payment.

D Debt rated 'D' is in payment default. the 'D' rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grade period.

STANDARD & POOR'S NOTE RATINGS

An S&P note rating reflects the liquidity factors and market-access risks unique to notes. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

The  following  criteria  will  be  used  in  making  the  assessment:

     [ ] Amortization schedule - the larger the final maturity relative to other maturities, the more likely the issue is to be treated as a note.

     [ ] Source of payment - the more the issue depends on the market for its refinancing, the more likely it is to be considered a note.

     Note  rating  symbols  and  definitions  are  as  follows:

SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3      Speculative capacity to pay principal and interest.

MOODY'S SHORT-TERM RATINGS

Moody's short-term debt ratings are opinions on the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

Issuers rated Prime-1 (or supporting institutions) have a superior capacity for repayment of senior short-term debt obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: (I) leading market positions in well established industries, (II) high rates of return on funds employed, (III) conservative capitalization structures with moderate reliance on debt and ample asset protection, (IV) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (V) well established access to a range of financial markets and assured sources of alternative liquidity.


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Issuers  rated  Prime-2  (or supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Issuers rated Prime-3 (or supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Issuers  rated  Not Prime do not fall within any of the prime rating categories.

MOODY'S NOTE RATINGS


MIG 1/VMIG 1   This  designation  denotes  best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG 2/VMIG 2   This  designation denotes high quality. Margins of protection are ample  although  not  so  large  as  in  the  preceding  group.

MIG 3/VMIG 3   This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

MIG 4/VMIG 4   This  designation  denotes  adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

SG This designation denotes speculative quality. Debt instruments in this category lack margins of protection.

FITCH SHORT-TERM RATINGS

Fitch short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

     F-1+ Exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.


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     F-1  Very  strong  credit  quality.  Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated 'F-1+'.

     F-2 Good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment but the margin of safety is not as great as for issues assigned 'F-1+' and 'F-1' ratings.

     F-3 Fair credit quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

     B    Speculative.  Issues  assigned  this  rating  have  characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

     C    High  default  risk.  Default  is  a  real  possibility,  Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

     D    Default.  Issues  assigned  this  rating  are  in  actual  or imminent payment  default.

THOMSON'S SHORT-TERM RATINGS

The Thomson Short-Term Ratings apply, unless otherwise noted, to specific debt instruments of the rated entities with a maturity of one year or less. Thomson short-term ratings are intended to assess the likelihood of an untimely or incomplete payments of principal or interest.

TBW-1 the highest category, indicates a very high likelihood that principal and interest will be paid on a timely basis.

TBW-2 the second highest category, while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

TBW-3 the lowest investment-grade category; indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

TBW-4 the lowest rating category; this rating is regarded as non-investment grade and therefore speculative.


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